                          BARR ROSENBERG SERIES Trust
              ----------------------------------------------------

                        U.S. SMALL CAPITALIZATION SERIES
                                  JAPAN SERIES
                   INTERNATIONAL SMALL CAPITALIZATION SERIES
                       BARR ROSENBERG MARKET NEUTRAL FUND
                    BARR ROSENBERG DOUBLE ALPHA MARKET FUND
               BARR ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

                                                                     May 3, 2000
Dear Fellow Shareholder:

     Technology stocks rocketed higher during 1999, carrying most U.S. stock market indexes along with them. The overall market gained more than 20% for an unprecedented fifth consecutive year. The market continued posting healthy returns in the first quarter of 2000. However, by the end of the first quarter cracks began to emerge in the mania for biotech and Internet issues. In the first quarter, the NASDAQ suffered no less than four 10% corrections, the final 10% correction of the quarter occurred over the span of just three days.

     For the fiscal year, the International Small Capitalization Fund gained 32.04% and 31.47% for Institutional Shares and Select Shares respectively and exceeded its benchmark, the Cazenove Rosenberg Global Small Companies Index excluding the U.S.(1) Since inception, the Institutional Shares (September 23,
1996) and the Select Shares (October 29, 1996) have average annual returns of 6.54% and 6.28% respectively. Bullishness among stock investors was an international phenomenon in 1999. We remain optimistic about the future for international investing. The International Small Capitalization Fund provides diversification for investors who are primarily invested in large capitalization stocks and exposure to the growth potential of the mature international markets for investors whose portfolios are concentrated in the U.S.

     The U.S. Small Capitalization Fund gained over 31% (Institutional Shares 31.36%, Adviser Shares 31.00% and Select Shares 31.06%) although the return for the Fund's benchmark, the Russell 2000 Index(2) was 37.29% for the year ended March 31, 2000, driven by the market's focus on growth-oriented technology companies for most of the year. Small cap growth outperformed small cap value by 45.78%. This was in sharp contrast to the prior fiscal year when small cap value outperformed small cap growth by 10.99%. Because the Fund has a modest value bias, the Fund's performance suffered relative to the Russell 2000 Index in the market environment where growth stocks so overwhelmingly dominated. Over long periods, the returns from value and growth stocks have been similar, and they've swapped places as market leaders many times. Over a full market cycle we are not concerned about this modest style bias. For the 5 and 10-year periods, the Institutional Shares have outperformed the Russell 2000 Index with average annual returns of 19.66% and 16.17% respectively. The Adviser Shares (January 21, 1997) and the Select Shares (October 22, 1996) have average annual returns since inception of 12.40% and 14.69% respectively.

     After an analysis and re-evaluation of current and future small cap sector capacity utilization across all products, we decided to re-open the U.S. Small Capitalization Series effective March 27, 2000, to all investors.

     We strongly believe that companies with superior long-term earnings will be rewarded, on average, with superior market performance. This core belief makes us a value investor. Does it mean that we don't like growth stocks, especially the Internet and biotech stocks? Not at all. We are convinced that Internet and biotech sectors will be two of the major sectors of the economy in the 21st century. We believe that the market is too enthusiastic about these sectors and that the earnings potential for Internet and biotech stocks, and more generally growth stocks, does not justify the extreme valuation levels observed during 1999.

     For this reason, the year ending March 31, 2000, was a very difficult one for our small/mid-cap market neutral strategy. Performance of the Market Neutral Fund and the Double Alpha Market Fund, which invests in the Market Neutral Fund, severely suffered in the extreme growth environment of the past 12 months resulting in losses for the year. Because the stock selection models are based on fundamental analysis, they tend to produce better results when investors focus on the relationship between current company fundamentals and prices.

     The Select Sectors Market Neutral Fund outperformed its benchmark, U.S. 90-day Treasury Bills, with returns of 9.82% and 9.39% for the Institutional Shares and the Investor Shares respectively. This Fund holds long and short positions primarily in the largest 500 companies based on capitalization. It does not have the same degree of value bias as the Market Neutral Fund. While the Market Neutral Fund has modest industry and sector exposures, the Select Sectors Market Neutral Fund will typically over or under weight different sectors and industries within sectors. Since inception, the Institutional Shares (October 19, 1998) have returned 10.43% and Investor Shares (November 11, 1998) 10.29%.

     Despite the disappointing performance of the Market Neutral and Double Alpha Funds, we still believe that a market neutral investment strategy makes sense for investors who are looking for a defensive strategy with the potential for higher returns than bonds so long as the investor is willing to accept potentially higher short-term volatility. We believe diversification is the key to market neutral investing. An investment in both the Market Neutral Fund and the Select Sectors Market Neutral Fund would have done better in the last year than an investment in the Market Neutral Fund alone. We will pursue diversification among market neutral strategies in 2000.

     The Japanese equity market was one of the best performers in the world for the year ended March 31, 2000. Japan rebounded strongly from its economic slumps and currency problems of 1997 and 1998. However, Japan still remains a mystery. It seems to be a market that has the potential for great upside but also significant downside risk. The Japan Fund gained over 45% (Institutional Shares 45.24% and Select Shares 45.04%) for the year although its benchmark, the TOPIX(3), returned 56.48% for the same period. "Internet mania" contributed significantly to the strong performance of the TOPIX. Because the Manager's stock selection models are unable to reconcile current prices for these high-flying growth stocks with underlying fundamentals, performance of the Fund suffered. For the 5 and 10-year periods, the average annual return of the Institutional Shares is -2.07% and 0.82% respectively. The Select Shares have an average annual return of -0.44% since inception (October 22, 1996),

     For a more detailed discussion of performance, please see the commentary preceding each Fund's Schedule of Portfolio Investments.

     In 2000, we expect to expand our product line to different market segments affording investors additional opportunities to diversify their portfolios. To take advantage of the strategic alliance between the Funds' manager and AXA, Barr Rosenberg Mutual Funds will become AXA Rosenberg Mutual Funds in August 2000. The name of the Trust will not change.

     Our investment philosophy is founded on sound investment theory and principles, focusing on the long-term and providing appropriate diversification. We also strongly believe that by being a disciplined investor, by sticking to our investment philosophy and by being patient, we will create a solid foundation for long-term investment success.

                                         Thank you for your trust and support,

                                         /s/ Richard L. Saalfeld
                                         Richard L. Saalfeld

                                         President & CEO
                                         Barr Rosenberg Mutual Funds

     Total returns for the Institutional Shares of the U.S. Small Capitalization Fund and the Japan Fund represent the historical performance for the Rosenberg Series Trust Small Capitalization Fund and the Rosenberg Series Trust Japan Fund until they were converted to the Barr Rosenberg U.S. Small Capitalization Fund and the Barr Rosenberg Japan Fund on August 5, 1996. Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Small capitalization funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average. International investing involves increased risk and volatility. The Japan Fund may also be subject to the additional risk of non-diversified regional investing.

     Investments in shares of the Market Neutral Fund and the Select Sectors Market Neutral Fund are more volatile and risky than some other forms of investments. Since the Funds have both a long and a short portfolio, an investment in the Market Neutral Fund and the Select Sectors Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risks in the Market Neutral Fund and the Select Market Neutral Fund relate specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the Market Neutral Fund and the Select Sectors Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Investment in Index Futures involves risk. Positions in Index Futures may be closed out by the Barr Rosenberg Double Alpha Market Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for a particular contract at any particular time.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     Institutional Shares are distributed by the Barr Rosenberg Series Trust. Adviser, Select and Investor Shares are distributed by Barr Rosenberg Funds Distributor, Inc.

     For more complete information about the Barr Rosenberg Mutual Funds, including management fees, expenses and other ongoing charges, please call 1-800-555-5737 (Institutional Share/Registered Investment Advisors) and 1-800-447-3332 (Select/Investor Shares) for a prospectus. Please read it carefully before investing.

---------------

(1) The Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS) is an unmanaged index of non-U.S. small capitalization companies with market capitalization up to $19.6 billion. Investors cannot invest directly in any Index.

(2) The Russell 2000 Index is an unmanaged index of approximately 2,000 small capitalization companies with market value up to $10.5 billion. Investors cannot invest directly in any Index.

(3) The Tokyo Stock Price Index (TOPIX) is an unmanaged index of approximately 1,400 Japanese companies. Investors cannot invest directly in any Index.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

                                                                                        SINCE        SINCE
                                             LAST 1    LAST 3    LAST 5    LAST 10    INCEPTION    INCEPTION
                                              YEAR     YEARS     YEARS      YEARS     (1/21/97)    (10/22/96)
                                             ------    ------    ------    -------    ---------    ----------
Institutional Shares (USCIX)...............  31.36%    14.79%    19.66%     16.17%
Adviser Shares (LIFUX).....................  31.00%    14.50%       --         --       12.40%
Select Shares (BRSCX)......................  31.06%    14.48%       --         --                    14.69%
Russell 2000(1)............................  37.29%    17.75%    17.24%     14.43%      13.62%       15.38%

     For the year ended March 31, 2000, small capitalization stocks rose strongly with the Russell 2000 Index(1) up 37.29%. A surge in small cap stocks late in 1999 and early in 2000 brought an end to the market leadership by large cap stocks that had persisted since 1996. All small cap stocks did not fare equally, however, as small cap growth stocks continued to dominate small cap value stocks. For the year ending March 31, 2000, the Russell 2000 Growth Index(2) rose 61.96% compared with a rise of just 12.03% for the Russell 2000 Value Index(3). In general, investors richly rewarded the most actively traded, highest price momentum growth stocks most strongly associated with the "new economy" stories.

     This market environment was a difficult one for the performance of the Fund relative to the Russell 2000 Index. The Manager's stock selection models tend to favor stocks that are seen as underpriced relative to their fundamental financial characteristics when compared with other similar stocks. This tendency leads to a portfolio with a modest value bias. In such an extreme growth environment, this value bias hurt the relative performance of the Fund.

     While the Fund's value exposures detracted from relative performance, other risk factor and industry exposures contributed positively to performance. The Fund's slight positive exposure to stocks with positive price momentum (relative strength risk factor) helped the most as the return associated with this feature of stocks rose to historic highs. Among industries, an overexposure to the electronics industry (2.8% above the Russell 2000 Index exposure) during the past 12 months boosted relative performance.

     The bulk of the Fund's underperformance was attributable to the independent effect of stock selection and not the aggregate influence of risk factor and industry exposures. This result is not surprising given the Fund's tight management of risk factor and industry exposures and given the types of stocks that were rewarded and punished by investors over the past 12 months. Fundamental to the Manager's stock selection process is the belief that a portfolio of stocks that produce more future earnings per dollar of initial cost (an "earnings advantage") than the benchmark should be rewarded with above benchmark performance. In the past year, the stocks held by the Fund did consistently produce more future earnings per dollar of cost than the benchmark; however, investors did not reward these superior earnings. In fact, investors strongly favored stocks with no earnings or negative earnings. In environments like these, when investors do not focus on reconciling current stock prices with likely future earnings or other fundamental measures of value, the Manager's stock selection performance will suffer.

     Total returns for the Institutional Shares represents the historical performance for the Rosenberg Series Trust Small Capitalization Fund which was launched in February 1989 until it was converted to the Barr Rosenberg U.S. Small Capitalization Fund on August 5, 1996.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Small capitalization funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average. Total return includes change in share price and reinvestment of distributions.

     Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     The Institutional Shares of the U.S. Small Capitalization Fund are distributed by the Barr Rosenberg Series Trust. The Adviser and Select Shares are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

(1) The Russell 2000 is the benchmark for the Barr Rosenberg U.S. Small Capitalization Fund. It is an unmanaged index of approximately 2,000 small capitalization companies with market value up to $10.5 billion. Investors cannot invest directly in any Index.

(2) The Russell 2000 Growth Index measures the performance of the Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth rates.

(3) The Russell 2000 Value Index measures the performance of the Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS -- 99.1%
          AIRCRAFT -- 0.0%
  1,700   Curtiss-Wright.................  $     62,263
                                           ------------
          AIRLINES -- 0.0%
  1,000   Kitty Hawk*....................         4,750
                                           ------------
          AUTOS -- 1.1%
 48,000   American Axle & Manufacturing
            Holdings*....................       711,000
 48,000   Borg-Warner Automotive.........     1,890,000
 61,100   Dura Automotive Systems*.......     1,050,156
 12,300   Standard Automotive*...........        84,563
 97,500   Wabash National................     1,358,906
                                           ------------
                                              5,094,625
                                           ------------
          BANKING -- 4.5%
  8,575   Abigail Adams National
            Bancorp......................        69,672
  4,200   Acadiana Bancshares............        63,000
 26,600   Ambanc Holding Co..............       362,425
 11,600   American Business Financial
            Services.....................       205,175
 12,100   ASTA Funding*..................        65,038
 18,564   BancWest.......................       366,639
 13,100   Berkshire Bancorp..............       411,830
 10,800   BNCCORP*.......................        70,200
  4,145   BOK Financial*.................        76,683
  3,100   BSB Bancorp....................        64,713
 10,100   Cameron Financial..............       130,038
 17,700   Capital Corp. of the West*.....       148,238
  4,000   Carver Bancorp.................        35,000
  7,900   CB Bancshares..................       187,625
 47,300   Chittenden.....................     1,404,218
 76,800   Colonial BancGroup.............       825,599
 30,300   Commercial Bank of New York....       289,744
 13,200   Community Financial............       122,925
  2,625   Crusader Holding*..............        19,852
  3,900   Elmira Savings Bank, FSB.......        78,975
 24,400   Federal Agricultural Mortgage,
            Class C*.....................       378,200
 14,400   FFLC Bancorp...................       163,800
  8,300   FFW............................        88,188
  8,300   Fidelity Bancorp...............       144,213
  8,000   First Bancshares...............        79,000
  2,200   First Banks America*...........        39,325
 34,300   First Citizens BancShares,
            Class A......................     1,936,877
     58   First Colonial Group...........           928
  1,600   First Defiance Financial.......        13,800
  9,300   First Investors Financial
            Services*....................        48,825
  2,000   First Midwest Financial........        20,250
 17,800   First Mutual Bancshares........       172,438
  1,300   First Regional Bancorp*........         8,938
    500   FIRSTFED AMERICA BANCORP.......         5,313

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          BANKING (CONTINUED)
 17,900   Franklin Bank NA...............  $    152,150
 15,700   FSF Financial..................       165,831
 15,200   Greater Bay Bancorp............       611,799
    100   Harrodsburg First Financial
            Bancorp......................         1,088
 11,400   Hawthorne Financial*...........        95,475
 10,500   Hingham Institution for
            Savings......................       128,625
    600   Independence Federal Savings
            Bank.........................         6,900
 10,800   Iroquois Bancorp...............       340,200
 29,600   ITLA Capital*..................       377,400
  3,900   Kankakee Bancorp...............        82,875
    100   LSB Financial..................         1,138
  1,600   Marion Capital Holdings........        25,400
  8,533   MASSBANK.......................       234,391
  8,800   MB Financial*..................        87,450
 64,900   Metris Companies...............     2,522,987
     16   Mid-America Bancorp............           416
  4,000   Monterey Bay Bancorp...........        34,500
  1,000   New Hampshire Thrift
            Bancshares...................        11,875
 20,300   North Fork Bancorporation......       362,863
  9,100   North Valley Bancorp...........        87,588
  2,600   Northeast Indiana Bancorp......        27,625
 40,600   Pacific Century Financial......       824,687
      9   Premier National Bancorp.......           136
 18,140   PVF Capital....................       159,292
 33,200   Quaker City Bancorp*...........       464,799
 93,400   Republic Bancorp...............       872,705
 15,962   Seacoast Financial Services....       157,625
  7,200   Southern Missouri Bancorp......        83,250
  2,100   Southwest Bancorp..............        35,963
    500   Staten Island Bancorp..........         8,563
 37,800   Sterling Financial*............       378,000
 26,000   Student Loan...................     1,064,374
  3,900   Teche Holding..................        48,750
 49,200   TFC Enterprises*...............       149,138
 89,320   UMB Financial..................     3,282,509
 16,200   Wainwright Bank & Trust........       113,400
  7,300   Wells Financial................        85,775
                                           ------------
                                             21,185,226
                                           ------------
          BUILDING -- 1.0%
  1,700   Ablest*........................        11,050
 44,900   AMREP*.........................       266,594
     25   Dominion Homes*................           138
 23,500   Encompass Services*............       135,125
 10,300   Fortress Group*................        10,300
 90,300   Integrated Electrical
            Services*....................       474,075
 53,100   Kaufman & Broad Home...........     1,138,330

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          BUILDING (CONTINUED)
  6,900   MasTec*........................  $    614,100
 20,500   Meadow Valley*.................        79,438
  9,221   Michael Baker*.................        47,834
  3,700   Orleans Homebuilders*..........         6,706
 10,000   Perini*........................        44,375
 16,200   RailWorks*.....................       164,025
 49,700   Skyline........................     1,077,868
 27,800   Southern Energy Homes*.........        34,750
 31,000   The Rottlund Company*..........        79,438
 14,400   UTILX*.........................        90,000
 34,400   Washington Homes*..............       195,650
                                           ------------
                                              4,469,796
                                           ------------
          CHEMICALS -- 2.2%
 79,000   A. Schulman....................     1,046,750
  9,500   American Pacific*..............        67,094
 16,830   American Vanguard..............       132,536
 58,100   Bairnco........................       403,069
    800   ChemFirst......................        15,550
101,200   Dexter.........................     5,363,599
 52,900   H.B. Fuller....................     2,112,694
 93,700   International Specialty
            Products*....................       603,194
 16,700   LESCO..........................       280,769
 26,700   USEC...........................       123,488
                                           ------------
                                             10,148,743
                                           ------------
          COMPUTER -- 0.0%
  2,600   Digital Lightwave*.............       162,013
                                           ------------
          CONSTRUCTION MATERIALS -- 0.9%
 22,600   Ameron International...........       803,713
 22,700   Centex Construction Products...       595,875
 14,200   Continental Materials*.........       315,950
 11,200   Devcon International*..........        81,900
 26,900   Donnelly.......................       317,756
  5,700   Florida Rock Industries........       159,600
 83,100   Lafarge........................     1,973,625
  5,200   Oglebay Norton.................       112,450
                                           ------------
                                              4,360,869
                                           ------------
          DEFENSE -- 0.1%
  1,600   Conrad Industries*.............         7,200
 14,300   Kaman, Class A.................       139,425
 15,100   Primex Technologies............       321,819
                                           ------------
                                                468,444
                                           ------------
          DRUGS -- 3.3%
  4,700   Abgenix*.......................       649,188
    600   ABIOMED*.......................        24,300
 48,700   Alpharma, Class A..............     1,789,725

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          DRUGS (CONTINUED)
 13,200   Atlantic Technology
            Ventures*....................  $     76,725
  1,000   Biosite Diagnostics*...........        24,375
  1,200   Bradley Pharmaceuticals*.......         2,400
141,500   Cambrex........................     6,155,249
 10,900   Catalytica*....................       158,731
 61,500   Diagnostic Products............     1,502,906
  1,400   Digene*........................        64,400
 37,300   Dura Pharmaceuticals*..........       459,256
  2,700   E-Z-EM*........................        24,638
    800   Ergo Science*..................         1,325
 15,200   Hi-Tech Pharmacal*.............        83,600
  2,000   Immucor*.......................        19,750
  1,700   InSite Vision*.................        10,094
 38,500   King Pharmaceuticals*..........     1,212,750
  7,400   Millennium Pharmaceuticals*....       961,075
 25,192   New Brunswick Scientific*......       176,344
 15,800   Nutraceutical International*...        58,263
 20,500   PDK Labs*......................        79,438
255,800   Perrigo*.......................     1,942,481
                                           ------------
                                             15,477,013
                                           ------------
          DURABLES -- 0.4%
 63,000   Coachmen Industries............       870,188
    400   Harman International
            Industries...................        24,000
     42   Sunbeam*.......................           176
  3,050   Thor Industries................        74,153
 60,000   Winnebago Industries...........     1,083,750
                                           ------------
                                              2,052,267
                                           ------------
          ELECTRIC UTILITIES -- 2.9%
 29,200   Bangor Hydro-Electric..........       505,525
 58,300   Central Vermont Public
            Service......................       608,506
  2,300   CH Energy Group................        69,863
153,000   CMP Group......................     4,456,125
    900   Maine Public Service...........        15,581
161,900   Public Service Co. of New
            Mexico.......................     2,549,925
145,300   RGS Energy Group...............     3,087,625
 54,700   TNP Enterprises................     2,396,544
 12,000   Westmoreland Coal*.............        45,750
                                           ------------
                                             13,735,444
                                           ------------
          ELECTRONICS -- 17.5%
    800   ACT Manufacturing*.............        44,750
 17,500   Advanced Fibre
            Communications*..............     1,095,938
  3,800   Affymetrix*....................       564,063
 52,050   ANADIGICS*.....................     3,435,300
 21,325   Bogen Communications
            International*...............       215,916
    300   Cobra Electronics*.............         1,763

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          ELECTRONICS (CONTINUED)
 13,300   Comdial*.......................  $    174,563
  2,600   Cree*..........................       293,963
 77,100   CTS............................     4,394,699
  6,400   CyberOptics*...................       271,600
 29,300   Cypress Semiconductor*.........     1,444,856
 65,600   Datascope......................     2,082,800
 16,400   Datron Systems, California*....       196,800
  4,800   Dental/Medical Diagnostic
            Systems*.....................        10,650
 14,900   Detection Systems*.............       144,344
 52,500   Digital Microwave*.............     1,778,438
  1,900   DII Group*.....................       214,819
  3,800   DRS Technologies*..............        37,763
 13,600   DSP Group*.....................       897,600
  3,900   Elamex S.A. de C.V.*...........        22,181
116,300   General Semiconductor*.........     2,006,175
 45,500   GenRad*........................       563,063
 55,000   Haemonetics*...................     1,237,500
 76,000   Harmonic*......................     6,326,999
  5,900   Hurco Companies*...............        20,650
  4,200   Integrated Device
            Technology*..................       166,425
208,200   International Rectifier*.......     7,937,624
 48,900   InterVoice-Brite*..............     1,411,988
 13,600   Kewaunee Scientific............       182,750
 11,600   Lakeland Industries*...........        47,125
 76,800   Lattice Semiconductor*.........     5,198,399
  4,700   Logic Devices*.................        32,606
  1,000   Medical Action Industries*.....         3,625
  7,800   Medstone International*........        49,238
  7,300   Merrimac Industries*...........        66,613
 45,200   Micrel*........................     4,339,199
 21,700   Mine Safety Appliances.........     1,508,150
 12,400   Porta Systems*.................        43,400
  1,900   Power-One*.....................       114,713
 10,000   Programming & Systems* (a).....             0
  4,000   Robinson Nugent*...............        62,500
 31,100   Salient 3 Communications*......       373,200
  2,900   Sigmatron International*.......        15,225
  1,500   Silicon Storage Technology*....       110,813
 24,800   Siliconix*.....................     2,357,550
 64,100   Spacelabs Medical*.............     1,021,594
 55,200   SPX*...........................     6,289,349
 58,500   Standard Microsystems*.........       851,906
 61,100   Tekelec*.......................     2,268,338
 88,200   Tektronix......................     4,939,199
  5,000   Three-Five Systems*............       300,000
 51,900   Triquint Semiconductor*........     3,814,649
 97,500   Varian*........................     3,741,563

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          ELECTRONICS (CONTINUED)
118,700   Varian Medical Systems*........  $  5,415,687
 10,800   Video Display*.................        70,875
 13,450   Vishay Intertechnology*........       748,156
  9,500   Vodavi Technology*.............        44,531
  3,500   Xicor*.........................        49,438
  4,500   Zygo*..........................       217,125
                                           ------------
                                             81,270,746
                                           ------------
          FINANCIAL INVESTMENTS -- 0.7%
 18,700   Amplicon.......................       197,519
  3,700   Giant Group*...................         6,244
 24,800   HPSC*..........................       195,300
 25,300   International Aircraft
            Investors*...................       161,288
 19,300   IPI*...........................        55,488
 19,800   Penn Virginia..................       339,075
 17,500   REFAC*.........................        70,000
 50,100   Sunrise International
            Leasing*.....................       241,106
  5,500   Vari-Lite International*.......        11,000
  7,600   Willis Lease Finance*..........        46,550
 50,300   XTRA*..........................     1,911,399
                                           ------------
                                              3,234,969
                                           ------------
          FOOD -- 1.4%
 25,000   Cagle's........................       200,000
 75,600   Corn Products International....     1,819,125
  4,400   Farmer Brothers................       787,600
    100   Griffin Land & Nurseries*......         1,100
 21,400   John B. Sanfilippo & Son*......        90,950
  7,500   M&F Worldwide*.................        32,813
  2,300   Penford........................        41,688
114,400   Ralcorp Holdings*..............     1,658,800
    150   Seaboard.......................        26,550
 98,100   Triarc Companies*..............     1,961,999
                                           ------------
                                              6,620,625
                                           ------------
          HEALTH -- 1.3%
 40,000   Coventry Health Care*..........       340,000
 10,400   Dynacq International*..........        96,200
  2,900   IntegraMed America*............         8,338
117,700   LifePoint Hospitals*...........     1,956,762
  4,700   MEDTOX Scientific*.............        38,188
 22,106   National Home Health Care*.....       105,004
 34,400   NAHC*..........................         6,880
 84,550   Quest Diagnostics*.............     3,360,862
 24,000   UniHolding*....................        24,000
                                           ------------
                                              5,936,234
                                           ------------
          HOUSEHOLD -- 2.0%
 19,800   American Biltrite..............       264,825
 19,700   Associated Materials...........       273,338

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          HOUSEHOLD (CONTINUED)
  2,500   Aztec Manufacturing............  $     29,531
 65,400   Brady..........................     2,039,662
  2,900   Cybex International*...........        12,144
  5,000   Daktronics*....................        50,625
  8,400   Direct Focus*..................       233,625
 15,500   Fotoball USA*..................        75,563
 54,300   Gundle/SLT Environmental*......       159,506
196,200   Kimball International, Class
            B............................     2,158,199
    900   Knape & Vogt Manufacturing.....        14,175
    200   Lamson & Sessions*.............         1,488
  3,400   PlayCore*......................        22,950
  9,400   Pubco*.........................        72,850
  1,900   Pulaski Furniture..............        41,444
  1,000   Raven Industries...............        11,125
 25,900   Reunion Industries*............        61,513
 64,000   Russ Berrie & Co...............     1,184,000
 33,800   Salton*........................     1,466,074
  3,000   Summa Industries*..............        28,500
 13,800   Total Containment*.............        24,150
  7,500   Trans-Lux......................        50,625
  4,000   UFP Technologies*..............        11,000
 47,300   West Pharmaceutical Services...     1,197,281
  6,900   WMS Industries*................        68,138
                                           ------------
                                              9,552,331
                                           ------------
          INSURANCE -- 1.8%
  7,700   Amwest Insurance Group.........        66,413
  2,400   Arthur J. Gallagher & Co.......        78,000
  1,400   Bancinsurance*.................         5,950
 13,300   Health Risk Management*........        84,788
  5,700   Independence Holding...........        61,275
 53,000   InterContinental Life*.........       530,000
 10,800   Kansas City Life Insurance.....       260,550
  2,000   Kaye Group.....................        14,000
  3,200   Liberty........................       120,000
  6,600   Midland........................       155,100
 11,700   National Security Group........       130,163
 13,100   National Western Life
            Insurance, Class A*..........     1,061,100
 18,200   Paula Financial................        63,700
 69,800   PMA Capital....................     1,221,499
 11,800   Point-West Capital*............        84,444
 10,600   RenaissanceRe Holdings.........       433,275
 39,900   Standard Management*...........       184,538
    200   United Fire & Casualty.........         3,850
 29,800   White Mountains Insurance
            Group........................     3,996,924
                                           ------------
                                              8,555,569
                                           ------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          LIQUOR & TOBACCO -- 0.0%
  3,505   Robert Mondavi*................  $    122,237
  3,000   Todhunter International*.......        24,000
                                           ------------
                                                146,237
                                           ------------
          MACHINERY -- 7.0%
 13,000   Acme Electric*.................        78,000
  2,900   Advanced Technical Products*...        11,600
 19,100   Aerovox*.......................       106,244
 11,100   Alpha Technologies Group*......        81,863
 57,300   Ampco-Pittsburgh...............       623,138
 33,900   Asyst Technologies*............     1,983,150
  2,600   BHA Group Holdings, Class A....        20,475
  1,400   Brooks Automation*.............        87,500
 25,100   Butler Manufacturing...........       613,381
  6,000   C&D Technologies...............       354,000
  5,500   Chicago Rivet & Machine........       121,000
  3,000   Credence Systems*..............       375,375
 31,300   Dayton Superior*...............       788,369
 38,900   Detroit Diesel.................       743,963
 11,100   Edison Control*................       112,388
  3,300   EMCORE*........................       379,706
 26,800   Fansteel*......................        93,800
 21,700   Farrel.........................        42,044
  5,600   Federal Screw Works............       225,400
 12,200   Gencor Industries* (a).........             0
    900   Genesis Worldwide..............         3,375
  5,100   Gorman-Rupp....................        80,325
 31,100   Griffon*.......................       242,969
  2,500   Key Technology*................        23,750
 48,600   Kulicke & Soffa Industries*....     3,113,437
  6,700   L.S. Starrett, Class A.........       157,450
 66,600   Lam Research*..................     3,001,162
  6,700   Lennox International...........        58,625
176,100   Lincoln Electric Holdings......     4,259,418
  9,200   LTX*...........................       415,725
 22,500   Maxco*.........................       188,438
  8,900   McClain Industries*............        46,725
 12,400   Mestek*........................       209,250
 17,600   MFRI*..........................        72,600
 39,500   Middleby*......................       224,656
  6,100   Minuteman International........        48,800
  5,350   Oilgear........................        46,478
  6,500   Owosso.........................        21,531
 10,900   P & F Industries*..............        95,375
  8,900   Peerless Mfg...................       124,600
 25,100   Photon Dynamics*...............     1,731,900
 18,800   Pitt-Des Moines................       425,350
 22,000   PRI Automation*................     1,344,750
  5,900   Q.E.P.*........................        50,888

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          MACHINERY (CONTINUED)
  7,400   Quipp..........................  $    114,700
 11,000   Selas Corporation of America...        63,250
    300   Shiloh Industries*.............         3,131
  8,700   Standard Motor Products........       129,413
  8,400   Tecumseh Products, Class B.....       352,800
190,700   Timken.........................     3,098,874
 16,600   UNIFAB International*..........       132,800
 94,400   Varian Semiconductor Equipment
            Associates*..................     6,006,199
                                           ------------
                                             32,730,140
                                           ------------
          MEDIA -- 3.6%
106,500   Banta..........................     1,956,937
115,800   Bowne & Co.....................     1,490,925
  9,250   Courier........................       215,063
 25,600   Emmis Communications, Class
            A*...........................     1,190,400
  3,300   Grey Advertising...............     1,349,700
  9,900   iNTELEFILM*....................        34,650
 10,600   Multi-Color*...................        76,188
 22,200   Outlook Group*.................       109,613
 12,000   Penton Media...................       312,000
  4,500   Pulitzer.......................       183,938
 43,700   Scholastic*....................     2,357,068
  2,300   Standard Register..............        29,613
 41,100   Thomas Nelson..................       326,231
 21,300   Todd-AO, Class A...............       734,850
168,400   Topps*.........................     1,399,825
128,000   True North Communications......     5,031,999
  4,100   Wave Technologies
            International*...............        38,950
                                           ------------
                                             16,837,950
                                           ------------
          METALS -- 2.4%
 10,900   Atchison Casting*..............        75,619
  3,800   Brush Wellman..................        66,975
  1,000   Commercial Metals..............        27,625
128,636   Harsco.........................     3,722,403
  3,100   Insteel Industries.............        17,438
  5,000   L.B. Foster*...................        20,313
113,400   Mueller Industries*............     3,444,525
 58,300   Quanex.........................     1,049,400
  2,000   Reliance Steel & Aluminum......        44,750
  8,700   Southern Peru Copper...........       113,100
  7,200   Steel Technologies.............        57,150
 60,250   Stillwater Mining*.............     2,410,000
                                           ------------
                                             11,049,298
                                           ------------
          MISCELLANEOUS FINANCIAL -- 3.3%
 92,000   Affiliated Managers Group*.....     4,369,999
  3,100   American Capital Strategies....        78,663

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          MISCELLANEOUS FINANCIAL
            (CONTINUED)
 16,900   Atalanta Sosnoff Capital*......  $    154,213
 42,200   Dain Rauscher..................     2,782,563
112,400   Eaton Vance....................     4,826,174
    300   Gabelli Asset Management*......         5,138
 31,500   John Nuveen, Class A...........     1,204,875
 18,855   JWGenesis Financial*...........       289,896
 41,000   Maxcor Financial Group*........        96,094
  6,000   Morgan Keegan..................       105,000
 59,800   Raymond James Financial........     1,240,850
 13,635   Stifel Financial...............       146,576
                                           ------------
                                             15,300,041
                                           ------------
          OFFICE MACHINERY -- 4.7%
 24,600   Advanced Digital
            Information*.................       842,550
 74,500   Baldwin Technology, Class A*...       144,344
 70,200   Casino Data Systems*...........       359,775
 39,800   Concurrent Computer*...........       504,963
 67,100   Emulex*........................     7,322,287
 16,000   GENICOM*.......................        38,250
    725   Gradco Systems*................         1,450
168,700   Imation*.......................     4,502,180
 48,300   ION Networks*..................     1,624,088
  3,200   Kronos*........................        94,800
 70,500   Maxtor*........................       912,094
  1,900   Media 100*.....................        66,263
 22,900   Netopia*.......................     1,647,369
162,400   Polaroid.......................     3,856,999
                                           ------------
                                             21,917,412
                                           ------------
          OIL -- 1.4%
 41,700   Cabot Oil & Gas, Class A.......       753,206
113,100   Energen........................     1,802,531
 49,700   Equity Oil*....................        76,103
     16   Greka Energy*..................           144
 20,100   HS Resources*..................       424,613
 34,800   Key Production*................       465,450
 24,400   Louis Dreyfus Natural Gas*.....       829,600
  1,500   Marine Petroleum Trust.........        22,875
 13,500   Miller Exploration*............        17,719
  3,000   Mitchell Energy & Development,
            Class B......................        66,000
 55,800   Newfield Exploration*..........     1,966,950
    500   North Coast Energy*............         1,375
 47,000   PANACO*........................        31,945
 16,000   Patina Oil & Gas...............       217,000
                                           ------------
                                              6,675,511
                                           ------------
          OIL -- INTERNATIONAL -- 0.0%
 12,100   Holly..........................       139,150
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          OIL DISTRIBUTION -- 1.1%
 50,400   Castle Energy..................  $    261,450
  6,500   Getty Petroleum Marketing*.....        14,625
 53,100   Huntway Refining*..............        59,738
  3,600   Kaneb Services*................        19,800
 41,000   Quaker Chemical................       697,000
  4,200   Streicher Mobile Fueling*......        23,625
 23,200   Tesoro Petroleum*..............       266,800
126,000   Valero Energy..................     3,858,750
                                           ------------
                                              5,201,788
                                           ------------
          OIL SERVICES -- 0.2%
 19,400   Helmerich & Payne..............       601,400
  1,000   Marine Drilling*...............        27,438
 19,900   Oceaneering International*.....       373,125
 15,600   Petroleum Development*.........        63,375
  2,300   UTI Energy*....................        86,825
                                           ------------
                                              1,152,163
                                           ------------
          OTHER UTILITIES -- 1.3%
 11,900   Clean Harbors*.................        31,238
  2,700   Dominguez Services.............        85,725
 97,000   Equitable Resources............     4,346,812
  4,200   GTS Duratek*...................        43,575
 15,600   Harding Lawson Associates
            Group*.......................       165,750
 10,000   IT Group*......................        75,625
 18,900   NUI............................       489,037
    800   RGC Resources..................        15,800
 51,700   Roy F. Weston, Class A*........       126,019
  5,500   Scherer Healthcare*............        19,938
    500   Sevenson Environmental
            Services.....................         4,828
  3,700   SJW............................       432,899
 27,500   TRC Companies*.................       326,563
                                           ------------
                                              6,163,809
                                           ------------
          PAPER -- 0.5%
  6,600   Badger Paper Mills*............        29,700
 12,300   Baltek*........................        89,944
  6,800   Carmel Container Systems*......        61,200
  4,000   Chesapeake.....................       118,250
  9,300   Greif Brothers, Class A*.......       296,438
  3,300   Lynch*.........................        95,700
 54,100   P.H. Glatfelter................       574,812
 40,900   Pope & Talbot..................       751,537
  7,000   Rock-Tenn, Class A.............        68,250
  5,700   Schweitzer-Mauduit
            International................        73,744
  4,400   Tufco Technologies*............        41,800
                                           ------------
                                              2,201,375
                                           ------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          REAL ESTATE ASSETS -- 4.0%
 14,500   Abrams Industries..............  $     56,188
    500   Aegis Realty...................         4,281
  5,200   America First Mortgage
            Investments..................        28,275
 16,400   Annaly Mortgage Management.....       145,550
 40,400   Bridgestreet Accommodations*...       106,050
 65,800   Cabot Industrial Trust.........     1,225,524
 11,400   Captec Net Lease Realty........        95,119
  5,800   Carey Diversified..............        97,150
 81,200   CBL & Associates Properties....     1,659,524
100,500   Center Trust...................       640,688
 32,700   Charles E. Smith Residential
            Realty.......................     1,181,287
 53,100   Commercial Assets..............       258,863
149,800   Cornerstone Realty Income
            Trust........................     1,619,712
  4,700   Corporate Office Properties
            Trust........................        38,481
 13,000   DeWolfe Companies..............        95,063
 80,200   Excel Legacy*..................       270,675
  8,078   G&L Realty.....................        74,722
  7,600   Great Lakes REIT...............       114,950
152,200   Healthcare Realty Trust........     2,549,349
  4,200   Humphrey Hospitality Trust.....        28,088
 14,700   ILX Resorts*...................        27,563
 14,400   J.W. Mays*.....................        79,200
  4,500   Kaiser Ventures*...............        63,281
 13,000   LNR Property...................       247,813
 46,200   Macerich.......................       952,875
 17,700   Mego Financial*................        64,163
173,040   New Plan Excel Realty Trust....     2,379,299
 12,500   Newmark Homes*.................        73,438
  8,900   Pan Pacific Retail
            Properties...................       164,094
133,801   Prentiss Properties Trust......     2,985,434
 41,800   Prime Group Realty Trust.......       598,263
 60,700   Prison Realty Trust............       174,513
 17,400   Saxton*........................        20,663
  1,857   Wilshire Oil Company of
            Texas*.......................         7,776
 66,700   Winston Hotels.................       516,925
                                           ------------
                                             18,644,839
                                           ------------
          RETAIL/WHOLESALE -- 5.7%
  2,250   Aceto..........................        20,250
    625   Advanced Marketing Services....        12,969
  7,242   Alleghany*.....................     1,361,495
  5,600   Allou Health & Beauty, Class
            A*...........................        39,550
  4,910   AMCON Distributing.............        33,143
  4,200   Arden Group, Class A*..........       121,275
 73,400   Audiovox, Class A*.............     3,202,074
 17,300   Bell Microproducts*............       298,425
266,700   BJ's Wholesale Club*...........    10,301,287
  7,800   Blair..........................       124,800

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          RETAIL/WHOLESALE (CONTINUED)
 62,500   Cameron Ashley Building
            Products*....................  $  1,078,124
 35,600   Charming Shoppes*..............       202,475
    500   CompuCom Systems*..............         2,625
 10,900   Crown Group*...................        63,356
 15,400   DAMARK International, Class
            A*...........................       587,125
    500   DEB Shops......................         6,875
 42,400   Discount Auto Parts*...........       378,950
 15,300   Ellett Brothers................        87,019
  2,400   Environmental Technologies*....        30,600
 24,800   EZCORP, Class A................        97,650
  7,600   Foodarama Supermarkets*........       188,100
  5,600   Friedman's, Class A............        34,475
  2,800   Handleman*.....................        24,850
  5,000   Hastings Entertainment*........        17,500
 10,300   Haverty Furniture..............       109,438
  2,800   Hirsch International, Class
            A*...........................         3,675
     46   Holt's Cigar Holdings*.........           193
 94,300   Hughes Supply..................     1,461,649
 11,700   Insight Enterprises*...........       426,319
  1,000   International Multifoods.......        13,375
 20,850   Johnson Outdoors*..............       129,009
 35,600   Katy Industries................       327,075
    600   Longs Drug Stores..............        13,650
  2,500   McRae Industries, Class A......        14,063
 12,700   Noland.........................       185,738
 16,300   PC Connection*.................       460,475
  4,300   Phar-Mor*......................        13,706
    100   Piercing Pagoda*...............         1,338
 12,200   PrimeSource....................        65,194
    630   Rag Shops*.....................         1,280
 11,348   Reeds Jewelers*................        34,044
 11,800   Richardson Electronics.........       129,800
 47,500   Ruddick........................       519,531
  6,650   Schultz Sav-O Stores...........        70,656
  6,800   Shoe Carnival*.................        62,900
 26,600   Software Spectrum*.............       563,588
 17,300   Sound Advice*..................       192,463
 14,100   Specialty Catalog*.............        39,656
  7,500   Speizman Industries*...........        28,594
 70,100   Spiegel, Class A*..............       560,800
 28,400   Sport Chalet*..................       133,125
19,700..  Suprema Specialties*...........       195,769
22,045..  Syms*..........................        88,180
 18,800   Today's Man*...................        13,513
  6,500   Track 'n Trail*................         6,500
  2,100   Tractor Supply*................        43,050
  7,100   Trans World Entertainment*.....        71,000
 13,200   United Retail Group*...........       125,400

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          RETAIL/WHOLESALE (CONTINUED)
 86,800   Value City Department
            Stores*......................  $  1,204,349
 20,200   Village Supermarket, Class
            A*...........................       272,700
  8,200   WESCO International*...........        63,550
 12,400   Whitehall Jewellers*...........       291,400
 17,000   Wolohan Lumber.................       178,500
  1,200   Zale*..........................        56,625
                                           ------------
                                             26,486,862
                                           ------------
          SERVICES -- 16.5%
 17,500   3DO*...........................       169,531
  3,100   Actuate*.......................       166,819
  9,500   ADVO*..........................       237,500
 27,400   Allaire*.......................     2,072,125
 49,400   Angelica.......................       490,913
 23,800   ASA International*.............        74,375
133,100   Avant!*........................     1,663,750
 43,400   AVT*...........................       512,663
 39,400   Aztec Technology Partners*.....       313,969
 45,700   Barra*.........................     1,548,088
 15,800   Bell Industries................        52,338
  1,400   Berlitz International*.........        16,013
 35,700   BrightStar Information
            Technology Group*............       236,513
 15,500   Caredata.com*..................       118,188
    600   Catalyst International*........         7,725
 49,900   Cerner*........................     1,347,300
  3,800   Corporate Executive Board*.....       192,850
 30,200   Corrpro Companies*.............       139,675
 31,300   CPI............................       729,681
  8,100   Craig*.........................        41,513
  3,200   Creditrust*....................         9,600
 23,454   CSP*...........................       268,255
 56,500   Datastream Systems*............     1,638,500
 16,200   Diamond Technology Partners*...     1,065,150
  6,900   Documentum*....................       538,200
  1,000   Eclipsys*......................        19,375
 25,200   Exponent*......................       277,200
     30   General Employment
            Enterprises..................           124
 11,600   GP Strategies*.................        47,850
 34,222   Group 1 Software*..............       641,672
118,800   GTECH Holdings*................     2,205,224
 27,000   GZA GeoEnvironmental
            Technologies*................       148,500
 22,800   Heidrick & Struggles
            International*...............       914,850
 15,200   Identix*.......................       423,700
  2,000   InfoCure*......................        34,750
 46,300   Informatica*...................     3,556,418
146,150   Informix*......................     2,475,415
  6,000   Interim Services*..............       111,375

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
 11,600   INTERLINQ Software*............  $     62,350
 44,300   IntraNet Solutions*............     2,037,800
    700   JDA Software Group*............        10,238
  9,000   JUDGE.com*.....................        24,750
113,300   Kelly Services, Class A........     2,712,118
126,600   Korn/Ferry International*......     3,766,349
  5,700   Logility*......................        78,019
 16,200   Loronix Information Systems*...       588,263
131,600   Magellan Health Services*......       633,325
 29,500   Magic Software Enterprises*....       560,500
  1,100   Manatron*......................        10,656
 19,600   Marlton Technologies*..........        49,000
  1,200   Mediware Information
            Systems*.....................         8,175
227,800   Mentor Graphics*...............     3,445,474
 33,190   MERANT plc -- ADR*.............       904,428
 82,600   Mercury Computer Systems*......     4,037,074
 77,200   Mercury Interactive*...........     6,118,099
 49,300   Micromuse*.....................     6,843,455
120,900   Midway Games*..................     1,647,263
 24,000   Modem Media Poppe Tyson*.......       777,000
190,100   Morrison Knudsen*..............     1,401,988
  2,100   National Technical Systems.....         7,284
  3,400   NBC Internet*..................       146,413
  4,900   Net Perceptions*...............       180,994
 30,700   Nextera Enterprises*...........       243,681
  1,800   ON Technology*.................        18,900
 27,100   Opinion Research*..............       228,656
  8,400   Peregrine Systems*.............       563,325
 11,500   Pharmacopeia*..................       563,500
 15,900   Phoenix Technologies*..........       335,888
 12,500   Pittston Brink's Group.........       212,500
    600   Project Software &
            Development*.................        33,900
 19,924   ProMedCo Management*...........        48,565
 28,900   Quality Systems*...............       440,725
 19,800   Radiant Systems*...............     1,244,925
 20,300   Razorfish*.....................       558,250
 15,700   SalesLogix*....................       424,881
 29,900   SeaChange International*.......     1,842,588
  3,893   Simione Central Holdings*......        15,085
  1,700   SOS Staffing Services*.........         7,544
 17,000   STV Group*.....................       119,000
 39,100   Sybase*........................       794,219
 29,500   Symantec*......................     2,216,187
 13,800   TALX*..........................       262,200
    500   Teltronics*....................         3,281
101,610   Titan*.........................     5,182,109
  7,650   Trio-Tech International*.......        53,550
  2,100   TSI International Software*....       174,431

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
  8,700   VSE............................  $     61,988
 45,900   Westaff*.......................       418,838
                                           ------------
                                             76,627,418
                                           ------------
          SOAPS & COSMETICS -- 0.5%
 55,044   Block Drug Company, Class A....     1,517,157
  5,200   Carter-Wallace.................        97,500
 39,200   Cascade International* (a)
            (b)..........................             0
 29,200   CPAC...........................       218,088
  2,700   Guest Supply*..................        48,094
  1,300   Inter Parfums*.................        16,250
 12,500   NCH............................       566,406
                                           ------------
                                              2,463,495
                                           ------------
          TELEPHONE -- 0.7%
 36,400   Boston Communications Group*...       263,900
 12,900   Hector Communications*.........       183,825
  5,500   Lynch Interactive*.............       715,000
 84,061   Price Communications*..........     1,933,403
                                           ------------
                                              3,096,128
                                           ------------
          TEXTILES -- 2.2%
 55,300   Ashworth*......................       238,481
  2,600   Columbia Sportswear*...........        63,700
 58,800   Cyrk*..........................       518,175
 12,875   Decorator Industries...........        62,766
 51,700   Dixie Group*...................       229,419
 10,000   G-III Apparel Group*...........        46,250
 19,800   Garan..........................       499,950
  4,500   Guess?*........................       144,000
 10,100   Haggar.........................       138,875
  6,800   Hampshire Group*...............        83,300
  3,423   Hampton Industries*............         6,204
108,500   Kellwood.......................     1,905,531
  2,850   Kenneth Cole Productions*......       111,863
 29,100   Leslie Fay*....................       167,325
 22,700   Perry Ellis International*.....       224,163
  8,500   PremiumWear*...................        76,500
 18,700   Rocky Shoes & Boots*...........        91,163
111,200   Russell........................     1,591,550
  5,400   Samsonite*.....................        30,375
 15,200   Saucony, Class A*..............       148,200
 42,600   Springs Industries, Class A....     1,618,800
  4,100   Tandy Brands Accessories*......        35,875
 41,300   Timberland, Class A*...........     2,106,299
                                           ------------
                                             10,138,764
                                           ------------
          TRANSPORTATION -- 1.9%
  1,200   Alexander & Baldwin............        24,750
 47,800   American Freightways*..........       714,013

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          TRANSPORTATION (CONTINUED)
  1,700   Avalon Holdings, Class A*......  $      8,075
  9,300   B&H Ocean Carriers*............        12,206
  9,050   Boyd Brothers
            Transportation*..............        49,775
  7,100   Circle International Group.....       184,600
 36,600   Covenant Transport, Class A*...       581,025
 12,100   Forward Air*...................       286,619
    600   International Shipholding......         4,800
  1,000   Kenan Transport................        18,313
  1,000   KLLM Transport Services*.......         6,938
 35,600   Landstar System*...............     1,949,099
 25,100   Marine Transport*..............        62,750
  2,050   Marten Transport*..............        28,956
 46,700   Navigant International*........       443,650
 17,000   Old Dominion Freight Line*.....       202,938
 26,166   RailAmerica*...................       176,621
 12,800   Roadway Express................       259,200
  2,400   SEACOR SMIT*...................       144,900
 34,800   USFreightways..................     1,302,825
133,900   Yellow*........................     2,468,780
                                           ------------
                                              8,930,833
                                           ------------
          TRAVEL/ENTERTAINMENT -- 1.0%
 39,000   AMERCO*........................       716,624
 20,300   Ark Restaurants*...............       134,488
  2,500   Aztar*.........................        23,750
 20,700   Black Hawk Gaming &
            Development*.................       124,200
 54,400   Buffets*.......................       491,300
  3,100   Dollar Thrifty Automotive
            Group*.......................        53,281
  4,800   Frisch's Restaurants...........        42,000
 20,300   Garden Fresh Restaurant*.......       223,300
  7,600   ICH*...........................        48,450
 10,200   Janus Hotels and Resorts*......        31,875
 64,800   Lone Star Steakhouse &
            Saloon*......................       660,150
  3,300   Luby's.........................        31,144
  8,000   Max & Erma's Restaurants*......        66,000
 21,300   Mexican Restaurants*...........        67,894
 20,300   Movie Gallery*.................        84,372
  2,700   Panera Bread*..................        20,250
  9,900   Phoenix Restaurant Group*......         3,713
 25,200   Pinnacle Entertainment*........       511,875
 93,700   Ryan's Family Steak Houses*....       896,005
 12,685   Sedona Worldwide* (a)..........             0
 21,600   Sonesta International Hotels,
            Class A......................       172,800

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          TRAVEL/ENTERTAINMENT
            (CONTINUED)
  1,100   Sonic*.........................  $     29,975
  7,800   Sunburst Hospitality*..........        38,513
  9,610   Uno Restaurant*................       104,509
 11,700   VICORP Restaurants*............       244,238
                                           ------------
                                              4,820,706
                                           ------------
          TOTAL COMMON STOCKS (COST
            $402,862,576) -- 99.1%.......   463,115,846
                                           ------------
          WARRANTS -- 0.0%
          DURABLES -- 0.0%
  5,867   Sunbeam @ 7.00, 8/24/03*.......         7,334
                                           ------------
          TOTAL WARRANTS.................         7,334
                                           ------------
          REPURCHASE AGREEMENT -- 0.7%
          State Street Bank, dated
            3/31/00, due 4/3/00 at 3.50%
            with a maturity value of
            $3,230,942 (Collateralized by
            $3,300,000 U.S. Treasury
            Note, 4.63%, 12/31/00, market
            value -- $3,295,875).........     3,230,000
                                           ------------
          TOTAL REPURCHASE AGREEMENT
            (COST $3,230,000) -- 0.7%....     3,230,000
                                           ------------
          SECURITIES HELD AS COLLATERAL
            ON SECURITIES LOANED -- 0.0%
          AIM Liquid Assets Portfolio....       120,172
          AIM Prime Portfolio............        19,903
          AIM Treasury Portfolio.........         1,860
          Federated Treasury Obligations
            Fund.........................         1,619
          PNC Temp Fund..................         4,640
          Scudder Money Market Series....        44,306
                                           ------------
          TOTAL SECURITIES HELD AS
            COLLATERAL ON SECURITIES
            LOANED
            (COST $192,500) -- 0.0%......       192,500
                                           ------------
          TOTAL INVESTMENTS
            (COST $406,285,077) (c) --
            99.8%........................   466,545,680
                                           ------------
          COLLATERAL AS SECURITIES
            LOANED -- (0.0)%.............      (192,500)
                                           ------------
          OTHER ASSETS IN EXCESS OF
            LIABILITIES -- 0.2%..........       817,611
                                           ------------
          TOTAL NET ASSETS -- 100.0%.....  $467,170,791
                                           ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

---------------

* Non-income producing security.

ADR -- American Depository Receipt.

(a) Bankrupt security; valued by Management (Note 2).

(b) Securities on loan.

(c) At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $407,638,451. Cost for federal tax purposes differs from value by net unrealized appreciation as follows:

   Unrealized appreciation...............  $ 97,909,800
   Unrealized depreciation...............   (39,002,571)
                                           ------------
   Net unrealized appreciation...........  $ 58,907,229
                                           ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

                                                                                                  SINCE
                                                       LAST 1    LAST 3    LAST 5    LAST 10    INCEPTION
                                                        YEAR     YEARS     YEARS      YEARS     (10/22/96)
                                                       ------    ------    ------    -------    ----------
Institutional Shares (JPYIX).........................  45.24%     8.55%    -2.07%      0.82%
Select Shares........................................  45.04%     8.37%                           -0.44%
TOPIX(1).............................................  56.48%    15.46%     3.20%      2.67%       5.83%

     The broader Japanese equity market, as measured by the TOPIX(1), delivered a 56.48% return for the year ended March 31, 2000, making the Japanese equity market one of best performers in the world. While the stronger yen contributed more than 15% to return, the TOPIX posted a 35.54% gain in local currency and stabilized itself above the 1,600 level.

     Although tepid, investors saw an indication of improvement in corporate earnings. According to latest survey by Toyo Keizai Inc., consolidated net profits for Tokyo Stock Exchange First Section non-financial firms are expected to rise 58% for the fiscal year 2000 versus a 65% decline in fiscal year 1999, despite substantial write-offs for restructuring of expenses and special losses resulting from new accounting standards.

     However, strong earnings growth was not evenly spread across all sectors. In fact only 7 out of 34 Tokyo Stock Exchange defined industries outperformed the TOPIX for the year. Securities (+196%), communications (+192%), wholesale (+144%), services (+138%) and electric machinery (+108%) were the top performers. The companies in these industries are either booming "new economy" stocks or cyclical stocks that benefit from a rosier economic picture. The worst performers were those stocks in aged industries that have not provided a good story for growth-hungry investors. Mining (-33%), construction (-20%) and many basic industries were the laggards amid the bull market.

     The Fund gained more than 45% but under-performed its benchmark, the TOPIX, by more than 11% for the year ended March 31, 2000. The unprecedented performance spread between growth stocks and value stocks, especially during the second half of the year as high flying large growth stocks drove the market, created an unfavorable market environment for the Fund. Stock selection and the portfolio's negative exposure to relative strength (measure of trailing 12-month price performance) were the major contributors to the Fund's underperformance. The Manager's stock selection models, based on fundamental analysis, favor value stocks. In a momentum market, driven by growth stocks with relative strength, the models are unable to reconcile current prices with the underlying company fundamentals.

     Total returns for the Institutional Shares represents the historical performance for the Rosenberg Series Trust Japan Fund which was launched in February 1989 until it was converted to the Barr Rosenberg Japan Fund on August 5, 1996. Return and principal value may increase or decrease depending upon market, economic, political, currency exchanges rates and other conditions affecting a fund's portfolio so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     International investing involves increased risk and volatility. The Japan Fund may also be subject to the additional risk of non-diversified regional investing. Total return includes change in share price and reinvestment of distributions.

     Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     The Institutional Shares of the Japan Fund are distributed by the Barr Rosenberg Series Trust. Select Shares are distributed by Barr Rosenberg Funds Distributor, Inc.
---------------

(1) The Tokyo Stock Price Index (TOPIX) is an unmanaged index of approximately 1,400 Japanese companies. Investors cannot invest directly in any Index.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

                                               MARKET
SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS -- 100.3%
         AUTOS -- 2.0%
2,000    Fuji Heavy Industries.............  $   16,243
1,000    Suzuki Motor......................      15,259
                                             ----------
                                                 31,502
                                             ----------
         BANKING -- 12.1%
6,000    The Asahi Bank....................      33,637
6,000    The Dai-Ichi Kangyo Bank..........      55,925
4,000    The Daiwa Bank....................      11,856
2,000    The Sakura Bank...................      15,229
4,000    The Sanwa Bank....................      41,652
6,000    The Tokai Bank....................      36,270
                                             ----------
                                                194,569
                                             ----------
         CONSTRUCTION MATERIALS -- 1.3%
2,000    Matsushita Electric Works.........      20,845
                                             ----------
         DRUGS -- 4.9%
2,000    Nikken Chemicals Co...............       7,995
2,000    Sankyo Co.........................      50,408
2,000    Tanabe Seiyaku Co.................      12,460
2,000    Tsumura & Co.*....................       7,741
                                             ----------
                                                 78,604
                                             ----------
         DURABLES -- 10.4%
4,000    Matsushita Electric Industrial
           Co..............................     119,728
2,000    Matsushita-Kotobuki Electronics
           Industries......................      47,775
                                             ----------
                                                167,503
                                             ----------
         ELECTRONICS -- 14.3%
1,000    Alps Electric Co..................      13,669
2,000    FDK*..............................      15,795
1,000    Ibiden Co.........................      12,958
  220    Keyence...........................      87,945
5,000    Mitsubishi Electric...............      47,190
1,000    Nippon Chemi-Con..................       4,602
2,000    Nissho............................      16,945
2,000    Shindengen Electric Mfg. Co.......      10,861
2,000    Yokogawa Electric.................      18,603
                                             ----------
                                                228,568
                                             ----------
         HOUSEHOLD -- 1.1%
2,000    Mizuno............................       5,070
1,000    Tenma.............................      11,895
                                             ----------
                                                 16,965
                                             ----------
         INSURANCE -- 0.3%
2,000    The Dai-Tokyo Fire & Marine
           Insurance Co....................       5,479
                                             ----------

                                               MARKET
SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         LIQUOR & TOBACCO -- 1.5%
1,000    Asahi Breweries...................  $   10,042
    2    Japan Tobacco.....................      14,333
                                             ----------
                                                 24,375
                                             ----------
         MACHINERY -- 8.1%
  100    Advantest.........................      21,245
3,000    Amada Sonoike Co..................       6,406
2,000    Hitachi Koki Co...................       5,343
4,000    Mitsubishi Heavy Industries.......      12,597
  300    Miura Co..........................       3,478
2,000    Nitto Electric Works..............      11,778
  600    Shinkawa..........................      24,394
4,000    Toshiba...........................      40,793
2,000    Toshiba Tungaloy Co...............       4,836
                                             ----------
                                                130,870
                                             ----------
         MEDIA -- 1.8%
   40    Nippon Television Network.........      28,431
                                             ----------
         MISCELLANEOUS FINANCIAL -- 5.2%
1,000    Daiwa Securities Co...............      18,817
2,000    The Nomura Securities Co..........      65,325
                                             ----------
                                                 84,142
                                             ----------
         OFFICE MACHINERY -- 7.6%
2,000    Asahi Optical Co..................       4,582
4,000    NEC...............................     118,169
                                             ----------
                                                122,751
                                             ----------
         REAL ESTATE ASSETS -- 0.7%
2,000    Daiwa Danchi Co...................       4,777
2,000    Sumitomo Realty & Development
           Co..............................       6,767
                                             ----------
                                                 11,544
                                             ----------
         RETAIL/WHOLESALE -- 3.9%
4,000    Itochu*...........................      21,333
2,000    Kasumi Co.........................       7,995
3,000    Mitsui & Co.......................      24,277
3,000    Nissho Iwai*......................       3,188
2,000    Tokyu Store Chain Co..............       5,499
                                             ----------
                                                 62,292
                                             ----------
         SERVICES -- 12.7%
2,000    Fujitsu...........................      61,424
  200    Fujitsu Business Systems..........       7,410
2,000    Intec.............................      59,279
    4    NTT Data Communications Systems...      75,270
                                             ----------
                                                203,383
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

                                               MARKET
SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         SOAPS & COSMETICS -- 0.2%
  100    Aderans Co........................  $    3,549
                                             ----------
         TELEPHONE -- 8.5%
    1    DDI...............................       8,180
  200    KDD...............................      16,848
    7    Nippon Telegraph and Telephone....     111,247
                                             ----------
                                                136,275
                                             ----------
         TRANSPORTATION -- 1.1%
    5    West Japan Railway................      17,842
                                             ----------
         TRAVEL/ENTERTAINMENT -- 2.6%
  300    Heiwa.............................       6,289
  200    Nintendo Co.......................      35,197
                                             ----------
                                                 41,486
                                             ----------
         TOTAL INVESTMENTS (COST
           $1,314,599) (a) -- 100.3%.......   1,610,975
         LIABILITIES IN EXCESS OF OTHER
           ASSETS -- (0.3)%................      (4,305)
                                             ----------
         TOTAL NET ASSETS -- 100.0%........  $1,606,670
                                             ==========

---------------

* Non-income producing security.

(a) At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,319,717. Cost for federal tax purposes differs from value by net unrealized appreciation as follows:

   Unrealized appreciation..................  $387,072
   Unrealized depreciation..................   (95,814)
                                              --------
   Net unrealized appreciation..............  $291,258
                                              ========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

                                                                                    SINCE        SINCE
                                                              LAST 1    LAST 3    INCEPTION    INCEPTION
                                                               YEAR     YEARS     (9/23/96)    (10/29/96)
                                                              ------    ------    ---------    ----------
Institutional Shares (ICSIX)................................  32.04%     7.26%      6.54%
Select Shares...............................................  31.47%     6.88%                    6.28%
CRIexUS(1)..................................................  21.15%     2.58%      1.95%         1.99%

     The global equity markets went through a strong but volatile year. On the one hand, consumer confidence remained high and investors' enthusiasm for technology stocks continued to climb. This provided a rejuvenating force for the equity markets. On the other hand, worries about an overheated economy led to fears over further increases in interest rates. This, together with the anxiety over Y2K, cast a shadow over global stocks. Overall, most markets posted impressive gains for the year ending March 31, 2000. International small stocks, as measured by the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS)(1), posted a long-awaited rebound by returning over 21%. The Salomon Smith Barney World ex U.S. Extended Markets Index, another notable benchmark for international mid/small stocks, gained 24%. During the same period, international large stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East Standard Index (MSCI Standard
EAFE), were also up 25%.

     After enjoying spectacular growth in 1997 and 1998, the European markets underperformed other developed markets in 1999. Since its inception, the euro depreciated close to 23% against the U.S. Dollar. The weakness of the euro, together with the associated concerns over the success of Euroland, dampened the European stock markets in the first part of 1999. On the positive side, since July, corporate restructurings and merger and acquisition activities have proceeded at a record pace. The numerous high-profile cross-border transactions helped to buoy investors' interests in the European markets. For the year ending March 31, 2000, European small stocks gained close to 17%(2), while large stocks returned 19%(2). From October 1999 through February 2000, technology related "new economy" growth stocks reigned over the market. However, the trend reversed in March when the market refocused on the more traditional value-based companies e.g. those in banking and retail/wholesale. Investors' confidence remained strong and domestic consumption was still robust. In spite of the formation of Euroland, market performance across Europe diverged rather than converged over the past 12 months. While small company stocks in Norway and Sweden posted strong double-digit returns, the performance of small stocks in Belgium and Spain were in negative territory.

     After to close to 10 years of malaise, Japan re-emerged as one of the best performing markets last year. Japanese small stocks delivered gains of over 35%(2), and large company stocks returned in excess of 45%(2) over this period. Part of the gains came from the appreciation of the yen, which gained 15% against the U.S. dollar during the past 12 months. The resurgence of the Japanese market was a direct result of renewed interest and buying from overseas investors. With the high domestic savings rate and the low yield from traditional bank deposits, it was expected that Japanese locals would eventually re-enter the equity market. Much of the growth in the market was in anticipation of this cash injection. Domestic investors, on the other hand, have thus far remained cautious. Meanwhile, the Japanese government has made a conscious effort to revitalize the economy. For example, the abolishment of securities transaction taxes, allowing companies to reorganize, and the promotion of greater accounting transparency were all positive measures that contributed to the growth of the economy. Similar to the U.S. and Europe, technology and Internet-related growth stocks were extraordinarily strong since fourth quarter 1999. However, after close to six months of extreme enthusiasm toward Internet companies, investors, domestic and foreign alike, opted to return to Japanese value stocks in March 2000.

     Elsewhere in Asia, the various countries are now on a solid path of recovery. Real estate prices have stabilized, and domestic consumption has also picked up. Strong demand from U.S. and Europe is also helping to boost Asian exports and hence industrial activities. Similar to the rest of the world, numerous start-up companies focusing on technology and Internet-related businesses have sprung up. The various Asian countries are still highly susceptible to the U.S. interest rate policy and the political situations within the region. For example, in the first quarter of 2000, markets posted losses throughout as a result of fears of a U.S. interest rate hike and the political worries surrounding the presidential election in Taiwan. Overall, for the year ending March 31, 2000, small company stocks reaped 36%(2), surpassing the 24%(2) gains from large stocks.

     Canadians have been enjoying one of the healthiest economies in history. A sound budget led to the long-awaited tax cuts in Ontario. This was welcomed by businesses and consumers alike and helped to boost already-strong domestic spending and investors' confidence. Expanding beyond the metals and commodities industries, Canadian companies are increasingly active in the field of telecommunications and network equipment. This helped to propel the Canadian market last year. Thanks to the frenzy in telecommunications related stocks, large stocks delivered over 68%(2) while small stocks gained over 27%(2).

     Most European currencies lost ground against the U.S. dollar over the past 12 months, with the euro depreciating over 11% and the British pound losing a slight 1%. The Canadian dollar had strengthened over 4%, thanks to a rebound in world commodity prices. Of all the currencies of the developed markets, the Japanese yen appreciated the most against the U.S. dollar. During the past 12 months, the yen gained over 15%.

     For the year ending March 31, 2000, the Fund outperformed its benchmark, the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S.(1) The outperformance was a combination of stock selection and risk management. The portfolio had a slight value bias, which hurt performance during the fourth quarter of 1999, but on average, helped over the whole year. The Manager strives to add value consistently through bottom-up stock selection and avoids heavy bets on countries and industries. The portfolio closely tracks the country and industry exposures of the benchmark. As a result, the contributions to the outperformance from industry and country selection were positive but modest, whereas stock selection accounted for most of the outperformance. In particular, the Manager's stock selection models worked well in Europe. Since inception, the Fund's performance has also exceeded that of the benchmark.

     The Manager follows a systematic and disciplined approach to international investing. The portfolio holdings are diversified over 21 countries and 300 companies. As of March 31, 2000, the top 10 holdings accounted for about 23% of the total portfolio. Approximately 68% of the holdings were invested in Europe. Financial companies and those engaged in electronic components together represented over 20% of the portfolio. The price-to-positive-earnings ratio of the portfolio was about 13, and the median market capitalization of the holdings was approximately $300 million.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     International investing involves increased risk and volatility. Small capital funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     The Institutional Shares of the International Small Capitalization Fund are distributed by the Barr Rosenberg Series Trust. The Select Shares are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

(1) The Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS) is the benchmark for the Barr Rosenberg International Small Capitalization Fund. It is an unmanaged index of non-U.S. small capitalization companies with market capitalization up to $19.6 billion. The index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and U.K. Investors cannot invest directly in any Index.

(2) Large stock returns are based on individual country and regional MSCI Standard Indices; small stock returns are based on individual country and regional CRIexUS.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS -- 97.7%
            AUSTRALIA -- 1.5%
            Chemicals -- 0.1%
   98,600   Ticor.........................  $    62,842
                                            -----------
            Construction Materials -- 0.0%
        1   Henry Walker Eltin Group......            1
                                            -----------
            Electronics -- 0.0%
   10,100   OPSM Protector................       15,327
                                            -----------
            Food -- 0.0%
   50,000   Ridley Corporation............       14,568
                                            -----------
            Metals -- 0.2%
    8,200   Bougainville Copper*..........        1,120
  152,000   M.I.M. Holdings...............       96,876
                                            -----------
                                                 97,996
                                            -----------
            Miscellaneous Financial --0.2%
   72,000   Australian Foundation
              Investment Company..........      103,053
                                            -----------
            Office Machinery -- 0.2%
    7,800   Keycorp*......................       80,251
                                            -----------
            Oil Distribution -- 0.1%
   23,800   James Hardie Industries.......       53,105
                                            -----------
            Paper -- 0.1%
   22,700   Spicers Paper.................       24,251
                                            -----------
            Real Estate Assets -- 0.1%
   36,000   Normandy Mt. Leyshon..........       34,744
                                            -----------
            Travel/Entertainment -- 0.5%
   33,600   Jupiters......................       52,619
   17,500   Spotless Group................       49,713
   38,000   Spotless Services.............       30,447
   32,500   Village Roadshow..............       54,900
                                            -----------
                                                187,679
                                            -----------
                                                673,817
                                            -----------
            BELGIUM -- 2.7%
            Banking -- 1.4%
      560   Banque Nationale de
              Belgique....................      660,168
                                            -----------
            Building -- 0.7%
      840   Societe Belge des Betons......      333,566
                                            -----------
            Electronics -- 0.5%
    7,469   SAIT-RadioHolland*............      240,493
                                            -----------
            Financial Investments -- 0.1%
      116   Surongo.......................       26,639
                                            -----------
                                              1,260,866
                                            -----------

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            CANADA -- 4.3%
            Airlines -- 0.2%
    9,800   Air Canada*...................  $   104,627
                                            -----------
            Banking -- 0.1%
    4,300   Laurentian Bank of Canada.....       50,647
                                            -----------
            Defense -- 0.1%
    5,600   SNC-Lavalin Group.............       46,479
                                            -----------
            Insurance -- 0.1%
      700   E-L Financial.................       62,680
                                            -----------
            Media -- 0.8%
    2,400   Chum, Class B.................       65,297
    5,500   Cinram International..........       28,602
      200   Hollinger.....................        1,378
    1,600   Quebecor, Class B.............       41,878
    5,800   Torstar, Class B..............       67,914
    5,600   TVA Group, Class B............      123,817
                                            -----------
                                                328,886
                                            -----------
            Metals -- 0.4%
    5,900   Dofasco.......................      103,222
   15,900   Stelco, Class A...............       83,233
                                            -----------
                                                186,455
                                            -----------
            Miscellaneous Financial --0.1%
    2,700   Fahnestock Viner Holdings,
              Class A.....................       45,098
                                            -----------
            Oil -- 0.4%
      300   Cabre Exploration*............        2,108
    2,900   Chieftain International*......       55,630
   22,000   Gulf Canada Resources*........       81,070
    6,800   Renaissance Energy*...........       51,755
      500   Ulster Petroleums*............        2,497
                                            -----------
                                                193,060
                                            -----------
            Other Utilities -- 0.1%
    3,500   BC Gas........................       60,269
                                            -----------
            Paper -- 0.6%
    1,000   Canfor........................       10,504
    5,500   Cascades......................       28,981
   10,600   Domtar........................      109,516
   10,300   Nexfor........................       59,594
    3,000   St. Laurent Paperboard*.......       57,342
                                            -----------
                                                265,937
                                            -----------
            Real Estate Assets -- 0.3%
    8,700   Brookfield Properties.........      100,373
    6,200   Cambior.......................        4,698

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            CANADA (CONTINUED)
            Real Estate Assets (continued)
    4,482   Cambridge Shopping Centres*...  $    26,549
    1,500   Franco Nevada Mining..........       15,808
                                            -----------
                                                147,428
                                            -----------
            Retail/Wholesale -- 0.1%
    4,800   Emco*.........................       20,664
      100   Sears Canada..................        2,345
    2,500   Westburne*....................       21,955
                                            -----------
                                                 44,964
                                            -----------
            Services -- 0.4%
      400   AGRA..........................        4,339
    1,800   Hummingbird Communications*...       76,993
    2,900   Open Text*....................       85,892
   23,200   Philip Services*..............        2,876
                                            -----------
                                                170,100
                                            -----------
            Telephone -- 0.5%
      535   Aliant........................       14,372
    3,300   Cogeco........................       95,466
      300   QuebecTel Group...............        4,629
    5,200   Shaw Communications, Class
              B...........................      139,685
                                            -----------
                                                254,152
                                            -----------
            Travel/Entertainment -- 0.1%
    1,433   Corus Entertainment, Class
              B*..........................       37,507
                                            -----------
                                              1,998,289
                                            -----------
            DENMARK -- 0.3%
            Banking -- 0.2%
    1,575   Unidanmark, Class A...........      101,012
                                            -----------
            Retail/Wholesale -- 0.1%
    3,800   Ostasiatiske Kompagni*........       50,793
                                            -----------
                                                151,805
                                            -----------
            FINLAND -- 3.9%
            Building -- 0.7%
1,125,600   Polar Real Estate*............      323,117
                                            -----------
            Drugs -- 0.9%
   17,100   Orion Yhtyma, Class A.........      433,608
                                            -----------
            Electronics -- 0.1%
    1,359   Instrumentarium, Class A......       39,675
                                            -----------
            Metals -- 0.6%
   23,700   Outokumpu.....................      294,813
                                            -----------

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            FINLAND (CONTINUED)
            Paper -- 1.6%
   52,700   Metsa Serla, Class B..........  $   468,974
   23,000   Stora Enso....................      246,491
                                            -----------
                                                715,465
                                            -----------
                                              1,806,678
                                            -----------
            FRANCE -- 12.0%
            Banking -- 0.6%
    1,835   Comptoir des Entrepreneurs*...       64,616
    9,438   Via Banque....................      230,290
                                            -----------
                                                294,906
                                            -----------
            Building -- 0.7%
    4,250   Groupe GTM....................      314,764
                                            -----------
            Electronics -- 4.9%
    1,748   Sagem.........................    2,291,485
                                            -----------
            Financial Investments -- 0.3%
    2,067   Societe Fonciere, Financiere
              Et De Participations........      153,976
                                            -----------
            Food -- 0.3%
      466   Sucriere de Pithiviers Le
              Vieil.......................      127,974
                                            -----------
            Insurance -- 1.7%
   14,790   Assurances Generales de
              France......................      764,925
                                            -----------
            Machinery -- 0.8%
    3,860   NSC Groupe....................      369,354
                                            -----------
            Metals -- 0.7%
   10,883   Vallourec.....................      338,444
                                            -----------
            Other Utilities -- 0.3%
    2,420   Constructions Industrielles de
              la Mediterranee.............      137,086
                                            -----------
            Paper -- 0.0%
       35   Exacompta Clairefontaine......        2,780
                                            -----------
            Retail/Wholesale -- 0.1%
      631   Safic Alcan & Cie.............       34,778
                                            -----------
            Services -- 1.6%
    6,105   Cegedim.......................      630,906
      180   Havas Advertising.............       97,314
                                            -----------
                                                728,220
                                            -----------
                                              5,558,692
                                            -----------
            GERMANY -- 6.5%
            Building -- 0.5%
    7,890   Hochtief......................      222,717
                                            -----------
            Construction Materials -- 0.1%
      441   Oberland Glas.................       59,943
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            GERMANY (CONTINUED)
            Drugs -- 0.8%
   11,660   Merck KGAA....................  $   372,649
                                            -----------
            Electric Utilities -- 0.5%
   11,716   Hamburgische Electricitaets
              Werke.......................      224,215
                                            -----------
            Electronics -- 2.4%
    6,440   Fresenius.....................    1,124,615
                                            -----------
            Machinery -- 0.6%
    3,550   SGL Carbon*...................      271,752
                                            -----------
            Metals -- 1.5%
   38,680   Metallgesellschaft............      712,479
                                            -----------
            Retail/Wholesale -- 0.1%
    5,400   Baywa.........................       35,395
                                            -----------
                                              3,023,765
                                            -----------
            HONG KONG -- 2.2%
            Aircraft -- 0.1%
   19,000   Hong Kong Aircraft Engineering
              Company.....................       30,258
                                            -----------
            Banking -- 0.3%
   42,000   Guoco Group...................       93,584
   32,900   HKR International.............       14,366
   42,000   JCG Holdings..................       19,014
    8,800   Wing Lung Bank................       32,661
                                            -----------
                                                159,625
                                            -----------
            Electronics -- 0.1%
  220,000   Wong's International
              Holdings....................       61,453
                                            -----------
            Financial Investments -- 0.0%
   84,000   Peregrine Investment
              Holdings* (a)...............            0
                                            -----------
            Food -- 0.0%
   45,000   Lam Soon Hong Kong*...........        8,091
                                            -----------
            Media -- 0.2%
   86,000   South China Morning Post......       82,836
                                            -----------
            Miscellaneous Financial --0.0%
    8,000   Lee Hing Development..........        2,363
                                            -----------
            Real Estate Assets -- 0.7%
  327,000   Chinese Estates Holdings*.....       55,434
  224,000   Chuang's Consortium
              International...............       12,082
  109,400   Hopewell Holdings.............       57,605
  329,000   Mingly........................       49,013
   62,000   New Asia Realty & Trust.......       63,700
   33,000   Realty Development............       44,924

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            HONG KONG (CONTINUED)
            Real Estate Assets (continued)
   50,000   Tai Cheung Holdings...........  $    11,045
   76,000   USI Holdings*.................       20,497
   12,000   Wing On Co. International.....        5,625
                                            -----------
                                                319,925
                                            -----------
            Retail/Wholesale -- 0.2%
   76,000   Dickson Concepts
              International...............       82,964
   16,000   Jardine International Motor
              Holdings....................        4,675
   50,000   YGM Trading...................       26,970
                                            -----------
                                                114,609
                                            -----------
            Textiles -- 0.1%
   18,000   Yue Yuen Industrial
              Holdings....................       40,339
                                            -----------
            Transportation -- 0.3%
    9,000   China Motor Bus...............       55,712
  251,000   China Travel International
              Investment Hong Kong........       54,478
   11,000   Orient Overseas
              International...............        5,933
                                            -----------
                                                116,123
                                            -----------
            Travel/Entertainment -- 0.2%
  113,337   CDL Hotels International......       33,842
   86,000   Hongkong & Shanghai Hotels....       43,903
                                            -----------
                                                 77,745
                                            -----------
                                              1,013,367
                                            -----------
            ITALY -- 8.1%
            Autos -- 1.4%
  182,000   Magneti Marelli...............      670,482
                                            -----------
            Banking -- 1.6%
   18,000   Banca Popolare di Bergamo.....      345,336
   52,000   Banca Popolare di Milano......      360,245
                                            -----------
                                                705,581
                                            -----------
            Building -- 0.5%
  436,000   Impregilo.....................      249,901
                                            -----------
            Construction Materials -- 0.0%
    1,000   Italmobiliare.................       21,338
                                            -----------
            Food -- 1.0%
  402,000   Parmalat Finanziaria..........      447,364
                                            -----------
            Household -- 0.1%
    4,500   Saiag.........................       23,510
                                            -----------
            Media -- 0.9%
  177,000   Cofide*.......................      398,012
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            ITALY (CONTINUED)
            Metals -- 0.5%
  260,518   GIM...........................  $   249,283
                                            -----------
            Paper -- 1.1%
   82,000   Cartiere Burgo................      520,999
                                            -----------
            Retail/Wholesale -- 0.5%
   51,500   La Rinascente.................      246,395
                                            -----------
            Textiles -- 0.5%
   44,400   Vincenzo Zucchi...............      233,669
                                            -----------
                                              3,766,534
                                            -----------
            JAPAN -- 21.2%
            Autos -- 0.7%
   11,000   Calsonic Kansei...............       25,096
   11,000   Kansei........................       24,667
   15,600   Keihin........................      122,592
    3,000   Nachi-Fujikoshi...............        5,382
   26,000   U-Shin........................      119,144
    2,000   Yasunaga......................        7,410
                                            -----------
                                                304,291
                                            -----------
            Banking -- 0.9%
   28,000   First Credit*.................       87,905
    2,900   The Bank of Okinawa...........       69,273
   36,000   The Shinwa Bank...............      117,935
   17,000   The Tochigi Bank..............      111,383
    4,800   The Tokushima Bank............       36,972
                                            -----------
                                                423,468
                                            -----------
            Building -- 0.2%
    9,000   Footwork Construction.........       31,503
    9,000   Fukuda........................       22,288
    5,000   Maeda Road Construction.......       22,912
                                            -----------
                                                 76,703
                                            -----------
            Chemicals -- 0.3%
   61,000   Ishihara Sangyo Kaisha*.......      114,191
   20,000   Nippon Valqua Industries......       35,295
                                            -----------
                                                149,486
                                            -----------
            Construction Materials -- 0.4%
    6,000   Bunka Shutter.................       13,630
    9,000   Noritz........................      106,527
   19,000   Okabe.........................       51,129
                                            -----------
                                                171,286
                                            -----------
            Drugs -- 0.8%
   10,000   Hisamitsu Pharmaceutical......      150,148
   30,000   Nikken Chemicals..............      119,924

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Drugs (continued)
    7,000   Nippon Shinyaku...............  $    47,365
   18,000   Tsumura & Co.*................       69,673
                                            -----------
                                                387,110
                                            -----------
            Durables -- 0.1%
    2,000   Alpine Electronics............       29,542
                                            -----------
            Electronics -- 4.1%
    6,100   Aiphone.......................       93,375
   14,000   Denki Kogyo...................      155,335
   26,000   Elna*.........................      121,679
   24,000   FDK*..........................      189,537
   30,000   Furuno Electric...............      122,849
    9,000   Horiba........................       71,603
   19,000   Japan Aviation Electronics
              Industry*...................      118,744
   15,000   New Japan Radio...............      149,173
   17,000   Nihon Inter Electronics.......       52,211
    8,000   Nikkiso.......................       39,624
   28,000   Nippon Chemi-Con..............      128,854
   10,000   Nippon Signal.................       46,020
   13,000   Nireco........................       86,189
   13,000   Nissho........................      110,145
    5,000   Nitsuko.......................       29,445
      220   Rohm..........................       76,576
   10,000   Shin-Etsu Polymer.............       62,692
   18,000   Shindengen Electric
              Manufacturing...............       97,753
   21,000   Sokkia Company*...............       29,484
    9,000   Sumitomo Special Metals.......       96,524
   17,000   Toshiba TEC...................       77,902
                                            -----------
                                              1,955,714
                                            -----------
            Financial Investments -- 0.8%
   28,000   Daiwa Kosho Lease.............       81,899
    9,000   Kyosei Rentemu................       64,934
    1,000   Kyushu Leasing Service*.......        5,167
    6,000   Ricoh Leasing.................      134,550
   16,000   Tokyo Leasing.................       91,259
                                            -----------
                                                377,809
                                            -----------
            Household -- 0.5%
   35,000   Daiwa Seiko...................       50,163
   33,000   Mizuno........................       83,654
    9,000   Tenma.........................      107,055
                                            -----------
                                                240,872
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Machinery -- 1.7%
   36,000   Amada Sonoike.................  $    76,868
   28,000   Hitachi Koki..................       74,801
   30,000   Juki..........................       56,159
    8,000   Koken.........................       37,440
    7,900   Miura.........................       91,582
      900   Oiles.........................       14,303
    4,000   OSG...........................       19,032
    4,000   Seibu Electric & Machinery....        9,243
    3,700   Shinkawa......................      150,432
   18,000   Sintokogio....................       44,577
   13,000   The Japan Steel Works*........       14,576
   22,000   Tokyo Kikai Seisakusho........       86,657
   38,000   Toshiba Tungaloy..............       91,883
                                            -----------
                                                767,553
                                            -----------
            Media -- 0.7%
    1,000   Asahi Broadcasting............      107,248
    4,000   Bunkeido......................       23,790
    1,000   Chubu-Nippon Broadcasting.....        9,282
   20,000   Gakken*.......................       52,455
   51,000   Nippon Columbia*..............       91,493
    8,000   RKB Mainichi Broadcasting.....       49,920
                                            -----------
                                                334,188
                                            -----------
            Metals -- 0.3%
   30,000   Mitsubishi Cable Industries...       75,464
    6,000   Tonichi Cable.................       19,305
    6,000   Yamato Kogyo..................       23,166
                                            -----------
                                                117,935
                                            -----------
            Miscellaneous Financial --0.7%
   26,000   Mito Securities...............      154,380
   19,000   Tokai Maruman Securities......      166,538
                                            -----------
                                                320,918
                                            -----------
            Office Machinery -- 0.2%
   33,000   Asahi Optical.................       75,611
                                            -----------
            Paper -- 0.1%
    6,000   Rengo.........................       34,398
    4,000   Tokushu Paper Manufacturing...       17,628
                                            -----------
                                                 52,026
                                            -----------
            Real Estate Assets -- 0.6%
   31,000   Azel..........................       92,789
    5,000   Fuji Corp.....................       23,985
    5,000   Hosoda........................       18,184
    4,000   Recruit Cosmos*...............       19,695

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Real Estate Assets (continued)
    6,000   Sekiwa Real Estate............  $    23,107
   19,000   Starts........................       92,254
                                            -----------
                                                270,014
                                            -----------
            Retail/Wholesale -- 2.7%
    3,000   Atol..........................       14,947
   11,000   Charle........................       77,970
   12,000   Chiyoda.......................       63,998
    7,000   Daiwa.........................       12,899
   18,000   Denkyosha.....................       58,792
    8,000   Eiden.........................       74,099
    6,000   Gigas Kansai..................       29,133
    7,500   Himaraya......................       60,693
      800   Inaba Denkisangyo.............        8,744
   45,000   Joshin Denki..................      125,482
   18,000   Kasumi........................       71,954
   23,000   Laox..........................      118,852
    1,000   Life Corp.....................        5,362
   10,000   Lilycolor.....................       18,232
   25,000   Matsuyadenki..................       72,149
    1,000   Nagano Tokyu Department
              Store.......................        3,559
    3,600   Nishimatsuya Chain............       73,709
    9,000   Parco.........................       28,518
    2,000   Sanshin Electronics...........       13,786
   16,000   Sekido........................      107,952
   37,000   Tokyu Store Chain.............      101,732
    3,000   U.Store.......................       24,862
   26,000   Uehara Sei Shoji..............       74,021
                                            -----------
                                              1,241,445
                                            -----------
            Services -- 3.4%
    2,000   Computer Engineering &
              Consulting..................       38,902
    4,000   CRC Research Institute........       97,499
    3,000   Diamond Computer Service......       61,424
   14,000   Eikoh.........................       57,056
    2,700   Fujitsu Business Systems......      100,034
   10,000   Hitachi Information Systems...      517,721
   12,000   Horiuchi Color................       86,579
    5,000   Intec.........................      148,199
    3,100   Japan Maintenance.............       28,744
    9,000   Japan Process Development.....       69,322
    2,000   Kokusai Kogyo.................       12,597
    3,850   Miroku Jyoho Service..........       51,426
    6,000   Nippon Computer System Co.....       49,140
    7,000   Nippon Computer Systems
              Corp........................       35,217
    2,000   Shingakukai...................        7,351
    3,000   Sumisho Electronics...........       61,424

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Services (continued)
   18,000   Tsuzuki Denki*................  $   114,074
   13,000   Uchida Yoko...................       65,656
    1,600   Wesco.........................        5,460
                                            -----------
                                              1,607,825
                                            -----------
            Soaps & Cosmetics -- 0.2%
    8,000   Avon Products.................       17,628
    1,000   Ivy Cosmetics.................        4,875
   17,000   Sunstar.......................       57,349
                                            -----------
                                                 79,852
                                            -----------
            Telephone -- 0.5%
       30   Okinawa Cellular Telephone....      233,413
                                            -----------
            Textiles -- 0.2%
   22,000   Gunze.........................       57,056
    9,000   Kosugi Sangyo*................       14,128
    5,000   Tsukamoto*....................        8,044
                                            -----------
                                                 79,228
                                            -----------
            Transportation -- 0.0%
    1,000   Nippon Konpo Unyu Soko........        5,928
                                            -----------
            Travel/Entertainment -- 1.1%
      900   Daiichi kosho.................       26,062
   10,000   Fuji Kyuko....................       31,980
   43,000   Kinki Nippon Tourist*.........      133,739
    9,000   MOS Food Services.............       96,349
    7,000   Ohsho Food Service............       92,137
    6,000   Seiyo Food Systems............       21,820
       93   Taito Corp....................      109,715
                                            -----------
                                                511,802
                                            -----------
                                              9,814,019
                                            -----------
            MALAYSIA -- 0.0%
            Durables -- 0.0%
      840   Silverstone* (a)..............            0
                                            -----------
            Travel/Entertainment -- 0.0%
   24,000   Rekapacific*..................        2,905
                                            -----------
                                                  2,905
                                            -----------
            NETHERLANDS -- 3.3%
            Banking -- 0.7%
   27,310   KAS Associatie................      303,134
                                            -----------
            Building -- 1.6%
   54,747   Hollandsche Beton Groep.......      720,307
                                            -----------
            Chemicals -- 0.4%
   16,475   EVC International*............      205,727
                                            -----------

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            NETHERLANDS (CONTINUED)
            Retail/Wholesale -- 0.6%
    9,140   Apothekers Cooperatie Opg.....  $   209,900
    3,040   Buhrmann......................       77,086
                                            -----------
                                                286,986
                                            -----------
                                              1,516,154
                                            -----------
            NEW ZEALAND -- 0.2%
            Liquor & Tobacco -- 0.2%
   49,100   DB Group......................       69,506
    9,800   Lion Nathan...................       16,793
                                            -----------
                                                 86,299
                                            -----------
            Retail/Wholesale -- 0.0%
    7,028   Hallenstein Glasson
              Holdings....................        6,179
                                            -----------
                                                 92,478
                                            -----------
            NORWAY -- 2.8%
            Defense -- 0.5%
  181,500   Navis*........................      214,852
                                            -----------
            Machinery -- 1.9%
  112,300   Fred Olsen Energy*............      918,177
                                            -----------
            Oil Services -- 0.0%
      600   Smedvig, Class A..............        9,100
                                            -----------
            Paper -- 0.4%
    5,800   Norske Skogindustrier.........      173,878
                                            -----------
                                              1,316,007
                                            -----------
            PORTUGAL -- 0.2%
            Chemicals -- 0.2%
    7,850   Cires-Companhia Industrial de
              Resinas Sinteticas..........       87,884
                                            -----------
            SINGAPORE -- 1.8%
            Banking -- 0.2%
   22,000   Hong Leong Finance............       34,598
    8,000   Industrial & Commercial
              Bank........................       17,024
   26,000   Overseas Union Trust..........       38,304
                                            -----------
                                                 89,926
                                            -----------
            Building -- 0.5%
  139,000   Lum Chang Holdings............       54,039
  114,000   Sembcorp Industries...........      115,964
   40,000   United Engineers..............       41,391
                                            -----------
                                                211,394
                                            -----------
            Construction Materials -- 0.1%
   30,000   SsangYong Cement
              (Singapore).................       27,535
                                            -----------
            Defense -- 0.2%
   85,000   Sembcorp Marine...............       72,551
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            SINGAPORE (CONTINUED)
            Household -- 0.0%
   56,000   Hour Glass....................  $    13,750
                                            -----------
            Machinery -- 0.1%
   17,000   Prima.........................       43,133
                                            -----------
            Media -- 0.1%
   33,000   Times Publishing..............       66,751
                                            -----------
            Miscellaneous Financial --0.0%
   16,000   United International
              Securities..................       11,412
                                            -----------
            Real Estate Assets -- 0.1%
   79,000   MCL Land......................       48,494
                                            -----------
            Retail/Wholesale -- 0.2%
   61,000   ACMA..........................       48,143
   54,000   Intraco.......................       51,143
   18,000   Isetan (Singapore)............       21,572
                                            -----------
                                                120,858
                                            -----------
            Services -- 0.1%
   15,000   Singapore Computer Systems....       42,093
    5,000   Wearnes International.........        2,119
                                            -----------
                                                 44,212
                                            -----------
            Transportation -- 0.1%
   26,000   Neptune Orient Lines*.........       22,952
   16,000   Pacific Carriers..............        9,307
                                            -----------
                                                 32,259
                                            -----------
            Travel/Entertainment -- 0.1%
   88,000   Hai Sun Hup Group.............       38,842
                                            -----------
                                                821,117
                                            -----------
            SPAIN -- 0.4%
            Transportation -- 0.4%
   34,620   Europistas Concesionaria
              Espanola....................      198,762
                                            -----------
            SWEDEN -- 2.7%
            Building -- 0.7%
   29,900   NCC, Class A..................      301,076
                                            -----------
            Financial Investments -- 2.0%
   17,600   Custos, Class A...............      468,519
   10,800   Oresund Investment............      447,500
                                            -----------
                                                916,019
                                            -----------
            Metals -- 0.0%
      800   SSAB, Class B.................        9,444
                                            -----------
                                              1,226,539
                                            -----------

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            SWITZERLAND -- 5.9%
            Airlines -- 1.2%
    2,910   SAirGroup.....................  $   546,928
                                            -----------
            Banking -- 1.4%
    1,416   Luzerner Kantonalbank.........      642,980
                                            -----------
            Defense -- 1.5%
    2,860   Oerlikon-Buehrle Holding*.....      691,479
                                            -----------
            Electric Utilities -- 0.2%
      161   Centralschweizerische
              Kraftwerke..................      110,387
                                            -----------
            Insurance -- 0.2%
      300   Berner Allgemeine
              Holdinggesellschaft*........       93,824
                                            -----------
            Miscellaneous Financial --0.0%
      100   Cie Financiere Tradition......       14,374
                                            -----------
            Services -- 1.4%
      930   Sulzer*.......................      626,452
                                            -----------
                                              2,726,424
                                            -----------
            UNITED KINGDOM -- 17.7%
            Autos -- 0.4%
  364,000   Burndene Investments..........      206,145
                                            -----------
            Banking -- 3.0%
  247,000   Woolwich......................    1,375,197
                                            -----------
            Building -- 0.1%
  100,000   Try Group.....................       45,067
                                            -----------
            Construction Materials -- 1.8%
  174,000   Aggregate Industries..........      183,204
   41,000   Cape..........................       34,993
   30,000   Meyer International...........      244,799
  315,000   Pilkington....................      366,840
                                            -----------
                                                829,836
                                            -----------
            Electric Utilities -- 0.9%
   37,000   Viridian Group................      402,263
                                            -----------
            Electronics -- 1.0%
  163,000   Cookson Group.................      472,612
                                            -----------
            Financial Investments -- 0.0%
    1,477   Garban-Intercapital...........        6,515
                                            -----------
            Household -- 0.2%
   24,879   Avon Rubber...................       82,753
                                            -----------
            Insurance -- 0.1%
   13,000   Jardine Lloyd Thompson
              Group.......................       50,292
                                            -----------
            Liquor & Tobacco -- 0.9%
   72,882   Wolverhampton & Dudley
              Breweries...................      434,842
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

 SHARES                                     MARKET VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            UNITED KINGDOM (CONTINUED)
            Machinery -- 1.8%
    7,000   Caradon.......................  $    15,578
  127,000   FKI...........................      467,001
   97,000   IMI...........................      351,269
                                            -----------
                                                833,848
                                            -----------
            Metals -- 1.6%
  441,464   Corus Group...................      718,353
                                            -----------
            Paper -- 1.9%
  243,000   British Polythene
              Industries..................      866,416
                                            -----------
            Real Estate Assets -- 1.4%
   52,000   Antofagasta Holdings..........      327,675
  107,000   Great Portland Estates........      343,101
                                            -----------
                                                670,776
                                            -----------
            Retail/Wholesale -- 1.2%
  277,000   Quicks Group..................      203,273
  205,000   Sanderson Bramall Motor
              Group.......................      335,213
                                            -----------
                                                538,486
                                            -----------
            Services -- 0.3%
   60,000   Dowding & Mills...............       34,459
   16,046   MERANT*.......................       89,593
                                            -----------
                                                124,052
                                            -----------
            Textiles -- 0.5%
  246,000   Sirdar........................      253,126
                                            -----------
            Transportation -- 0.1%
   29,000   Fisher (James) & Sons.........       34,235
                                            -----------
            Travel/Entertainment -- 0.5%
  119,000   Thistle Hotels................      227,809
                                            -----------
                                              8,172,623
                                            -----------
            TOTAL COMMON STOCKS (COST
              $43,688,815) -- 97.7%.......   45,228,725
                                            -----------

 SHARES                                     MARKET VALUE
---------                                   ------------
            PREFERRED STOCKS -- 0.1%
            CANADA -- 0.1%
            Construction Materials -- 0.1%
    1,900   Lafarge Canada................  $    46,262
                                            -----------
            TOTAL PREFERRED STOCKS (COST
              $66,774) -- 0.1%............       46,262
                                            -----------
            WARRANTS -- FOREIGN
              SECURITIES -- 0.0%
            SINGAPORE -- 0.0%
            Building -- 0.0%
    6,300   IPCO International @ 1.30,
              12/17/02....................        2,300
                                            -----------
            TOTAL INVESTMENTS (COST
              $43,755,589) (b) -- 97.8%...   45,277,287
            OTHER ASSETS IN EXCESS OF
              LIABILITIES -- 2.2%.........    1,000,751
                                            -----------
            TOTAL NET ASSETS -- 100.0%....  $46,278,038
                                            ===========

---------------

* Non-income producing security.

(a) Bankrupt security; valued by Management (Note 2).

(b) At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $44,059,595. Cost for federal tax purposes differs from value by net unrealized appreciation as follows:

   Unrealized appreciation...............    $ 6,178,608
   Unrealized depreciation...............     (4,960,916)
                                             -----------
   Net unrealized appreciation...........    $ 1,217,692
                                             ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

                                                                          SINCE         SINCE
                                                              LAST 1    INCEPTION     INCEPTION
                                                               YEAR     (12/16/97)    (12/18/97)
                                                              ------    ----------    ----------
Institutional Shares (BMNIX)................................  -14.13%     -9.60%
Investor Shares (BRMIX).....................................  -14.41%                   -9.94%
U.S. 90-day Treasury Bills..................................    4.94%      5.01%         5.00%

     For the year ended March 31, 2000, the broad market barometer as measured by the Russell 3000(1) climbed 22.28%. Mid-small growth stocks were the best performers for the year, surging 80.94% while large cap value stocks were the worst, gaining only 6.34%. The overall picture, however, masks a volatile market. Throughout the year, worries about interest rates hikes, smooth Y2K transitions, oil price increases and rising inflationary pressures constantly caused stock market jitters. Not all industries participated in the rally equally. The biggest winner was the technology industry, especially the small cap technology stocks.

     Investors continued to show enthusiasm for stocks with high price momentum, high price/earnings and high trading activity, which translated into huge gains for growth across all capitalization sectors. Over the trailing 18-month period, for example, the Russell 2500 Growth Index(2) outperformed the Russell 2500 Value Index(3) by more than 100%.

     Looking at performance along the capitalization dimension, small stocks gained almost twice as much as large stocks over the trailing year. The Russell 2000 returned 37.29%(4), while the Russell 1000 returned 21.19%(5), and the S&P 500 gained 17.94%(6). Much of small cap's success related to the sizzling performance of technology-related, small growth stocks (particularly in February, 2000).

     The year ending March 31, 2000 was extremely difficult for the Fund. The Fund underperformed its benchmark, U.S. 90-day Treasury Bills, by more than -19%.

     The Manager's stock selection models produce long and short portfolios with a consistent net exposure to value characteristics, as well as a bias toward companies whose stock is less frequently traded. When the long portfolio is compared to the short portfolio, it is possible to gauge approximately how much was gained and lost due to the net portfolio characteristics. The two largest risk exposures reflect the value bias in the net portfolio: positive exposure to earnings/price and book/price. The negative exposure to trading activity indicates the net portfolio's moderate dislike of stocks that are frequently traded. Of particular significance over the last year (especially the first quarter of 2000) was the positive exposure to relative strength, a measure of price momentum.

     Exposure to common risk factors contributed -5.18% to the Fund's underperformance. The positive exposures to earnings/price and yield, -2.89% and -1.97% respectively, negatively impacted performance. In comparison, the bias toward stocks whose performance is momentum driven made the most significant positive contribution to return because of the very large contribution of relative strength (+6.75%). The exposure to trading activity (-3.78%) worked to further dampen performance for the same reason.

     The bulk of the Fund's underperformance is unexplained by common risk factor exposures. The most significant factor was stock selection. Reviewing the types of stocks that were rewarded (and the types that were punished) over the last year gives insight into why the contribution attributable to stock selection was so negative. Fundamental to the

Manager's stock selection process is the belief that a portfolio with a net earnings advantage will be rewarded. Though the stocks that the Manager bought long did consistently produce more future earnings per dollar of cost than the stocks sold short, the market did not reward earnings. In fact, at certain times over the year, the market seemed to be actively penalizing stocks with good long-term earnings prospects in favor of those with no earnings or negative earnings. In sum, the Manager's stock selection process will suffer when investors are not interested in reconciling current prices with future earnings or other fundamental measures of value.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Investment in shares of the Barr Rosenberg Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Barr Rosenberg Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the Barr Rosenberg Market Neutral Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the Barr Rosenberg Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do no bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     The Institutional Shares of the Barr Rosenberg Market Neutral Fund are distributed by the Barr Rosenberg Series Trust. The Investor Shares are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

(1) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Russell 2500 Growth Index measures the performance of the Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.

(3) The Russell 2500 Value Index measures the performance of the Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

(4) The Russell 2000 measures the performance of the smallest 2,000 companies, which represents approximately 8% of the total capitalization of the Russell 3000 Index.

(5) The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(6) The S&P 500 Index is a broad-based index of 500 widely held common stocks.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS -- 96.2%
         AIRLINES -- 0.0%
 1,000   AirNet Systems*.................  $      4,875
                                           ------------
         AUTOS -- 0.4%
 2,600   American Axle & Manufacturing
           Holdings*.....................        38,513
 9,000   Dura Automotive Systems*........       154,687
 2,100   PACCAR..........................       105,000
                                           ------------
                                                298,200
                                           ------------
         BANKING -- 5.2%
 2,500   Ambanc Holding Co...............        34,063
 8,000   Astoria Financial...............       226,999
 2,100   Berkshire Bancorp...............        66,019
 3,200   Carver Bancorp..................        28,000
   500   Central Bancorp.................         7,438
12,200   Chittenden......................       362,187
17,000   Colonial BancGroup..............       182,750
 8,600   Commercial Bank of New York.....        82,238
 4,600   Community Financial.............        42,838
 5,800   Federal Agricultural Mortgage,
           Class C*......................        89,900
 1,600   First Bancshares................        15,800
 1,100   First Citizens BancShares, Class
           A.............................        62,116
 5,000   First Investors Financial
           Services*.....................        26,250
 1,100   Franklin Bank NA................         9,350
22,500   GreenPoint Financial............       441,562
41,600   Hibernia, Class A...............       436,799
   300   Iroquois Bancorp................         9,450
 6,100   ITLA Capital*...................        77,775
 1,400   Kankakee Bancorp................        29,750
 1,300   LSB Financial...................        14,788
 3,000   North Central Bancshares........        39,750
61,800   Pacific Century Financial.......     1,255,312
 7,900   Quaker City Bancorp*............       110,600
 4,600   Student Loan....................       188,313
 4,400   TFC Enterprises*................        13,338
 8,800   UMB Financial...................       323,399
 3,000   Wainwright Bank & Trust.........        21,000
 3,100   Walter Industries...............        24,025
   900   Washington Savings Bank FSB.....         2,925
                                           ------------
                                              4,224,734
                                           ------------
         BUILDING -- 0.5%
 5,600   AMREP*..........................        33,250
   900   Liberty Homes, Class A..........         6,525
   600   MasTec*.........................        53,400
 3,300   Meadow Valley*..................        12,788
 5,500   Perini*.........................        24,406

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         BUILDING (CONTINUED)
11,100   Skyline.........................  $    240,731
12,400   Washington Homes*...............        70,525
                                           ------------
                                                441,625
                                           ------------
         CHEMICALS -- 2.1%
11,300   Bairnco.........................        78,394
 2,700   Dexter..........................       143,100
 8,000   H.B. Fuller.....................       319,500
 8,400   ICO*............................        13,388
12,500   International Specialty
           Products*.....................        80,469
35,500   Lubrizol........................     1,022,843
                                           ------------
                                              1,657,694
                                           ------------
         COMPUTER -- 0.2%
 2,900   Digital Lightwave*..............       180,706
                                           ------------
         CONSTRUCTION MATERIALS -- 2.4%
 8,300   Ameron International............       295,169
 1,200   Continental Materials*..........        26,700
 6,300   Donnelly........................        74,419
25,000   Lafarge.........................       593,750
   700   Oglebay Norton..................        15,138
   300   Oil-Dri Corporation of
           America.......................         2,269
22,300   USG.............................       935,205
                                           ------------
                                              1,942,650
                                           ------------
         DRUGS -- 5.8%
12,900   Alpharma, Class A...............       474,075
20,800   Bausch & Lomb...................     1,085,500
17,900   Cambrex.........................       778,650
 1,700   CV Therapeutics*................        85,319
 4,000   Dura Pharmaceuticals*...........        49,250
 1,900   Gene Logic*.....................        79,919
 1,200   Genzyme*........................        60,150
 5,300   Hi-Tech Pharmacal*..............        29,150
 2,100   IDEXX Laboratories*.............        48,956
 6,600   Immucor*........................        65,175
34,200   Mylan Laboratories..............       940,500
 2,299   New Brunswick Scientific*.......        16,093
 5,600   PDK Labs*.......................        21,700
40,600   Perrigo*........................       308,306
23,700   Sigma-Aldrich...................       636,938
                                           ------------
                                              4,679,681
                                           ------------
         DURABLES -- 0.0%
 1,500   Winnebago Industries............        27,094
                                           ------------
         ELECTRIC UTILITIES -- 2.7%
20,000   Allegheny Energy................       551,250
19,400   Entergy.........................       391,638

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         ELECTRIC UTILITIES (CONTINUED)
41,500   FirstEnergy.....................  $    855,937
24,400   Public Service Co. of New
           Mexico........................       384,300
                                           ------------
                                              2,183,125
                                           ------------
         ELECTRONICS -- 12.2%
 1,100   American Technical Ceramics*....        40,150
18,600   CTS.............................     1,060,199
10,100   Datascope.......................       320,675
 4,100   Datron Systems, California*.....        49,200
 1,600   Diodes*.........................        60,000
11,200   International Rectifier*........       427,000
 5,000   Keithley Instruments............       238,125
 1,800   Kewaunee Scientific.............        24,188
 1,400   Lattice Semiconductor*..........        94,763
50,500   Mallinckrodt....................     1,451,874
 1,800   Medical Action Industries*......         6,525
   900   Medstone International*.........         5,681
 1,300   Merrimac Industries*............        11,863
 4,300   Mine Safety Appliances..........       298,850
 6,500   PMC-Sierra*.....................     1,323,968
 4,400   Porta Systems*..................        15,400
 8,600   RF Micro Devices*...............     1,155,624
 2,700   Salient 3 Communications*.......        32,400
11,400   Spacelabs Medical*..............       181,688
 3,700   Sparton*........................        18,038
10,600   SPX*............................     1,207,737
 9,600   Tektronix.......................       537,600
 2,700   ThermoQuest*....................        45,225
24,300   U.S. Industries.................       268,819
 2,000   Varian Medical Systems*.........        91,250
13,500   Vishay Intertechnology*.........       750,938
                                           ------------
                                              9,717,780
                                           ------------
         FINANCIAL INVESTMENTS -- 0.4%
 6,900   HPSC*...........................        54,337
 6,300   International Aircraft
           Investors*....................        40,163
 8,700   IPI*............................        25,013
 2,300   REFAC*..........................         9,200
 2,400   SLM Holding.....................        79,949
10,600   Sunrise International
           Leasing*......................        51,013
16,400   Vari-Lite International*........        32,800
                                           ------------
                                                292,475
                                           ------------
         FOOD -- 1.5%
17,100   Corn Products International.....       411,469
 4,500   Dreyer's Grand Ice Cream........       115,875
   860   Farmer Brothers.................       153,940
 4,100   John B. Sanfilippo & Son*.......        17,425

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         FOOD (CONTINUED)
18,100   Ralcorp Holdings*...............  $    262,450
11,500   Triarc Companies*...............       230,000
                                           ------------
                                              1,191,159
                                           ------------
         HEALTH -- 1.4%
23,500   Coventry Health Care*...........       199,750
   400   Diagnostic Health Services*.....            36
   300   In Home Health*.................           769
19,400   LifePoint Hospitals*............       322,525
 2,500   National Home Health Care*......        11,875
35,900   NAHC*...........................         7,180
15,600   Quest Diagnostics*..............       620,100
 4,800   UniHolding*.....................         4,800
                                           ------------
                                              1,167,035
                                           ------------
         HOUSEHOLD -- 1.2%
 5,300   American Biltrite...............        70,888
   300   Associated Materials............         4,163
   200   Educational Insights*...........           338
12,600   Gundle/SLT Environmental*.......        37,013
31,900   Kimball International, Class
           B.............................       350,899
 1,000   Michael Anthony Jewelers*.......         2,625
 9,700   Mikohn Gaming*..................        70,325
   200   Pubco*..........................         1,550
   600   Pulaski Furniture...............        13,088
 4,300   Reunion Industries*.............        10,213
 9,800   Rotonics Manufacturing*.........        15,925
 4,900   Russ Berrie & Co................        90,650
 4,000   Salton*.........................       173,499
 3,400   Trans-Lux.......................        22,950
 4,000   West Pharmaceutical Services....       101,249
                                           ------------
                                                965,375
                                           ------------
         INSURANCE -- 3.0%
 2,400   Everest Re Group................        78,300
30,600   Foundation Health Systems, Class
           A*............................       244,800
 9,000   InterContinental Life*..........        90,000
 2,400   Kaye Group......................        16,800
 4,000   Liberty Financial Companies.....        79,250
   400   Midland.........................         9,400
 2,000   National Western Life Insurance,
           Class A*......................       162,000
 8,100   PacifiCare Health Systems, Class
           A*............................       403,988
   700   PMA Capital.....................        12,250
17,400   PMI Group.......................       825,412
 2,500   Point West Capital*.............        17,891
 5,600   Standard Management*............        25,900

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         INSURANCE (CONTINUED)
12,200   Trigon Healthcare*..............  $    436,150
   400   White Mountains Insurance
           Group.........................        53,650
                                           ------------
                                              2,455,791
                                           ------------
         MACHINERY -- 6.0%
 8,300   Acme Electric*..................        49,800
14,600   Ampco-Pittsburgh................       158,775
 2,100   Butler Manufacturing............        51,319
21,900   Cummins Engine..................       822,618
 8,000   Dayton Superior*................       201,500
 2,500   Edison Control*.................        25,313
 7,200   Farrel..........................        13,950
   700   Federal Screw Works.............        28,175
 9,700   Gencor Industries* (a)..........             0
 4,900   Genesis Worldwide...............        18,375
17,900   Gerber Scientific...............       345,693
 8,700   Griffon*........................        67,969
 1,000   Kulicke & Soffa Industries*.....        64,063
10,500   Lennox International............        91,875
 3,400   Lincoln Electric Holdings.......        82,238
 9,300   L.S. Starrett, Class A..........       218,550
 5,300   Maxco*..........................        44,388
 5,100   MFRI*...........................        21,038
 1,000   P & F Industries*...............         8,750
 2,000   Peerless Mfg....................        28,000
10,000   Pentair.........................       370,624
 2,900   Pitt-Des Moines.................        65,613
   100   PRI Automation*.................         6,113
 1,700   Q.E.P. Company*.................        14,663
 1,900   Quipp...........................        29,450
31,000   Snap-on.........................       811,812
 6,600   Tecumseh Products, Class B......       277,199
 1,500   Teleflex........................        53,250
 1,000   Trinity Industries..............        23,688
13,600   Varian Semiconductor Equipment
           Associates*...................       865,299
                                           ------------
                                              4,860,100
                                           ------------
         MEDIA -- 3.4%
12,600   Banta...........................       231,525
12,772   Chris-Craft Industries*.........       813,416
 3,400   Courier.........................        79,050
11,800   Four Media*.....................       182,163
 1,175   Grey Advertising................       480,575
 7,900   Houghton Mifflin................       335,256
 1,500   Media General, Class A..........        78,563
 5,600   Outlook Group*..................        27,650
   500   TMP Worldwide*..................        38,875

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         MEDIA (CONTINUED)
 3,900   Todd-AO, Class A................  $    134,550
17,000   Topps*..........................       141,313
 6,000   True North Communications.......       235,875
                                           ------------
                                              2,778,811
                                           ------------
         METALS -- 1.3%
 5,300   Atchison Casting*...............        36,769
 4,700   Insteel Industries..............        26,438
 1,000   Kentucky Electric Steel*........         2,000
 6,300   Mueller Industries*.............       191,363
15,900   Steel Technologies..............       126,206
25,400   USX-U.S. Steel Group............       634,999
                                           ------------
                                              1,017,775
                                           ------------
         MISCELLANEOUS FINANCIAL -- 4.3%
26,600   A.G. Edwards....................     1,063,999
 8,900   Affiliated Managers Group*......       422,750
 1,200   American Physicians Service
           Group*........................         3,675
 6,500   Atalanta Sosnoff Capital*.......        59,313
 8,000   Dain Rauscher...................       527,500
11,900   Eaton Vance.....................       510,956
21,100   Federated Investors.............       576,294
 2,900   John Nuveen, Class A............       110,925
15,900   Maxcor Financial Group*.........        37,266
 4,000   Waddell & Reed Financial........       169,250
                                           ------------
                                              3,481,928
                                           ------------
         OFFICE MACHINERY -- 1.6%
   700   Dataram*........................        16,275
   300   Emulex*.........................        32,738
 5,000   GENICOM*........................        11,953
 3,900   Imation*........................       104,081
 4,600   ION Networks*...................       154,675
 8,700   Key Tronic*.....................        28,275
19,800   Maxtor*.........................       256,163
   400   Netopia*........................        28,775
 4,400   Network Appliance*..............       364,099
12,400   Polaroid........................       294,500
                                           ------------
                                              1,291,534
                                           ------------
         OIL -- 3.8%
16,400   Apache..........................       815,900
   330   Columbus Energy*................         1,815
12,900   Equity Oil*.....................        19,753
10,800   Kerr-McGee......................       623,700
 7,400   Key Production Company*.........        98,975
 8,400   Louis Dreyfus Natural Gas*......       285,600

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         OIL (CONTINUED)
20,800   Murphy Oil......................  $  1,198,600
 4,800   Parallel Petroleum*.............        10,200
                                           ------------
                                              3,054,543
                                           ------------
         OIL -- INTERNATIONAL -- 0.1%
 7,200   Holly...........................        82,800
                                           ------------
         OIL DISTRIBUTION -- 2.4%
15,300   Castle Energy...................        79,369
 4,800   Getty Petroleum Marketing*......        10,800
33,300   Huntway Refining*...............        37,463
14,600   Quaker Chemical.................       248,199
53,500   Ultramar Diamond Shamrock.......     1,357,562
 6,600   USX-Marathon Group..............       172,013
                                           ------------
                                              1,905,406
                                           ------------
         OIL SERVICES -- 0.5%
 4,000   Marine Drilling*................       109,750
 7,900   Oceaneering International*......       148,125
15,000   Petroleum Development*..........        60,938
 1,600   UTI Energy*.....................        60,400
                                           ------------
                                                379,213
                                           ------------
         OTHER UTILITIES -- 1.6%
 7,100   Harding Lawson Associates
           Group*........................        75,438
 2,000   IT Group*.......................        15,125
37,400   KeySpan.........................     1,033,174
 4,200   National Fuel Gas...............       187,163
 5,700   Roy F. Weston, Class A*.........        13,894
                                           ------------
                                              1,324,794
                                           ------------
         PAPER -- 0.7%
   500   Badger Paper Mills*.............         2,250
 5,900   Baltek*.........................        43,144
 6,600   Bowater.........................       352,275
 1,500   Carmel Container Systems*.......        13,500
 1,000   Lynch*..........................        29,000
 2,500   Mead............................        87,344
 2,400   Pope & Talbot...................        44,100
                                           ------------
                                                571,613
                                           ------------
         REAL ESTATE ASSETS -- 4.0%
27,500   AMB Property....................       591,249
21,900   Arden Realty....................       457,162
18,100   Cabot Industrial Trust..........       337,113
 3,700   Castle & Cooke*.................        62,206
12,100   CBL & Associates Properties.....       247,294
 4,400   Charles E. Smith Residential
           Realty........................       158,950
10,400   Commercial Assets...............        50,700
21,900   Cornerstone Realty Income
           Trust.........................       236,794

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         REAL ESTATE ASSETS (CONTINUED)
 1,800   Corporate Office Properties
           Trust.........................  $     14,738
 1,600   DeWolfe Companies...............        11,700
 4,900   Excel Legacy*...................        16,538
   956   G&L Realty......................         8,843
15,400   Healthcare Realty Trust.........       257,950
 2,700   J.W. Mays*......................        14,850
   900   Kaiser Ventures*................        12,656
 7,500   Macerich........................       154,688
17,900   Prentiss Properties Trust.......       399,393
 7,500   Prime Group Realty Trust........       107,344
 3,600   ProLogis Trust..................        69,300
                                           ------------
                                              3,209,468
                                           ------------
         RETAIL/WHOLESALE -- 6.7%
 6,450   Aceto...........................        58,050
 1,800   Arden Group, Class A*...........        51,975
 2,600   Audiovox, Class A*..............       113,425
42,700   BJ's Wholesale Club*............     1,649,287
 8,400   Bon-Ton Stores*.................        25,463
 4,800   CDW Computer Centers*...........       405,300
 6,300   DEB Shops.......................        86,625
10,500   Dollar Tree Stores*.............       547,312
 2,100   EZCORP, Class A.................         8,269
   800   Foodarama Supermarkets*.........        19,800
12,200   Gottschalks*....................        64,050
 7,600   Hahn Automotive Warehouse*......         9,738
 8,600   Hughes Supply...................       133,300
12,300   International Multifoods........       164,513
 1,500   Johnson Outdoors*...............         9,281
11,100   Katy Industries.................       101,981
10,500   Limited.........................       442,312
 2,100   Manchester Equipment*...........        11,025
 1,800   Moore Medical*..................        20,700
   500   Noland..........................         7,313
15,100   Polo Ralph Lauren*..............       282,181
 3,675   Rag Shops*......................         7,465
 5,200   Reeds Jewelers*.................        15,600
 2,100   Speizman Industries*............         8,006
11,900   Spiegel, Class A*...............        95,200
 3,900   Sport Chalet*...................        18,281
 4,700   Suprema Specialties*............        46,706
13,200   Syms*...........................        52,800
 8,100   Today's Man*....................         5,822
34,100   Toys "R" Us*....................       505,105
11,600   Trans World Entertainment*......       116,000
10,100   Value City Department Stores*...       140,138
 2,700   Village Supermarket, Class A*...        36,450

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         RETAIL/WHOLESALE (CONTINUED)
 4,000   Wesco International*............  $     31,000
 2,800   Zale*...........................       132,125
                                           ------------
                                              5,422,598
                                           ------------
         SERVICES -- 13.7%
 4,000   3DO*............................        38,750
   700   AC-Nielsen*.....................        15,750
 4,200   Allaire*........................       317,625
11,700   Angelica........................       116,269
22,000   Avant!*.........................       275,000
 1,600   Barra*..........................        54,200
 2,800   Bell & Howell*..................        87,500
 3,900   Castle Dental Centers*..........         9,750
 4,598   CSP*............................        52,590
 1,700   DataTRAK International*.........        11,369
   300   Documentum*.....................        23,400
10,800   DST Systems*....................       701,324
 2,500   Eclipsys*.......................        48,438
14,400   Exponent*.......................       158,400
17,100   GTECH Holdings*.................       317,419
 4,400   GZA GeoEnvironmental
           Technologies*.................        24,200
 1,200   Identix*........................        33,450
 3,300   Informatica*....................       253,481
38,150   Informix*.......................       646,165
 2,000   Interim Services*...............        37,125
 4,200   INTERLINQ Software*.............        22,575
15,600   Kelly Services, Class A.........       373,425
14,300   Korn/Ferry International*.......       425,425
 2,200   Loronix Information Systems*....        79,888
12,300   Magic Software Enterprises*.....       233,700
31,600   Mentor Graphics*................       477,949
   900   Mercury Computer Systems*.......        43,988
 4,300   Micromuse*......................       596,893
12,400   Midway Games*...................       168,950
 4,200   Monro Muffler Brake*............        34,913
13,700   Morrison Knudsen*...............       101,038
 2,900   Opinion Research*...............        24,469
 4,700   Outsource International*........         7,638
 1,600   Quality Systems*................        24,400
 4,600   Radiant Systems*................       289,225
 3,700   Razorfish*......................       101,750
11,000   Siebel Systems*.................     1,313,812
 3,400   Simione Central Holdings*.......        13,175
30,800   Sterling Software*..............       939,399
 1,900   STV Group*......................        13,300
 5,800   SunGard Data Systems*...........       218,950
18,100   Symantec*.......................     1,359,762
 3,400   TALX*...........................        64,600

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         SERVICES (CONTINUED)
 5,500   Team*...........................  $     14,438
10,100   Titan*..........................       515,099
 2,000   TSI International Software*.....       166,125
14,300   Westaff*........................       130,488
                                           ------------
                                             10,977,579
                                           ------------
         SOAPS & COSMETICS -- 1.2%
13,314   Block Drug Company, Class A.....       366,967
20,100   Carter-Wallace..................       376,875
 2,100   CCA Industries*.................         2,494
 9,400   CPAC............................        70,206
 3,400   Guest Supply*...................        60,563
 6,800   Inter Parfums*..................        85,000
                                           ------------
                                                962,105
                                           ------------
         TELEPHONE -- 2.0%
 7,800   Conestoga Enterprises...........       172,088
 3,800   Hector Communications*..........        54,150
 9,000   IDT*............................       375,750
 1,000   Lynch Interactive*..............       130,000
 7,700   Playboy Enterprises, Class A*...       128,975
34,335   Price Communications*...........       789,705
                                           ------------
                                              1,650,668
                                           ------------
         TEXTILES -- 2.9%
 1,000   Columbia Sportswear*............        24,500
 8,800   Cyrk*...........................        77,550
 9,300   Dixie Group*....................        41,269
18,600   Kellwood........................       326,663
 3,500   Leslie Fay Company*.............        20,125
19,500   Liz Claiborne...................       893,343
 1,300   PremiumWear*....................        11,700
16,700   Russell.........................       239,019
38,100   Shaw Industries.................       578,644
 2,000   Timberland, Class A*............       102,000
                                           ------------
                                              2,314,813
                                           ------------
         TRANSPORTATION -- 0.6%
 2,500   B+H Ocean Carriers*.............         3,281
 5,900   Forward Air*....................       139,756
   200   Landstar System*................        10,950
 9,900   Marten Transport*...............       139,838
 6,100   Old Dominion Freight Line*......        72,819
11,433   RailAmerica*....................        77,173
                                           ------------
                                                443,817
                                           ------------
         TRAVEL/ENTERTAINMENT -- 0.4%
 2,200   Benihana*.......................        31,350
 8,800   Black Hawk Gaming &
           Development*..................        52,800

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         TRAVEL/ENTERTAINMENT (CONTINUED)
10,200   Darden Restaurants..............  $    181,687
    25   Lakes Gaming*...................           198
 6,600   Mexican Restaurants*............        21,038
 3,000   Sonesta International Hotels,
           Class A.......................        24,000
 1,650   Uno Restaurant*.................        17,944
                                           ------------
                                                329,017
                                           ------------
         TOTAL COMMON STOCKS
         (COST $67,765,429) -- 96.2%.....    77,488,581
                                           ------------
         WARRANTS -- 0.0%
         DURABLES -- 0.0%
 1,219   Sunbeam @ 7.00, 8/24/03*........         1,524
                                           ------------
         TOTAL WARRANTS..................         1,524
                                           ------------
         REPURCHASE AGREEMENT -- 2.2%
         Bear Stearns, dated 3/31/00, due
         4/3/00 at 6.08% with a maturity
         value of $1,733,960
           (Collateralized
         by $1,835,000 U.S. Treasury
           Bond,
         3.63%, 4/15/28, market value --
           $1,772,197)...................     1,733,082
                                           ------------
         TOTAL REPURCHASE AGREEMENT
           (COST $1,733,082).............     1,733,082
                                           ------------
         TOTAL INVESTMENTS
           (COST $69,498,511) (b) --
           98.4%.........................    79,223,187
                                           ------------

                                           MARKET VALUE
                                           ------------
DEPOSITS WITH BROKERS FOR SECURITIES SOLD
  SHORT -- 95.0%
Bear Stearns Deposit A/C, 6.01%..........  $ 76,548,785
                                           ------------
TOTAL DEPOSITS WITH BROKERS FOR
  SECURITIES SOLD SHORT (COST
  $76,548,785)...........................    76,548,785
                                           ------------
RECEIVABLE FROM BROKERS FOR SECURITIES
  SOLD SHORT -- 2.1%.....................     1,705,815
                                           ------------
SECURITIES SOLD SHORT (PROCEEDS
  $69,131,669) -- (95.9)%................   (77,232,165)
                                           ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.4%....................       311,718
                                           ------------
TOTAL NET ASSETS -- 100.0%...............  $ 80,557,340
                                           ============

---------------

* Non-income producing security.

(a) Bankrupt security; valued by Management (Note 2).

(b) At March 31, 2000, the aggregate cost of investment securities and proceeds for securities sold short for income tax purposes was $70,055,682 and $77,232,165, respectively. Cost for federal tax purposes differs from value by net unrealized appreciation as follows:

   Unrealized
     appreciation -- Investments.........  $ 15,576,591
   Unrealized
     depreciation -- Investments.........    (6,409,086)
   Unrealized appreciation -- Short
     Sales...............................     5,198,589
   Unrealized depreciation -- Short
     Sales...............................   (13,299,085)
                                           ------------
   Net unrealized appreciation...........  $  1,067,009
                                           ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                      MARKET VALUE
-------                                     ------------
          COMMON STOCKS -- 95.9%
          AIRCRAFT -- 0.1%
  9,400   Kellstrom Industries*...........  $    53,756
                                            -----------
          AIRLINES -- 0.8%
  7,100   Atlantic Coast Airlines
            Holdings*.....................      183,713
  6,900   Atlas Air*......................      188,888
  8,400   US Airways Group*...............      233,624
                                            -----------
                                                606,225
                                            -----------
          AUTOS -- 1.6%
 22,300   Dana............................      628,581
  5,200   Federal Signal..................       93,925
  4,000   Gentex*.........................      148,250
  1,100   Lund International Holdings*....        5,088
 28,200   MascoTech.......................      331,350
    800   Navistar International*.........       32,100
    500   Oshkosh Truck...................       15,531
                                            -----------
                                              1,254,825
                                            -----------
          BANKING -- 5.2%
 54,800   AmSouth Bancorporation..........      818,575
  3,100   Bank of Granite.................       61,806
 21,800   Bank United.....................      688,063
 33,600   Charter One Financial...........      705,600
    900   Citizens Banking Corp.,
            Michigan......................       17,550
 27,000   Concord EFS*....................      619,313
 10,000   Doral Financial.................      113,125
  1,400   First Financial Bancorp.........       25,200
  3,200   Harris Financial................       23,000
  5,100   Irwin Financial.................       76,500
 17,900   National Commerce Bancorp.......      331,150
 28,000   Peoples Heritage Financial
            Group.........................      420,000
    800   S & T Bancorp...................       13,700
 18,900   Sovereign Bancorp...............      142,931
  6,400   Synovus Financial...............      120,800
                                            -----------
                                              4,177,313
                                            -----------
          BUILDING -- 0.7%
  6,700   Dycom Industries*...............      326,625
  2,500   Modtech Holdings*...............       20,000
 12,800   Palm Harbor Homes*..............      196,800
                                            -----------
                                                543,425
                                            -----------
          CHEMICALS -- 1.7%
 15,600   Advanced Polymer Systems*.......       78,000
  1,000   Alcide*.........................       18,000
 52,000   Lyondell Chemical...............      767,000
  9,300   MacDermid.......................      246,450
  5,700   Synthetech*.....................       23,869
  6,500   The Scotts Company*.............      273,000
                                            -----------
                                              1,406,319
                                            -----------

SHARES                                      MARKET VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          COMPUTER -- 0.6%
 14,900   MMC Networks*...................  $   491,700
                                            -----------
          CONSTRUCTION MATERIALS -- 2.1%
 21,300   Dal-Tile International*.........      169,069
 18,700   Martin Marietta Materials.......      888,250
 35,000   Owens-Illinois*.................      590,625
  1,500   Puerto Rican Cement.............       48,000
                                            -----------
                                              1,695,944
                                            -----------
          DEFENSE -- 1.3%
  1,505   Aerosonic*......................       16,461
 15,300   GenCorp.........................      118,575
 44,200   Lockheed Martin.................      903,337
                                            -----------
                                              1,038,373
                                            -----------
          DRUGS -- 5.7%
 18,500   Amylin Pharmaceuticals*.........      250,906
  1,500   Anika Therapeutics*.............       13,219
 11,900   Aphton*.........................      397,162
  1,600   Aviron*.........................       44,500
  2,200   COR Therapeutics*...............      145,028
  1,400   Corixa*.........................       57,750
  9,000   Enzon*..........................      339,188
 11,700   Gilead Sciences*................      741,487
    800   IDEC Pharmaceuticals*...........       78,600
    200   ImClone Systems*................       15,375
 10,500   Liposome*.......................      183,422
 16,000   Martek Biosciences*.............      210,000
    400   Myriad Genetics*................       24,100
  8,800   Neose Technologies*.............      283,250
  8,200   Northfield Laboratories*........      164,000
  5,300   Orphan Medical*.................       57,638
  1,500   Pharmacyclics*..................       83,531
    500   Regeneron Pharmaceutical*.......       14,781
  3,300   SangStat Medical*...............       91,369
  6,800   Transkaryotic Therapies*........      378,250
 14,800   Triangle Pharmaceuticals*.......      233,100
 13,900   Vical*..........................      465,649
  4,000   ViroPharma*.....................      245,250
 11,700   XOMA*...........................       89,213
                                            -----------
                                              4,606,768
                                            -----------
          DURABLES -- 0.9%
  2,200   Fountain Powerboat
            Industries*...................        6,875
 21,900   Maytag..........................      725,438
                                            -----------
                                                732,313
                                            -----------
          ELECTRIC UTILITIES -- 0.7%
 31,100   CMS Energy......................      563,688
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                      MARKET VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          ELECTRONICS -- 5.2%
  1,700   ADE*............................  $    37,400
    400   Advanced Energy Industries*.....       20,400
  7,000   Aetrium*........................       70,000
    600   Alpha Industries*...............       57,000
  2,600   Andrea Electronics*.............       29,088
  5,700   ANTEC*..........................      255,431
  4,100   Aradigm*........................       85,588
    400   ArthroCare*.....................       36,800
  6,400   Barringer Technologies*.........       40,200
 23,600   Becton Dickinson & Co...........      620,974
  2,400   C.R. Bard.......................       92,850
  7,000   Chad Therapeutics*..............       12,250
  6,500   Coherent*.......................      338,000
  7,600   Dionex*.........................      250,325
  8,700   Energy Conversion Devices*......      177,806
  1,000   Focal*..........................        8,000
  1,200   Globecomm Systems*..............       32,025
 11,100   Hologic*........................       88,106
 14,100   i-STAT*.........................      224,719
 30,200   Input/Output*...................      184,975
  3,200   MiniMed*........................      414,400
    200   Molecular Devices*..............       15,350
 10,800   Novoste*........................      432,000
 14,800   Oakley*.........................      157,250
 10,900   Possis Medical*.................      108,319
  6,300   SIPEX*..........................      222,469
  2,200   Thermo Cardiosystems*...........       30,800
  1,200   ThermoTrex*.....................       12,300
 10,906   TriPath Imaging*................       97,472
                                            -----------
                                              4,152,297
                                            -----------
          FINANCIAL INVESTMENTS -- 0.6%
  5,800   GATX............................      220,400
  6,700   IGEN International*.............      167,500
 20,500   Royal Gold*.....................       70,469
  4,400   US Energy*......................       13,200
                                            -----------
                                                471,569
                                            -----------
          FOOD -- 2.7%
  4,700   Cadiz*..........................       39,950
    600   Coca-Cola Bottling..............       31,763
 15,000   Dole Food.......................      291,563
    800   Opta Food Ingredients*..........        2,025
 19,600   Smithfield Foods*...............      392,000
 17,600   Suiza Foods*....................      708,399
  4,400   Tejon Ranch.....................       99,825
 20,394   Tootsie Roll Industries.........      642,411
                                            -----------
                                              2,207,936
                                            -----------

SHARES                                      MARKET VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          HEALTH -- 2.3%
  6,600   Apria Healthcare Group*.........  $    95,288
 74,300   Health Management Associates*...    1,058,774
 14,400   Lincare Holdings*...............      408,600
  7,800   Prime Medical Services*.........       69,225
    200   Province Healthcare*............        5,725
 18,800   Psychemedics....................       94,000
  3,400   Renal Care Group*...............       73,738
    400   Universal Health Services, Class
            B*............................       19,600
                                            -----------
                                              1,824,950
                                            -----------
          HOUSEHOLD -- 1.5%
 14,000   Advanced Lighting
            Technologies*.................      262,500
 15,400   Hillenbrand Industries..........      523,600
    800   Rawlings Sporting Goods*........        3,600
    500   Research Frontiers*.............       14,750
  9,400   Simula*.........................       33,488
 22,400   Tupperware......................      354,200
                                            -----------
                                              1,192,138
                                            -----------
          INSURANCE -- 5.2%
    100   Allcity Insurance*..............          938
  8,400   AON.............................      270,900
    800   Cincinnati Financial............       30,100
  5,602   Citizens*.......................       36,763
 59,200   Conseco.........................      677,099
  4,300   HealthAxis*.....................       61,813
  1,800   HSB Group.......................       52,088
 20,800   Mercury General.................      613,600
  2,300   National Wireless Holdings*.....       64,400
 34,500   Oxford Health Plans*............      526,125
  7,100   Philadelphia Consolidated
            Holding*......................      104,725
 15,200   Progressive.....................    1,156,149
  5,900   Protective Life.................      187,325
  9,000   Reinsurance Group of America....      214,313
    400   Transatlantic Holdings..........       34,200
  6,000   W.R. Berkley....................      138,375
                                            -----------
                                              4,168,913
                                            -----------
          LIQUOR & TOBACCO -- 0.2%
  3,700   Beringer Wine Estates Holdings,
            Class B*......................      132,738
                                            -----------
          MACHINERY -- 6.1%
  7,000   A.S.V.*.........................      105,000
 10,300   Applied Power...................      293,550
  7,300   Astec Industries*...............      193,906
  6,000   Ball............................      207,375
  6,000   CFM Technologies*...............       73,500
 16,100   Crane Co........................      379,356

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                      MARKET VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          MACHINERY (CONTINUED)
  7,500   Crown Cork & Seal...............  $   120,000
  4,300   Danaher.........................      219,300
  8,200   DT Industries...................      104,550
    400   EMCORE*.........................       46,025
  9,600   Gardner Denver Machinery*.......      180,600
  9,300   Intevac*........................       43,013
 13,400   MagneTek*.......................      122,275
 13,900   MEMC Electronic Materials*......      279,738
 13,300   Smith International*............    1,030,749
 35,700   Stanley Works...................      941,587
8,000..   UCAR International*.............      105,500
 14,200   Unique Mobility*................      137,563
  4,500   Veeco Instruments*..............      333,000
                                            -----------
                                              4,916,587
                                            -----------
          MEDIA -- 1.9%
  3,300   Cox Radio*......................      277,200
  3,200   Harcourt General................      119,200
  4,800   Hollinger International.........       51,600
 27,000   Journal Register*...............      398,250
 14,200   Primedia*.......................      454,400
  3,500   R.R. Donnelley & Sons...........       73,281
  6,500   Schawk..........................       51,188
  4,000   Valassis Communications*........      133,250
                                            -----------
                                              1,558,369
                                            -----------
          METALS -- 1.6%
  5,200   CommScope*......................      237,250
  6,700   Maverick Tube*..................      217,331
    200   MAXXAM*.........................        5,700
 12,900   Phelps Dodge....................      612,750
  5,600   Precision Castparts.............      204,400
 11,300   Titanium Metals.................       49,438
                                            -----------
                                              1,326,869
                                            -----------
          MISCELLANEOUS FINANCIAL -- 1.1%
  4,000   Data Broadcasting*..............       30,500
 28,600   E*TRADE Group*..................      861,575
                                            -----------
                                                892,075
                                            -----------
          OFFICE MACHINERY -- 1.8%
  8,300   Auspex Systems..................       91,300
  2,400   Coinstar*.......................       30,263
  6,600   Drexler Technology*.............       92,400
  3,800   MRV Communications*.............      348,175
  9,900   MTI Technology*.................      261,113

SHARES                                      MARKET VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          OFFICE MACHINERY (CONTINUED)
  1,900   Presstek*.......................  $    45,125
 17,200   S3*.............................      361,199
  7,200   SoftNet Systems*................      210,600
                                            -----------
                                              1,440,175
                                            -----------
          OIL -- 1.6%
 22,700   Pogo Producing..................      648,369
 41,400   Union Pacific Resources Group...      600,300
                                            -----------
                                              1,248,669
                                            -----------
          OIL DISTRIBUTION -- 0.6%
  3,800   Dynegy, Class A.................      238,450
 12,300   Northwestern....................      253,688
                                            -----------
                                                492,138
                                            -----------
          OIL SERVICES -- 1.6%
 18,000   Diamond Offshore Drilling.......      718,875
  3,200   R & B Falcon*...................       63,000
 16,900   Tidewater.......................      537,631
                                            -----------
                                              1,319,506
                                            -----------
          PAPER -- 1.6%
 45,000   Fort James......................      990,000
  4,600   Gaylord Container, Class A*.....       29,325
 20,200   Playtex Products*...............      262,600
                                            -----------
                                              1,281,925
                                            -----------
          REAL ESTATE ASSETS -- 3.7%
  2,100   Avatar Holdings*................       42,000
  2,600   Chateau Communities.............       66,300
 25,300   General Growth Properties.......      770,068
  6,900   Host Marriott...................       61,238
 39,200   IndyMac Mortgage Holdings.......      585,550
  2,800   JP Realty.......................       49,875
  1,800   Newmont Mining..................       40,388
 31,500   Rouse...........................      665,438
 29,100   Simon Property Group............      698,399
  1,000   United Park City Mines*.........       25,000
                                            -----------
                                              3,004,256
                                            -----------
          RETAIL/WHOLESALE -- 9.5%
  2,300   AmeriSource Health, Class A*....       34,500
  8,700   Ames Department Stores*.........      213,694
  6,400   Anixter International*..........      178,400
 36,800   AutoZone*.......................    1,021,199
  8,100   Aviall*.........................       68,344
 28,100   Barnes & Noble*.................      646,300
 26,600   Bed Bath & Beyond*..............    1,047,374
  7,400   Brightpoint*....................       90,650
 38,200   DIMON...........................       90,725

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                      MARKET VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          RETAIL/WHOLESALE (CONTINUED)
  1,300   En Pointe Technologies*.........  $    52,000
 11,900   Genesco*........................      156,188
 15,700   Guitar Center*..................      179,569
 20,200   HA-LO Industries*...............      159,075
 26,000   J.C. Penney.....................      386,750
 18,800   MSC Industrial Direct, Class
            A*............................      338,400
 34,900   Nordstrom.......................    1,029,549
  7,000   NuCo2*..........................       93,625
    700   O'Reilly Automotive*............        9,931
  2,600   Owens & Minor...................       27,625
  1,600   Priority Healthcare, Class B*...       80,400
 13,300   Scios*..........................       68,994
 15,700   Shop At Home*...................      135,413
 11,100   ShopKo Stores*..................      197,025
 15,000   Stewart & Stevenson Services....      168,750
 20,900   Sunglass Hut International*.....      163,281
  2,100   TESSCO Technologies*............       43,050
  3,000   United Natural Foods*...........       44,250
 12,900   Whole Foods Market*.............      534,544
 13,700   Williams-Sonoma*................      424,700
                                            -----------
                                              7,684,305
                                            -----------
          SERVICES -- 14.5%
  7,400   ACTV*...........................      259,463
  1,800   American Superconductor*........       80,100
 41,700   Apollo Group, Class A*..........    1,175,418
  5,200   Aware*..........................      208,650
  1,600   Boron Lepore & Associates*......       14,200
  5,400   Cambridge Technology
            Partners*.....................       73,238
 38,700   Ceridian*.......................      742,555
  6,400   CIBER*..........................      131,200
  7,500   Coinmach Laundry*...............       74,531
 14,700   CSG Systems International*......      717,543
  1,600   Dendrite International*.........       33,500
 30,500   DeVry*..........................      930,249
 11,100   Education Management*...........      160,256
 11,100   Emeritus*.......................       48,563
  5,000   Excalibur Technologies*.........      198,125
 32,300   Gartner Group, Class A..........      508,725
  7,600   Getty Images*...................      273,125
    600   Globix*.........................       22,875
    900   HNC Software*...................       64,856
 28,600   Keane*..........................      722,149
  3,300   Kroll-O'Gara*...................       36,094
  4,700   Labor Ready*....................       46,413
  6,000   Laser Vision Centers*...........       41,625
  3,000   LCC International*..............      118,875
  4,000   Maxwell Technologies*...........       55,000
    900   MemberWorks*....................       36,113

SHARES                                      MARKET VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
    500   New ERA of Networks*............  $    19,625
  6,800   NFO Worldwide*..................      149,600
  3,600   Novadigm*.......................       58,500
  5,800   On Assignment*..................      261,000
  2,800   Pegasus Systems*................       44,275
 10,700   Primark*........................      258,138
  7,500   ProxyMed*.......................       63,750
  2,600   QRS*............................      195,650
 15,100   Robert Half International*......      716,305
 13,900   Rollins.........................      206,763
  8,300   SatCon Technology*..............      216,319
 24,200   Sotheby's Holdings, Class A.....      446,188
 10,200   SportsLine USA*.................      300,263
  5,200   Spyglass*.......................      403,244
  2,000   Stone & Webster.................       29,000
  1,700   Strayer Education...............       44,200
  8,100   Sunrise Assisted Living*........      107,325
 20,400   Total System Services...........      325,125
  9,800   Transaction Systems Architects,
            Class A*......................      282,975
 13,400   Valence Technology*.............      315,738
    500   Visual Networks*................       28,375
  8,300   Wind River Systems*.............      300,875
  2,700   Zixit*..........................      196,594
                                            -----------
                                             11,743,268
                                            -----------
          SOAPS & COSMETICS -- 0.8%
 22,800   Dial............................      313,500
  9,400   Ecolab..........................      344,863
                                            -----------
                                                658,363
                                            -----------
          TELEPHONE -- 4.4%
  1,500   Advanced Radio Telecom*.........       49,688
 17,100   ICG Communications*.............      617,738
 13,200   Intermedia Communications*......      637,725
 25,200   ITC DeltaCom*...................      897,749
  1,800   Metricom*.......................       83,475
  6,900   Primus Telecommunications
            Group*........................      356,644
  1,300   PSINet*.........................       44,220
  9,800   RCN*............................      527,975
    400   Viatel*.........................       20,075
  5,600   WinStar Communications*.........      336,000
                                            -----------
                                              3,571,289
                                            -----------
          TEXTILES -- 2.6%
 33,300   Cintas..........................    1,304,943
 30,900   Collins & Aikman................      175,744
 15,900   Jones Apparel Group*............      506,813

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                      MARKET VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          TEXTILES (CONTINUED)
  7,200   North Face*.....................  $    27,000
  6,400   Thomaston Mills, Class A*.......        9,200
  4,000   WestPoint Stevens...............       76,000
                                            -----------
                                              2,099,700
                                            -----------
          TRANSPORTATION -- 1.0%
 13,600   Iron Mountain*..................      463,249
  3,300   Matlack Systems*................        8,663
 38,000   OMI -- ADR*.....................      144,875
 18,300   Trico Marine Services*..........      161,269
                                            -----------
                                                778,056
                                            -----------
          TRAVEL/ENTERTAINMENT -- 2.4%
  6,900   AMC Entertainment*..............       34,931
  4,000   Ameristar Casinos*..............       14,500
  3,500   Bally Total Fitness Holding*....       85,750
 10,300   CKE Restaurants.................       65,663

SHARES                                      MARKET VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          TRAVEL/ENTERTAINMENT (CONTINUED)
  7,000   Hertz, Class A..................  $   238,438
114,200   Hilton Hotels...................      885,049
  6,000   Penn National Gaming*...........       66,656
 10,800   Premier Parks*..................      226,800
  6,400   Speedway Motorsports*...........      159,600
  3,800   Tricon Global Restaurants*......      118,038
                                            -----------
                                              1,895,425
                                            -----------
          TOTAL COMMON STOCKS.............   77,232,165
                                            -----------
          TOTAL SECURITIES SOLD SHORT
            (PROCEEDS $69,131,669) --
            95.9%.........................  $77,232,165
                                            ===========

---------------

* Non-income producing security.

ADR -- American Depository Receipt.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

                                                                          SINCE
                                                              LAST 1    INCEPTION
                                                               YEAR     (4/22/98)
                                                              ------    ---------
Institutional Shares........................................  -2.63%      -1.09%
Investor Shares.............................................  -2.78%      -1.35%
S&P 500 Index(1)............................................  17.94%      17.64%

     The Fund underperformed the S&P 500 Index(1) for the year ended March 31, 2000, by more than -20.5%. This Fund holds S&P 500 Index Futures contracts and shares in the Market Neutral Fund. The Institutional shares of the Market Neutral Fund returned -14.13% for year. (See separate commentary for the Market Neutral Fund.) Investment in S&P 500 Futures also contributed negatively to performance during the year by slightly more than -6%.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Investment in shares of the Barr Rosenberg Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Barr Rosenberg Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Investment in Index Futures involves risk. Positions in Index Futures may be closed out by the Barr Rosenberg Double Alpha Market Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for a particular contract at any particular time.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     The Institutional Shares of the Barr Rosenberg Double Alpha Market Fund are distributed by the Barr Rosenberg Series Trust. The Investor Shares are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

(1) The S&P 500 Index is an unmanaged, broad-based index of 500 widely held common stocks. Investors cannot invest directly in any Index.

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                                                  MARKET VALUE
-------                                                                 ------------
          REGISTERED INVESTMENT COMPANY -- 93.9%
962,304   Barr Rosenberg Market Neutral Fund (a)......................   $7,140,295
                                                                         ----------
          TOTAL REGISTERED INVESTMENT COMPANY (COST
            $7,772,683) -- 93.9%......................................    7,140,295
                                                                         ----------
          SHORT TERM SECURITIES -- 2.1%
          CTC Sweep Account, 6.08%....................................      161,101
                                                                         ----------
          TOTAL SHORT TERM SECURITIES (COST $161,101).................      161,101
                                                                         ----------
          TOTAL INVESTMENTS (COST $7,933,784) (b) -- 96.0%............    7,301,396
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.0%...............      302,027
                                                                         ----------
          TOTAL NET ASSETS -- 100.0%..................................   $7,603,423
                                                                         ==========

---------------

(a) Serves as collateral for future contracts.

(b) At March 31, 2000, the aggregate cost of investment securities for income tax purposes was $8,349,820. Cost for federal tax purposes differs from value by net unrealized depreciation as follows:

   Unrealized appreciation...................................  $        --
   Unrealized depreciation...................................   (1,048,424)
                                                               -----------
   Net unrealized depreciation...............................  $(1,048,424)
                                                               ===========

     NUMBER
       OF                                                                         OPEN        CURRENT
    CONTRACTS                          CONTRACT TYPE                           POSITIONS    MARKET VALUE
    ---------   ------------------------------------------------------------   ----------   ------------
       20       Long S&P 500 June 2000 Future                                  $7,024,787    $7,576,500

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

                                                                          SINCE         SINCE
                                                              LAST 1    INCEPTION     INCEPTION
                                                               YEAR     (10/19/98)    (11/11/98)
                                                              ------    ----------    ----------
Institutional Shares (SSMNX)................................   9.82%      10.43%
Investor Shares.............................................   9.39%                    10.29%
U.S. 90 Day Treasury Bills..................................   4.94%       4.92%         4.99%

     For the year ended March 31, 2000, the S&P 500 Index(1) gained 17.94%, the broad market Russell 3000 Index(2) returned 22.28% and the small cap barometer Russell 2000 Index(3) surged 37.29%. The year saw a much wider gulf between the fortunes of value and growth stocks. The large cap Russell 1000 Value Index(4) returned 6.34% while the Russell 1000 Growth Index(5) added 34.12%. The U.S. market rally has been narrowly focused on growth stocks with high price momentum, high price/earnings and high trading activity. The returns for the year were more volatile than other time periods. Market jitters were primarily caused by concerns over rising interest rates, fears about Y2K transition and pressures over increasing oil prices throughout the year.

     The Fund takes long and short positions primarily in the 500 largest capitalization stocks principally traded in the U.S. Unlike the Barr Rosenberg Market Neutral Fund, which has modest sector over and under weights, the Select Sectors Market Neutral Fund will typically have larger exposures to different business sectors and industries based on quantitative bottom-up company analysis.

     For the year ended on March 31, 2000, the Fund outperformed its benchmark, U.S. 90-day Treasury Bills, by more than 4%. In addition to the positive contributions from the exposures to relative strength (measure of trailing 12-month price performance) (+4.99%) and to trading activity (measure of trailing 12-month share turnover) (+3.17%) during this period, the Fund benefited from long industry exposures to office machinery (+2.87%), services (+1.96%) and electric utilities (+1.49%). Short industry exposures to drugs (-2.59%), paper (-0.77%) and media (-0.67%) contributed negatively to performance. Stock selection further dampened performance (-4.72%).

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Investment in shares of the Barr Rosenberg Select Sectors Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Barr Rosenberg Select Sectors Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the Barr Rosenberg Select Sectors Market Neutral Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the Barr Rosenberg Select Sectors Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do no bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     The Institutional Shares of the Barr Rosenberg Select Sectors Market Neutral Fund are distributed by the Barr Rosenberg Series Trust. The Investor Shares are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

(1) The S&P 500 Index is a broad-based index of 500 widely held common stocks.

(2) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Russell 2000 measures the performance of the smallest 2,000 companies, which represents approximately 8% of the total capitalization of the Russell 3000 Index.

(4) The Russell 1000 Value Index measures the performance of the Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

(5) The Russell 1000 Growth Index measures the performance of the Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS -- 92.6%
         AIRLINES -- 0.5%
 2,600   Delta Air Lines.................  $    138,450
                                           ------------
         AUTOS -- 0.9%
 1,600   General Motors..................       132,500
 2,000   TRW.............................       117,000
                                           ------------
                                                249,500
                                           ------------
         BANKING -- 7.7%
22,600   Bank of America.................     1,185,087
 8,000   Chase Manhattan.................       697,499
 1,700   Mellon Financial................        50,150
 2,900   SunTrust Banks..................       167,475
 2,900   Wells Fargo & Company...........       118,719
                                           ------------
                                              2,218,930
                                           ------------
         CHEMICALS -- 2.2%
 3,900   Dow Chemical....................       444,600
 3,500   PPG Industries..................       183,094
                                           ------------
                                                627,694
                                           ------------
         COMPUTER -- 6.4%
13,300   Dell Computer*..................       717,369
12,100   Sun Microsystems*...............     1,133,807
                                           ------------
                                              1,851,176
                                           ------------
         DRUGS -- 1.7%
 2,200   Bausch & Lomb...................       114,813
 1,600   Forest Laboratories, Class A*...       135,200
 1,500   Genzyme*........................        75,188
   900   MedImmune*......................       156,712
                                           ------------
                                                481,913
                                           ------------
         DURABLES -- 0.3%
 1,400   Whirlpool.......................        82,075
                                           ------------
         ELECTRIC UTILITIES -- 2.5%
 2,300   Allegheny Energy................        63,394
 3,900   Central & South West............        66,544
 1,700   Constellation Energy Group......        54,188
 3,000   Edison International............        49,688
 5,500   Entergy.........................       111,030
 4,600   FirstEnergy.....................        94,875
 1,700   Florida Progress................        77,988
 4,300   Reliant Energy..................       100,781
 3,000   Sempra Energy...................        50,250
 1,100   Unicom..........................        40,150
                                           ------------
                                                708,888
                                           ------------
         ELECTRONICS -- 12.0%
19,200   Cisco Systems*..................     1,484,399
 1,200   Comverse Technology*............       226,800
 2,200   Cypress Semiconductor*..........       108,488

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         ELECTRONICS (CONTINUED)
 2,000   Jabil Circuit*..................  $     86,500
 2,400   JDS Uniphase*...................       290,400
13,300   Lucent Technologies.............       807,974
   800   RF Micro Devices*...............       107,500
 2,600   SCI Systems*....................       139,913
 1,400   Stryker.........................        97,650
 1,500   Tellabs*........................        94,477
   200   Texas Instruments...............        32,000
                                           ------------
                                              3,476,101
                                           ------------
         FINANCIAL INVESTMENTS -- 2.0%
10,000   Fannie Mae......................       564,375
                                           ------------
         FOOD -- 2.5%
 5,100   Bestfoods.......................       238,744
   600   Campbell Soup...................        18,450
 6,000   General Mills...................       217,125
 7,000   H.J. Heinz......................       244,125
                                           ------------
                                                718,444
                                           ------------
         HOUSEHOLD -- 0.4%
 1,800   Johnson Controls................       100,913
                                           ------------
         INSURANCE -- 2.8%
 2,900   Aetna...........................       161,494
14,900   Allstate........................       354,806
 2,000   MBIA............................       104,125
 2,900   United HealthCare...............       172,913
                                           ------------
                                                793,338
                                           ------------
         MACHINERY -- 2.4%
   800   Applied Materials*..............        75,400
 4,000   Deere & Co......................       151,999
 1,500   Eaton...........................       117,000
 2,900   Ingersoll-Rand..................       128,325
 2,200   Parker-Hannifin.................        90,888
 3,000   Rockwell International..........       125,438
                                           ------------
                                                689,050
                                           ------------
         MEDIA -- 4.0%
 2,400   Fox Entertainment Group*........        71,850
 3,300   New York Times, Class A.........       141,694
 3,400   Tribune.........................       124,313
19,800   Walt Disney.....................       819,224
                                           ------------
                                              1,157,081
                                           ------------
         METALS -- 2.9%
 3,400   Corning.........................       659,600
 1,700   Nucor...........................        85,000
 1,200   Reynolds Metals.................        80,250
                                           ------------
                                                824,850
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         MISCELLANEOUS FINANCIAL -- 5.2%
20,400   Citigroup.......................  $  1,209,975
 2,300   Lehman Brothers Holdings........       223,100
 1,400   Paine Webber Group..............        61,600
                                           ------------
                                              1,494,675
                                           ------------
         OFFICE MACHINERY -- 8.7%
 8,700   EMC*............................     1,087,499
 8,400   International Business
           Machines......................       991,200
 1,600   Lexmark International Group,
           Class A*......................       169,200
 3,000   Network Appliance*..............       248,250
                                           ------------
                                              2,496,149
                                           ------------
         OIL -- 2.1%
 1,500   Amerada Hess....................        96,938
 2,200   Apache..........................       109,450
 1,000   Kerr-McGee......................        57,750
 7,400   Occidental Petroleum............       153,550
 4,200   Phillips Petroleum..............       194,250
                                           ------------
                                                611,938
                                           ------------
         OIL -- INTERNATIONAL -- 3.4%
10,600   Chevron.........................       979,838
                                           ------------
         OIL DISTRIBUTION -- 0.9%
 2,700   Tosco...........................        82,181
 6,900   USX-Marathon Group..............       179,832
                                           ------------
                                                262,013
                                           ------------
         OIL SERVICES -- 0.4%
 2,600   Noble Drilling*.................       107,738
                                           ------------
         OTHER UTILITIES -- 0.2%
 2,600   KeySpan.........................        71,825
                                           ------------
         PAPER -- 1.4%
 1,800   Champion International..........        95,850
 8,200   Masco...........................       168,100
 2,000   Mead............................        69,875
 1,900   Willamette Industries...........        76,238
                                           ------------
                                                410,063
                                           ------------
         REAL ESTATE ASSETS -- 0.4%
 2,600   Equity Residential Properties
           Trust.........................       104,488
                                           ------------
         RETAIL/WHOLESALE -- 5.5%
 7,700   Albertson's.....................       238,699
 1,000   CVS.............................        37,563

SHARES                                     MARKET VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         RETAIL/WHOLESALE (CONTINUED)
 3,700   Federated Department Stores*....  $    154,475
 1,200   Gap.............................        59,775
10,900   Home Depot......................       703,049
 2,900   Limited.........................       122,163
   100   May Department Stores...........         2,850
 6,100   Sears, Roebuck & Co.............       188,337
 4,600   Toys "R" Us*....................        68,138
                                           ------------
                                              1,575,049
                                           ------------
         SERVICES -- 7.2%
 2,000   Citrix Systems*.................       132,500
 6,600   Computer Associates
           International.................       390,637
15,100   Oracle*.........................     1,178,743
 2,400   Siebel Systems*.................       286,650
 1,100   Symantec*.......................        82,638
                                           ------------
                                              2,071,168
                                           ------------
         TELEPHONE -- 4.6%
21,600   AT&T............................     1,215,000
 1,000   Telephone & Data Systems........       111,000
                                           ------------
                                              1,326,000
                                           ------------
         TRANSPORTATION -- 1.3%
 9,000   Burlington Northern Santa Fe....       199,125
 4,600   Union Pacific...................       179,975
                                           ------------
                                                379,100
                                           ------------
         TRAVEL/ENTERTAINMENT -- 0.1%
 2,800   Park Place Entertainment*.......        32,375
                                           ------------
         TOTAL COMMON STOCKS
         (COST $22,457,839) -- 92.6%.....    26,605,197
                                           ------------
         REPURCHASE AGREEMENT -- 7.9%
         Bear Stearns, dated 3/31/00, due
           4/3/00 at 6.08% with a
           maturity value of $2,267,291
           (Collateralized by $2,395,000
           U.S. Treasury Bond, 3.63%,
           4/15/28, market value --
           $2,313,032)...................     2,266,143
                                           ------------
         TOTAL REPURCHASE AGREEMENT (COST
           $2,266,143)...................     2,266,143
                                           ------------
         TOTAL INVESTMENTS (COST
           $24,723,982) (a) -- 100.5%....    28,871,340
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

                                           MARKET VALUE
                                           ------------
DEPOSITS WITH BROKERS FOR SECURITIES SOLD
  SHORT -- 93.4%
Bear Stearns Deposit A/C, 6.01%..........  $ 26,832,441
                                           ------------
TOTAL DEPOSITS WITH BROKERS FOR
  SECURITIES SOLD SHORT (COST
  $26,832,441)...........................    26,832,441
                                           ------------
PAYABLE TO BROKERS FOR SECURITIES SOLD
  SHORT -- (3.2)%........................      (909,956)
                                           ------------
SECURITIES SOLD SHORT (PROCEEDS
  $25,064,297) -- (89.7)%................   (25,778,286)
                                           ------------
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (1.0)%.................................      (276,396)
                                           ------------
TOTAL NET ASSETS -- 100.0%...............  $ 28,739,143
                                           ============

---------------

* Non-income producing security.

(a) At March 31, 2000, the aggregate cost of investment securities and proceeds for securities sold short for income tax purposes was $25,041,004 and $25,778,286, respectively. Cost for federal tax purposes differs from value by net unrealized appreciation as follows:

   Unrealized
     appreciation -- Investments..........  $ 4,598,524
   Unrealized
     depreciation -- Investments..........     (768,188)
   Unrealized appreciation -- Short
     Sales................................    1,451,709
   Unrealized depreciation -- Short
     Sales................................   (2,165,698)
                                            -----------
   Net unrealized appreciation............  $ 3,116,347
                                            ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                      MARKET VALUE
------                                      ------------
         COMMON STOCKS -- 89.7%
         AIRLINES -- 0.5%
 7,000   Southwest Airlines...............  $   145,688
                                            -----------
         AUTOS -- 0.3%
 3,200   Dana.............................       90,200
                                            -----------
         BANKING -- 8.7%
 7,500   AmSouth Bancorporation...........      112,031
13,200   Bank of New York.................      548,624
 3,600   Capital One Financial............      172,575
 3,800   Concord EFS*.....................       87,163
 4,700   Fifth Third Bancorp..............      296,099
   900   General Electric.................      139,669
 3,700   Huntington Bancshares............       82,788
 8,600   KeyCorp..........................      163,400
 1,700   Marshall & Ilsley................       98,175
 3,400   Northern Trust...................      229,713
 2,100   PNC Financial Services Group.....       94,631
 2,800   Providian Financial..............      242,550
10,000   Synovus Financial................      188,750
 2,700   Washington Mutual................       71,550
                                            -----------
                                              2,527,718
                                            -----------
         CHEMICALS -- 2.3%
 2,100   International Flavors &
           Fragrances.....................       73,631
11,400   Monsanto*........................      587,100
                                            -----------
                                                660,731
                                            -----------
         DEFENSE -- 0.8%
 2,500   General Dynamics.................      124,375
 4,500   Lockheed Martin..................       91,969
                                            -----------
                                                216,344
                                            -----------
         DRUGS -- 12.5%
20,900   Abbott Laboratories..............      735,419
13,700   Eli Lilly & Co...................      863,099
 2,200   IDEC Pharmaceuticals*............      216,150
11,700   Merck & Co.......................      726,863
29,600   Pfizer...........................    1,082,249
                                            -----------
                                              3,623,780
                                            -----------
         DURABLES -- 0.7%
 2,400   Harley-Davidson..................      190,500
                                            -----------
         ELECTRIC UTILITIES -- 1.4%
 2,700   AES*.............................      212,625
 2,100   Montana Power....................      134,400
 1,300   PECO Energy......................       47,938
                                            -----------
                                                394,963
                                            -----------
         ELECTRONICS -- 7.3%
 4,400   Becton Dickinson & Co............      115,775
 5,000   Boston Scientific*...............      106,563

SHARES                                      MARKET VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         ELECTRONICS (CONTINUED)
15,200   Johnson & Johnson................  $ 1,064,949
16,500   Tyco International...............      822,938
                                            -----------
                                              2,110,225
                                            -----------
         FINANCIAL INVESTMENTS -- 4.3%
11,300   American International Group.....    1,237,350
                                            -----------
         FOOD -- 4.7%
24,900   Coca-Cola........................    1,168,743
 4,300   Coca-Cola Enterprises............       92,719
 1,800   Hershey Foods....................       88,200
   300   Kellogg..........................        7,688
                                            -----------
                                              1,357,350
                                            -----------
         HOUSEHOLD -- 0.5%
 5,400   Newell Rubbermaid................      133,988
                                            -----------
         INSURANCE -- 2.7%
 4,800   AFLAC............................      218,700
 4,300   AON..............................      138,675
 3,100   Cincinnati Financial.............      116,638
 7,100   Conseco..........................       81,206
 2,100   Jefferson-Pilot..................      139,781
 1,000   Progressive......................       76,063
                                            -----------
                                                771,063
                                            -----------
         MACHINERY -- 2.7%
 1,800   Danaher..........................       91,800
18,300   Gillette.........................      689,681
                                            -----------
                                                781,481
                                            -----------
         MEDIA -- 4.7%
17,300   AT&T -- Liberty Media Group*.....    1,025,025
 3,400   Omnicom Group....................      317,688
                                            -----------
                                              1,342,713
                                            -----------
         MISCELLANEOUS FINANCIAL -- 4.9%
 7,300   American Express.................    1,087,243
 5,400   Charles Schwab...................      306,788
                                            -----------
                                              1,394,031
                                            -----------
         OIL DISTRIBUTION -- 3.5%
12,800   Exxon Mobil......................      996,000
                                            -----------
         OIL SERVICES -- 1.2%
 4,000   Schlumberger.....................      306,000
   774   Transocean Sedco Forex...........       39,736
                                            -----------
                                                345,736
                                            -----------
         OTHER UTILITIES -- 1.1%
 7,400   Williams Cos.....................      325,138
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2000
--------------------------------------------------------------------------------

SHARES                                      MARKET VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         PAPER -- 1.0%
 5,000   Fort James.......................  $   110,000
 3,100   Procter & Gamble.................      174,375
   100   Sealed Air*......................        5,431
                                            -----------
                                                289,806
                                            -----------
         RETAIL/WHOLESALE -- 7.8%
 2,100   Amazon.Com*......................      140,700
 2,100   Bed Bath & Beyond*...............       82,688
 2,900   Kohls*...........................      297,250
 3,500   Kroger*..........................       61,469
 8,600   Safeway*.........................      389,150
 8,700   Staples*.........................      174,000
 3,800   Tandy............................      192,850
 7,500   Wal-Mart Stores..................      416,250
18,600   Walgreen.........................      478,949
                                            -----------
                                              2,233,306
                                            -----------
         SERVICES -- 5.5%
13,500   Cendant*.........................      249,750
 2,500   Ceridian*........................       47,969
   300   Intuit*..........................       16,313
10,900   Microsoft*.......................    1,158,124
 5,000   Parametric Technology*...........      105,313
                                            -----------
                                              1,577,469
                                            -----------
         SOAPS & COSMETICS -- 2.8%
 4,400   Clorox...........................      143,000
10,000   Colgate-Palmolive................      563,750
 2,300   Ecolab...........................       84,381
                                            -----------
                                                791,131
                                            -----------

SHARES                                      MARKET VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         TELEPHONE -- 3.1%
 1,100   DoubleClick*.....................  $   102,988
 1,500   Metromedia Fiber Network, Class
           A*.............................      145,031
 1,800   PSINet*..........................       61,228
 9,700   SBC Communications...............      407,399
   900   US West..........................       65,363
   600   Verio*...........................       27,038
 1,500   WinStar Communications*..........       90,000
                                            -----------
                                                899,047
                                            -----------
         TEXTILES -- 0.6%
 2,250   Cintas...........................       88,172
 1,800   NIKE.............................       71,325
                                            -----------
                                                159,497
                                            -----------
         TRANSPORTATION -- 1.7%
11,300   Carnival.........................      280,381
 2,000   Level 3 Communications*..........      211,500
                                            -----------
                                                491,881
                                            -----------
         TRAVEL/ENTERTAINMENT -- 2.4%
18,400   McDonald's.......................      691,150
                                            -----------
         TOTAL COMMON STOCKS..............   25,778,286
                                            -----------
         TOTAL SECURITIES SOLD SHORT
           (PROCEEDS
           $25,064,297) -- 89.7%..........  $25,778,286
                                            ===========

---------------

* Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                                INTERNATIONAL
                                                                U.S. SMALL                          SMALL
                                                              CAPITALIZATION                    CAPITALIZATION
                                                                  SERIES        JAPAN SERIES        SERIES
                                                              --------------    ------------    --------------
ASSETS
Investments, at value (cost $406,285,077, $1,314,599,
  $43,755,589, respectively)................................   $466,545,680      $1,610,975      $45,277,287
Cash........................................................          4,278           3,611          113,016
Foreign currency, at value (cost $0, $8,450, $0,
  respectively).............................................             --           8,696               --
Dividends and interest receivable...........................        628,024           4,370          316,876
Receivable for capital shares issued........................          8,229              --               --
Receivable for investments sold.............................      9,871,389              --        2,433,276
Other assets................................................             --              --           47,213
                                                               ------------      ----------      -----------
    Total Assets............................................    477,057,600       1,627,652       48,187,668
                                                               ------------      ----------      -----------
LIABILITIES
Payable to custodian........................................             --              --          394,363
Payable for investments purchased...........................      9,170,166              --        1,418,194
Collateral for securities loaned, at value..................        192,500              --               --
Accrued:
  Manager fees..............................................        325,888              --           37,068
  Administration fees.......................................          6,246              --              606
  12b-1 fees (Select Shares)................................          2,884              19              346
  Service fees (Adviser Shares).............................          3,503              --               --
  Other accrued expenses....................................        185,622          20,963           59,053
                                                               ------------      ----------      -----------
    Total Liabilities.......................................      9,886,809          20,982        1,909,630
                                                               ------------      ----------      -----------
NET ASSETS..................................................   $467,170,791      $1,606,670      $46,278,038
                                                               ============      ==========      ===========
Shares of beneficial interest outstanding (unlimited shares
  authorized):
  Institutional Shares......................................     44,527,709         190,848        3,779,663
  Adviser Shares............................................        786,791              --               --
  Select Shares.............................................      1,140,248          12,040          140,161
Net Asset Value, offering price and redemption price per
  share:
  Institutional Shares......................................   $      10.06      $     7.92      $     11.81
  Adviser Shares............................................          10.02              --               --
  Select Shares.............................................          10.00            7.89            11.77
NET ASSETS CONSIST OF:
Capital.....................................................   $393,610,388      $1,893,251      $40,556,895
Accumulated undistributed net investment income/(loss)......        424,377              --          199,115
Accumulated net realized gain/(loss) on investments and
  foreign currency transactions.............................     12,875,423        (583,352)       4,023,322
Net unrealized appreciation/(depreciation) on foreign
  currency transactions.....................................             --             395          (22,992)
Net unrealized appreciation on investments..................     60,260,603         296,376        1,521,698
                                                               ------------      ----------      -----------
    TOTAL NET ASSETS........................................   $467,170,791      $1,606,670      $46,278,038
                                                               ============      ==========      ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000 (CONTINUED)
--------------------------------------------------------------------------------

                                                                 MARKET       DOUBLE ALPHA    SELECT SECTORS
                                                                NEUTRAL          MARKET       MARKET NEUTRAL
                                                                  FUND            FUND             FUND
                                                              ------------    ------------    --------------
ASSETS
Investments, at value (cost $69,498,511, $7,933,784,
  $24,723,982, respectively)................................  $ 79,223,187     $7,301,396      $28,871,340
Deposits with broker and custodian bank for securities sold
  short.....................................................    76,548,785             --       26,832,441
Dividends and interest receivable...........................       256,208            855           93,926
Receivable for securities sold short........................     4,297,098             --        1,815,360
Receivable for investments sold.............................     1,320,785             --        1,107,863
Receivable from Manager.....................................            --          5,125               --
Deposits with brokers for futures contracts.................            --        375,000               --
Net receivable for variation margin on futures contracts....            --         55,000               --
Deferred organization expenses..............................        25,165         10,245               --
                                                              ------------     ----------      -----------
    Total Assets............................................   161,671,228      7,747,621       58,720,930
                                                              ------------     ----------      -----------
LIABILITIES
Securities sold short (proceeds $69,131,669, $0,
  $25,064,297, respectively)................................    77,232,165             --       25,778,286
Payable for investments purchased...........................     1,021,124        109,224        1,401,807
Payable to cover securities sold short......................     2,591,283             --        2,725,316
Accrued:
  Manager fees..............................................       127,405             --           23,426
  Administration fees.......................................         1,039             --              378
  12b-1 fees (Investor Shares)..............................         1,388             16              196
  Other accrued expenses....................................       139,484         34,958           52,378
                                                              ------------     ----------      -----------
    Total Liabilities.......................................    81,113,888        144,198       29,981,787
                                                              ------------     ----------      -----------
NET ASSETS..................................................  $ 80,557,340     $7,603,423      $28,739,143
                                                              ============     ==========      ===========
Shares of beneficial interest outstanding (unlimited shares
  authorized):
  Institutional Shares......................................    10,025,974        894,892        2,519,326
  Investor Shares...........................................       831,238          8,914           82,327
Net Asset Value, offering price and redemption price per
  share:
  Institutional Shares......................................  $       7.42     $     8.41      $     11.05
  Investor Shares...........................................          7.41           8.40            10.99
NET ASSETS CONSIST OF:
Capital.....................................................  $133,673,391     $8,711,193      $27,495,837
Accumulated undistributed net investment income/(loss)......       928,385          1,605          313,545
Accumulated net realized losses on investments, futures
  contracts and securities sold short.......................   (55,668,616)    (1,028,700)      (2,503,608)
Net unrealized depreciation on short sales..................    (8,100,496)            --         (713,989)
Net unrealized appreciation on futures transactions.........            --        551,713               --
Net unrealized appreciation/(depreciation) on investments...     9,724,676       (632,388)       4,147,358
                                                              ------------     ----------      -----------
    TOTAL NET ASSETS........................................  $ 80,557,340     $7,603,423      $28,739,143
                                                              ============     ==========      ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                                INTERNATIONAL
                                                                U.S. SMALL                          SMALL
                                                              CAPITALIZATION                    CAPITALIZATION
                                                                  SERIES        JAPAN SERIES        SERIES
                                                              --------------    ------------    --------------
Investment Income:
  Dividends (Net of withholding taxes of $0, $1,433, and
    $156,699, respectively).................................   $  5,284,541      $   8,109       $ 1,211,124
  Interest..................................................        234,498             --                --
  Securities lending fees...................................         26,299             --                --
                                                               ------------      ---------       -----------
    Total Investment Income.................................      5,545,338          8,109         1,211,124
                                                               ------------      ---------       -----------
Expenses:
  Manager fees..............................................      4,256,903         14,156           412,576
  Administration fees.......................................        709,490          2,123            61,887
  12b-1 fees (Select Shares)................................         34,400            266             4,504
  Service fees (Adviser Shares).............................         16,923             --                --
  Audit fees................................................         74,211         13,721             9,866
  Custodian fees............................................        210,400         33,424           180,773
  Fund accounting fees......................................         59,822         37,206            76,550
  Registration and filing fees..............................         42,118         16,303            17,084
  Transfer agent fees.......................................         95,528         13,340            17,746
  Trustees' fees............................................        198,701            586            17,034
  Other expenses............................................        162,284            747            14,380
                                                               ------------      ---------       -----------
    Total expenses before waivers/reimbursements............      5,860,780        131,872           812,400
    Less expenses waived/reimbursed.........................       (384,610)      (110,372)         (188,393)
                                                               ------------      ---------       -----------
    Total Net Expenses......................................      5,476,170         21,500           624,007
                                                               ------------      ---------       -----------
Net Investment Income/(Loss)................................         69,168        (13,391)          587,117
                                                               ------------      ---------       -----------
Net Realized Gain on:
  Foreign currency transactions.............................             --          3,141            31,619
  Investments...............................................     71,390,010        384,238         6,224,794
Net Change in Unrealized Appreciation/(Depreciation) on:
  Foreign currency transactions.............................             --             41           (27,791)
  Investments...............................................     57,932,228        131,143         4,416,958
                                                               ------------      ---------       -----------
Net Realized and Unrealized Gain/(Loss) on Investments and
  Foreign Currency Transactions.............................    129,322,238        518,563        10,645,580
                                                               ------------      ---------       -----------
Net increase/(decrease) in net assets resulting from
  operations................................................   $129,391,406      $ 505,172       $11,232,697
                                                               ============      =========       ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2000 (CONTINUED)
--------------------------------------------------------------------------------

                                                                 MARKET       DOUBLE ALPHA    SELECT SECTORS
                                                                NEUTRAL          MARKET       MARKET NEUTRAL
                                                                  FUND            FUND             FUND
                                                              ------------    ------------    --------------
Investment Income:
  Dividends (Net of withholding taxes of $220, $0, and $0,
    respectively)...........................................  $  1,356,681    $   302,538      $   334,181
  Interest..................................................     5,613,947         11,774        1,240,232
                                                              ------------    -----------      -----------
    Total Investment Income.................................     6,970,628        314,312        1,574,413
                                                              ------------    -----------      -----------
Expenses:
  Manager fees..............................................     2,268,838          7,682          251,180
  Administration fees.......................................       179,120         11,523           37,677
  12b-1 fees (Investor Shares)..............................        38,217            290            2,469
  Audit fees................................................        19,146          2,731            5,784
  Custodian fees............................................        45,866          3,008           12,622
  Fund accounting fees......................................        88,693         51,202           59,849
  Organization fees.........................................         7,911          2,833               --
  Registration and filing fees..............................        35,862         49,270           30,995
  Transfer agent fees.......................................        48,607         16,228           15,261
  Trustees' fees............................................        48,146          3,216           11,151
  Dividend expense for securities sold short................     1,239,489             --          256,524
  Other expenses............................................        81,741          5,137           25,801
                                                              ------------    -----------      -----------
    Total expenses before waivers/reimbursements............     4,101,636        153,120          709,313
    Less expenses waived/reimbursed.........................      (426,712)      (126,087)        (136,457)
                                                              ------------    -----------      -----------
    Total Net Expenses......................................     3,674,924         27,033          572,856
                                                              ------------    -----------      -----------
Net Investment Income/(Loss)................................     3,295,704        287,279        1,001,557
                                                              ------------    -----------      -----------
Net Realized Gain/(Loss) on:
  Securities sold short.....................................   (32,047,111)            --       (2,997,790)
  Futures contracts.........................................            --        731,022               --
  Investments...............................................    29,395,747     (1,183,478)       1,444,080
Net Change in Unrealized Appreciation/(Depreciation) on:
  Securities sold short.....................................   (30,237,883)            --          162,948
  Futures contracts.........................................            --        261,913               --
  Investments...............................................    10,257,347       (102,466)       2,526,617
                                                              ------------    -----------      -----------
Net Realized and Unrealized Gain/(Loss) on Investments,
  Securities Sold Short, and Futures Contracts..............   (22,631,900)      (293,009)       1,135,855
                                                              ------------    -----------      -----------
Net increase/(decrease) in net assets resulting from
  operations................................................  $(19,336,196)   $    (5,730)     $ 2,137,412
                                                              ============    ===========      ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          U.S. SMALL                                              INTERNATIONAL SMALL
                                    CAPITALIZATION SERIES               JAPAN SERIES             CAPITALIZATION SERIES
                                ------------------------------    ------------------------    ----------------------------
                                 YEAR ENDED       YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                  MARCH 31,        MARCH 31,      MARCH 31,     MARCH 31,      MARCH 31,       MARCH 31,
                                    2000             1999            2000          1999           2000            1999
                                -------------    -------------    ----------    ----------    ------------    ------------
OPERATIONS:
 Net investment
   income/(loss)..............  $      69,168    $     806,217    $ (13,391)    $  (4,688)    $    587,117    $    538,747
 Net realized gain/(loss) on:
   Foreign currency
     transactions.............             --               --        3,141         7,278           31,619          36,733
   Investments................     71,390,010      (57,710,206)     384,238      (175,464)       6,224,794      (1,621,342)
 Net change in unrealized
   appreciation/(depreciation)
   on:
   Foreign currency
     transactions.............             --               --           41           674          (27,791)          8,321
   Investments................     57,932,228      (79,559,913)     131,143       315,831        4,416,958      (3,719,763)
                                -------------    -------------    ----------    ----------    ------------    ------------
   Net increase/(decrease) in
     net assets resulting from
     operations...............    129,391,406     (136,463,902)     505,172       143,631       11,232,697      (4,757,304)
                                -------------    -------------    ----------    ----------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income
   Institutional Shares.......        (78,972)        (748,548)      (1,795)           --         (714,484)       (403,961)
   Adviser Shares.............         (1,629)              --           --            --               --              --
   Select Shares..............             --               --           --            --          (26,398)        (15,734)
                                -------------    -------------    ----------    ----------    ------------    ------------
                                      (80,601)        (748,548)      (1,795)           --         (740,882)       (419,695)
                                -------------    -------------    ----------    ----------    ------------    ------------
 Net realized gain on
   investments
   Institutional Shares.......             --       (5,068,928)          --            --               --              --
   Adviser Shares.............             --         (244,354)          --            --               --              --
   Select Shares..............             --         (259,575)          --            --               --              --
                                -------------    -------------    ----------    ----------    ------------    ------------
                                           --       (5,572,857)          --            --               --              --
                                -------------    -------------    ----------    ----------    ------------    ------------
   Net decrease in net assets
     resulting from
     distributions............        (80,601)      (6,321,405)      (1,795)           --         (740,882)       (419,695)
                                -------------    -------------    ----------    ----------    ------------    ------------
SHARES OF BENEFICIAL INTEREST:
 Proceeds from shares issued
   Institutional Shares.......     35,392,605      196,873,799       47,702       769,151       12,429,545      24,896,742
   Adviser Shares.............      1,202,749       23,937,536           --            --               --              --
   Select Shares..............        464,637        8,142,464      766,279        18,199          890,905       3,029,959
                                -------------    -------------    ----------    ----------    ------------    ------------
                                   37,059,991      228,953,799      813,981       787,350       13,320,450      27,926,701
                                -------------    -------------    ----------    ----------    ------------    ------------
 Proceeds from dividends
   reinvested
   Institutional Shares.......         59,693        4,951,583        1,740            --          708,747         401,708
   Adviser Shares.............          1,109          201,395           --            --               --              --
   Select Shares..............             --          250,798           --            --           26,371          15,628
                                -------------    -------------    ----------    ----------    ------------    ------------
                                       60,802        5,403,776        1,740            --          735,118         417,336
                                -------------    -------------    ----------    ----------    ------------    ------------
 Cost of shares redeemed
   Institutional Shares.......   (155,688,520)    (164,834,333)     (58,664)     (720,516)     (12,849,222)    (25,345,483)
   Adviser Shares.............    (11,652,340)     (19,514,429)          --            --               --              --
   Select Shares..............     (9,089,354)     (19,117,051)    (754,785)      (25,334)      (1,409,307)     (2,424,898)
                                -------------    -------------    ----------    ----------    ------------    ------------
                                 (176,430,214)    (203,465,813)    (813,449)     (745,850)     (14,258,529)    (27,770,381)
                                -------------    -------------    ----------    ----------    ------------    ------------
   Net increase/(decrease) in
     net assets from shares of
     beneficial interest......   (139,309,421)      30,891,762        2,272        41,500         (202,961)        573,656
                                -------------    -------------    ----------    ----------    ------------    ------------
Total increase/(decrease) in
 net assets...................     (9,998,616)    (111,893,545)     505,649       185,131       10,288,854      (4,603,343)
NET ASSETS:
 Beginning of period..........    477,169,407      589,062,952    1,101,021       915,890       35,989,184      40,592,527
                                -------------    -------------    ----------    ----------    ------------    ------------
 End of period................  $ 467,170,791    $ 477,169,407    $1,606,670    $1,101,021    $ 46,278,038    $ 35,989,184
                                =============    =============    ==========    ==========    ============    ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         DOUBLE ALPHA                   SELECT SECTORS
                                     MARKET NEUTRAL FUND                  MARKET FUND                MARKET NEUTRAL FUND
                                ------------------------------    ---------------------------    ----------------------------
                                 YEAR ENDED       YEAR ENDED      YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                  MARCH 31,        MARCH 31,       MARCH 31,      MARCH 31,       MARCH 31,       MARCH 31,
                                    2000             1999            2000           1999*            2000           1999**
                                -------------    -------------    -----------    ------------    ------------    ------------
OPERATIONS:
 Net investment
   income/(loss)..............  $   3,295,704    $   7,985,288    $   287,279    $   189,591     $  1,001,557    $    294,261
 Net realized gain/(loss) on:
   Securities sold short......    (32,047,111)     (29,819,160)            --             --       (2,997,790)     (1,570,000)
   Futures contracts..........             --               --        731,022        385,581               --              --
   Investments................     29,395,747      (21,000,267)    (1,183,478)      (275,466)       1,444,080         644,967
 Net change in unrealized
   appreciation/(depreciation)
   on:
   Securities sold short......    (30,237,883)      39,028,579             --             --          162,948        (876,937)
   Futures contracts..........             --               --        261,913        289,800               --              --
   Investments................     10,257,347      (18,091,355)      (102,466)      (529,922)       2,526,617       1,620,741
                                -------------    -------------    -----------    -----------     ------------    ------------
   Net increase/(decrease) in
     net assets resulting from
     operations...............    (19,336,196)     (21,896,915)        (5,730)        59,584        2,137,412         113,032
                                -------------    -------------    -----------    -----------     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income
   Institutional Shares.......     (3,560,971)      (6,521,535)      (286,375)      (182,541)        (912,115)        (52,697)
   Investor Shares............       (370,869)      (1,184,406)        (2,959)        (5,281)         (41,702)           (625)
                                -------------    -------------    -----------    -----------     ------------    ------------
                                   (3,931,840)      (7,705,941)      (289,334)      (187,822)        (953,817)        (53,322)
                                -------------    -------------    -----------    -----------     ------------    ------------
 Net realized gain on
   investments
   Institutional Shares.......             --               --       (678,798)            --               --              --
   Investor Shares............             --               --         (7,561)            --               --              --
                                -------------    -------------    -----------    -----------     ------------    ------------
                                           --               --       (686,359)            --               --              --
                                -------------    -------------    -----------    -----------     ------------    ------------
   Net decrease in net assets
     resulting from
     distributions............     (3,931,840)      (7,705,941)      (975,693)      (187,822)        (953,817)        (53,322)
                                -------------    -------------    -----------    -----------     ------------    ------------
SHARES OF BENEFICIAL INTEREST:
 Proceeds from shares issued
   Institutional Shares.......     74,337,066      218,927,575      4,311,007     11,090,373       14,727,350      34,996,504
   Investor Shares............      5,793,990       47,256,015         14,300        538,359        1,050,392         578,074
                                -------------    -------------    -----------    -----------     ------------    ------------
                                   80,131,056      266,183,590      4,325,307     11,628,732       15,777,742      35,574,578
                                -------------    -------------    -----------    -----------     ------------    ------------
 Proceeds from dividends
   reinvested
   Institutional Shares.......      3,555,558        6,381,723        965,172        182,541          912,172          52,491
   Investor Shares............        362,450        1,131,149         10,221          5,281           37,743             231
                                -------------    -------------    -----------    -----------     ------------    ------------
                                    3,918,008        7,512,872        975,393        187,822          949,915          52,722
                                -------------    -------------    -----------    -----------     ------------    ------------
 Cost of shares redeemed
   Institutional Shares.......   (145,961,865)    (206,509,383)    (3,813,658)    (4,117,465)     (17,711,501)     (6,333,645)
   Investor Shares............    (34,052,994)     (41,095,835)      (191,227)      (281,820)        (813,973)             --
                                -------------    -------------    -----------    -----------     ------------    ------------
                                 (180,014,859)    (247,605,218)    (4,004,885)    (4,399,285)     (18,525,474)     (6,333,645)
                                -------------    -------------    -----------    -----------     ------------    ------------
   Net increase/(decrease) in
     net assets from shares of
     beneficial interest......    (95,965,795)      26,091,244      1,295,815      7,417,269       (1,797,817)     29,293,655
                                -------------    -------------    -----------    -----------     ------------    ------------
Total increase/(decrease) in
 net assets...................   (119,233,831)      (3,511,612)       314,392      7,289,031         (614,222)     29,353,365
NET ASSETS:
 Beginning of period..........    199,791,171      203,302,783      7,289,031             --       29,353,365              --
                                -------------    -------------    -----------    -----------     ------------    ------------
 End of period................  $  80,557,340    $ 199,791,171    $ 7,603,423    $ 7,289,031     $ 28,739,143    $ 29,353,365
                                =============    =============    ===========    ===========     ============    ============

---------------

* From commencement of operations on April 22, 1998 (Institutional) and April 22, 1998 (Investor).

** From commencement of operations on October 19, 1998 (Institutional) and
   November 11, 1998 (Investor).

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION. Barr Rosenberg Series Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on April 1, 1988. The Trust is an open-end diversified management investment company offering six portfolios: U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and Select Sectors Market Neutral Fund, collectively (the "Funds"), or individually (the "Fund"), with differing objectives and strategies. Each Fund is authorized to issue Institutional Shares. In addition, the U.S. Small Capitalization Series is authorized to issue Select Shares and Adviser Shares, the Japan Series and International Small Capitalization Series are authorized to issue Select Shares, and the Market Neutral Fund, Double Alpha Market Fund and Select Sectors Market Neutral Fund are authorized to issue Investor Shares. The classes differ primarily with respect to the level of Service Fees and Distribution Fees and Shareholder Service Fees borne by each class. In addition, an investor's eligibility to purchase each of the three classes of shares generally depends on the amount invested in a particular Fund and on whether the investor makes the investment in the Fund directly or through a financial adviser.

The U.S. Small Capitalization Series was reopened to all investors effective March 27, 2000.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting at their discretion.

  Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date, with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or after the ex-date as the Fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

  Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. All monetary items denominated in foreign currencies are translated to U.S. dollars based upon the prevailing exchange rate at the close of each business day. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Further, the effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (CONTINUED)
--------------------------------------------------------------------------------

of changes in market prices of those securities, but are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

  Forward Foreign Currency Contracts

Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contractual settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts are recorded as realized on the settlement date.

  Foreign Securities

The Japan Series and the International Small Capitalization Series pursue their respective objectives by investing in foreign securities. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange or other foreign governmental laws or restrictions.

  Futures Contracts

The Double Alpha Market Fund pursues its respective objective by investing in S&P 500 Index Future contracts. An S&P 500 Index Future contract is a contract to buy or sell an integral number of units of the S&P 500 Index at a specified future date at a price agreed upon when the contract is made. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

  Real Estate Investment Trusts

The Funds own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

  Short Sales

The Market Neutral Fund and Select Sectors Market Neutral Fund are authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. government securities sufficient to cover its short position on a daily basis. At March 31, 2000, the values of securities sold short in the Market Neutral Fund and the Select Sectors Market Neutral Fund amounted to $77,232,165

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (CONTINUED)
--------------------------------------------------------------------------------

and $25,778,286, against which collateral of $154,037,366 and $53,437,638 was held, respectively. The collateral includes the Bear Stearns Deposit Account and the securities held long, as shown in the Schedule of Portfolio Investments.

  Securities Lending

Under the Security Lending Program, securities held by the U.S. Small Capitalization Series are loaned by State Street Bank, as agent, to certain brokers (the "Borrowers"). The Borrowers provided cash as collateral against loans in an amount at least equal to 100% of the market value of the loaned securities.

At March 31, 2000, the value of securities loaned amounted to $0 against which cash collateral of $192,500 was held. The cash collateral is invested in short-term investments and is included in the Schedule of Portfolio Investments. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the U.S. Small Capitalization Series and State Street Bank in its capacity as lending agent. Security lending fee income, net of related expenses, is recorded as earned. The U.S. Small Capitalization Series bears the risk of loss with respect to the investment of the cash collateral.

  Determination of Net Asset Value and Calculation of Expenses

Expenses specific to an individual Fund are charged to that Fund, while the expenses that are attributable to more than one Fund of the Trust are allocated among the respective Funds. Net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of shares outstanding attributed to each class at the beginning of each day. Distribution and Shareholder Service expenses are solely borne by and charged to the Select Shares and Investor Shares; Service fees are charged to the Adviser Shares.

  Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, Real Estate Investment Trusts (REITS), redemptions-in-kind and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (CONTINUED)
--------------------------------------------------------------------------------

As of March 31, 2000, the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                                          ACCUMULATED             ACCUMULATED UNDISTRIBUTED NET
                                                       UNDISTRIBUTED NET       REALIZED GAIN/(LOSS) ON INVESTMENTS
                                                    INVESTMENT INCOME/(LOSS)    AND FOREIGN CURRENCY TRANSACTIONS
                                                    ------------------------   -----------------------------------
U.S. Small Capitalization Series                            $(37,598)                       $  37,600
Japan Series                                                  14,207                           (3,141)
International Small Capitalization Series                    131,018                         (182,352)
Market Neutral Fund                                            3,747                           (3,748)
Double Alpha Market Fund                                       1,891                                0
Select Sectors Market Neutral Fund                            13,097                          (13,096)

  Organizational Expenses

Costs incurred in connection with the organization and initial registration of the Market Neutral Fund and Double Alpha Market Fund have been deferred and are being amortized on a straight-line basis over a sixty month period commencing December 1997 and April 1998, respectively.

3. MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS. AXA Rosenberg Investment Management LLC (the "Manager") provides advisory and management services to the Funds under separate management contracts. The Manager is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.90% for the U.S. Small Capitalization Series, 1.00% for both the Japan Series and the International Small Capitalization Series, 1.90% for the Market Neutral Fund, 0.10% for the Double Alpha Market Fund and 1.00% for the Select Sectors Market Neutral Fund of each Fund's average net assets. The Manager has voluntarily agreed to waive fees and reimburse the Funds to limit the annual expenses to the following: 1.15% of the average net assets of the U.S. Small Capitalization Series, 1.50% of the average net assets of the Japan Series and International Small Capitalization Series, and 2.35% of the average net assets of the Double Alpha Market Fund (2.00% of which reflects the expense ratio of the Market Neutral Fund, which the Double Alpha Market Fund invests in). This includes the management fee but excludes the Service fees, and the Distribution and Shareholder Service fees. The Manager has agreed to maintain an operating expense ratio for the Market Neutral Fund of 2.00% and for the Select Sectors Market Neutral Fund of 1.25% of each Fund's average net assets, exclusive of the dividend expense on short sales. The operating expense ratio includes the management fee but excludes the Distribution and Shareholder Service fees. For the year ended March 31, 2000, the amount of such waivers totaled $99,734, $14,156, $165,265, $359,765, $7,682 and $108,374 for the U.S.
Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund, respectively. For the year ended March 31, 2000, the amount of such reimbursements totaled $0, $94,093, $0, $0, $106,882 and $0 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund, respectively.

BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds. The Administrator has voluntarily waived a portion of its fees in the U.S. Small Capitalization Series, International Small Capitalization Series, Market Neutral Fund and Select Sectors Market Neutral Fund. In addition, the

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (CONTINUED)
--------------------------------------------------------------------------------

Administrator has agreed to waive all fees in the Japan Series and the Double Alpha Market Fund until the net assets reach $25 million. For the year ended March 31, 2000, the amount of such waivers totaled $265,333, $2,123, $23,128, $66,947, $11,523 and $28,083 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund, respectively.

BISYS serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS is entitled to receive an annual fee of $30,000 for the U.S. Small Capitalization Series, Japan Series and International Small Capitalization Series, $50,000 for the Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund, and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

The Trust has adopted a Distribution and Shareholder Service Plan for its Select Shares and Investor Shares, pursuant to Rule 12b-1 under the 1940 Act. The Select Shares and Investor Shares of the Funds are sold on a continuous basis by the Trust's Distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), an indirect wholly owned subsidiary of The BISYS Group, Inc. Under the Distribution and Shareholder Service Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Select Shares and Investor Shares. The Select Shares and Investor Shares are subject to an annual Distribution and Shareholder Service Fee of up to 0.25% of the respective average daily net assets. For the year ended March 31, 2000, the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund incurred distribution and shareholder service expenses in the amount of $34,400, $266, $4,504, $38,217, $290 and $2,469, respectively. Due to the closing of the U.S. Small Capitalization Series, the distributor has agreed to waive distribution and shareholder service expenses in connection with shares that were directly purchased prior to the closing of the fund. For the year ended March 31, 2000, the amount of the waiver was $19,543. In addition, the Trustees have authorized each Fund to pay up to 0.15% of its average daily net assets attributable to Select Shares and Investor Shares for sub-transfer and sub-accounting services in connection with such shares.

Various service organizations act as servicing agents of the Adviser Shares of the U.S. Small Capitalization Series. Such shares are subject to an annual Service Fee of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Service Plan adopted by the Trust. For the year ended March 31, 2000, the Service Fee attributable to the Adviser Shares was charged as incurred, and amounted to 0.16%.

4. FEDERAL INCOME TAXES. It is each Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As of March 31, 2000, the Japan Series had a capital loss carryover of $578,234 of which $13,801, $20,835, $261,584, and $282,014 will expire on March 31 of the years 2002, 2004, 2006 and 2007, respectively. The Market Neutral Fund had a capital loss carryover of $48,444,104, of which $20,880,748 and $27,563,356 will expire on March 31 of the years 2007 and 2008, respectively. The Double Alpha Market Fund had a capital loss carryover of $60,949, which will expire on March 31, 2008. The Select Sectors Market Neutral Fund had a capital loss carryover of $2,186,540, which will expire on March 31, 2008. Capital loss carryovers will be available to offset future realized capital gains through the stated years. In order to meet certain excise tax distribution requirements, each Fund is required to measure and distribute annually, net capital gains and net foreign currency gains realized during a twelve-month period ending October 31. In connection with this, each Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses or net foreign currency losses incurred between November 1 and the end of its fiscal year.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (CONTINUED)
--------------------------------------------------------------------------------

Capital and currency losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such losses:

                                                                AMOUNT
                                                              ----------
     International Small Capitalization Series                $    4,395
     Market Neutral Fund                                       6,655,360

5. SECURITY PURCHASES AND SALES. For the year ended March 31, 2000, purchases and sales of securities (excluding short-term securities) were as follows:

                                                               PURCHASES        SALES
                                                              ------------   ------------
     U.S. Small Capitalization Series                         $657,539,442   $794,237,196
     Japan Series                                                1,403,193      1,389,360
     International Small Capitalization Series                  59,304,272     60,578,132
     Market Neutral Fund                                       158,087,117    296,754,707
     Double Alpha Market Fund                                   11,604,060      9,983,887
     Select Sectors Market Neutral Fund                         84,852,558     87,843,362

6. PRINCIPAL SHAREHOLDERS. Fund shareholders who each held in excess of 10% of the relevant Fund's shares outstanding at March 31, 2000, held the following aggregate percentages of the respective Fund's shares:

                                                              % OF FUND'S
                                                                SHARES
                                                              -----------
     U.S. Small Capitalization Series                             13%
     Japan Series                                                 73%
     International Small Capitalization Series                     0%
     Market Neutral Fund                                          60%
     Double Alpha Market Fund                                     55%
     Select Sectors Market Neutral Fund                           56%

7. TRUSTEE FEES. The unaffiliated Trustees each receive an annual fee of $45,540, a $4,950 meeting fee plus out-of-pocket expenses for each meeting attended.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (CONTINUED)
--------------------------------------------------------------------------------

8. SALES AND REDEMPTIONS OF SHARES. Transactions in shares of beneficial interest were as follows:

                                                                   YEAR ENDED MARCH 31, 2000
                                        --------------------------------------------------------------------------------
                                                                                                                SELECT
                                                                    INTERNATIONAL                   DOUBLE     SECTORS
                                          U.S. SMALL                    SMALL          MARKET       ALPHA       MARKET
                                        CAPITALIZATION    JAPAN     CAPITALIZATION     NEUTRAL      MARKET     NEUTRAL
                                            SERIES        SERIES        SERIES          FUND         FUND        FUND
                                        --------------   --------   --------------   -----------   --------   ----------
Shares sold:
  Institutional.......................     3,972,514        6,745      1,148,958       8,828,864    469,619    1,352,268
  Adviser.............................       137,311           --             --              --         --           --
  Select/Investor.....................        55,293      109,499         83,162         698,315      1,570      104,834
                                         -----------     --------     ----------     -----------   --------   ----------
                                           4,165,118      116,244      1,232,120       9,527,179    471,189    1,457,102
                                         -----------     --------     ----------     -----------   --------   ----------
Issued upon reinvestment of
  distributions:
  Institutional.......................         6,662          234         68,478         438,416    111,067       86,293
  Adviser.............................           124           --             --              --         --           --
  Select/Investor.....................            --           --          2,553          44,747      1,178        3,588
                                         -----------     --------     ----------     -----------   --------   ----------
                                               6,786          234         71,031         483,163    112,245       89,881
                                         -----------     --------     ----------     -----------   --------   ----------
Shares redeemed:
  Institutional.......................   (17,580,260)      (9,003)    (1,200,870)    (17,298,215)  (402,660)  (1,673,676)
  Adviser.............................    (1,372,900)          --             --              --         --           --
  Select/Investor.....................    (1,043,111)    (106,215)      (132,178)     (4,077,148)   (20,138)     (77,812)
                                         -----------     --------     ----------     -----------   --------   ----------
                                         (19,996,271)    (115,218)    (1,333,048)    (21,375,363)  (422,798)  (1,751,488)
                                         -----------     --------     ----------     -----------   --------   ----------
Net increase/(decrease)
  Institutional.......................   (13,601,084)      (2,024)        16,566      (8,030,935)   178,026     (235,115)
  Adviser.............................    (1,235,465)          --             --              --         --           --
  Select/Investor.....................      (987,818)       3,284        (46,463)     (3,334,086)   (17,390)      30,610
                                         -----------     --------     ----------     -----------   --------   ----------
                                         (15,824,367)       1,260        (29,897)    (11,365,021)   160,636     (204,505)
                                         ===========     ========     ==========     ===========   ========   ==========

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (CONTINUED)
--------------------------------------------------------------------------------

                                                                  PERIOD ENDED MARCH 31, 1999
                                        --------------------------------------------------------------------------------
                                                                                                                SELECT
                                                                    INTERNATIONAL                   DOUBLE      SECTORS
                                          U.S. SMALL                    SMALL          MARKET        ALPHA      MARKET
                                        CAPITALIZATION    JAPAN     CAPITALIZATION     NEUTRAL      MARKET      NEUTRAL
                                            SERIES        SERIES        SERIES          FUND         FUND*      FUND**
                                        --------------   --------   --------------   -----------   ---------   ---------
Shares sold:
  Institutional.......................    22,599,032      189,362      2,699,769      22,044,753   1,130,218   3,351,263
  Adviser.............................     2,607,621           --             --              --          --          --
  Select/Investor.....................       951,183        3,723        324,076       4,740,977      55,337      51,695
                                         -----------     --------     ----------     -----------   ---------   ---------
                                          26,157,836      193,085      3,023,845      26,785,730   1,185,555   3,402,958
                                         -----------     --------     ----------     -----------   ---------   ---------
Issued upon reinvestment of
  distributions:
  Institutional.......................       629,172           --         46,173         661,319      19,034       5,082
  Adviser.............................        25,655           --             --              --          --          --
  Select/Investor.....................        32,030           --          1,797         117,217         551          22
                                         -----------     --------     ----------     -----------   ---------   ---------
                                             686,857           --         47,970         778,536      19,585       5,104
                                         -----------     --------     ----------     -----------   ---------   ---------
Shares redeemed:
  Institutional.......................   (20,192,247)    (179,905)    (2,866,134)    (21,509,301)   (432,386)   (601,904)
  Adviser.............................    (2,399,867)          --             --              --          --          --
  Select/Investor.....................    (2,321,370)      (5,570)      (275,479)     (4,230,293)    (29,584)         --
                                         -----------     --------     ----------     -----------   ---------   ---------
                                         (24,913,484)    (185,475)    (3,141,613)    (25,739,594)   (461,970)   (601,904)
                                         -----------     --------     ----------     -----------   ---------   ---------
Net increase/(decrease)
  Institutional.......................     3,035,957        9,457       (120,192)      1,196,771     716,866   2,754,441
  Adviser.............................       233,409           --             --              --          --          --
  Select/Investor.....................    (1,338,157)      (1,847)        50,394         627,901      26,304      51,717
                                         -----------     --------     ----------     -----------   ---------   ---------
                                           1,931,209        7,610        (69,798)      1,824,672     743,170   2,806,158
                                         ===========     ========     ==========     ===========   =========   =========

---------------

* From commencement of operations on April 22, 1998 (Institutional) and April 22, 1998 (Investor).

** From commencement of operations on October 19, 1998 (Institutional) and
   November 11, 1998 (Investor).

9. LINE OF CREDIT. A line of credit to a maximum amount of 33.33% of total net assets for the Market Neutral Fund has been established by the custodian for temporary purposes. Lines of credit in the amount of $250,000 for the Japan Series and $10,000,000 for the International Small Capitalization Series have been established by the custodian for the purposes of foreign exchange contracts. The maximum daily settlement amount under the line of credit is $125,000 for the Japan Series and $5,000,000 for the International Small Capitalization Series. In addition, an unsecured line of credit to a maximum amount of $20,000,000 has been established by the custodian for general purposes for the U.S. Small Capitalization Series, the Japan Series and the International Small Capitalization Series.

10. CONCENTRATION OF CREDIT. At March 31, 2000, the U.S. Small Capitalization Series, the Japan Series, the International Small Capitalization Series, the Market Neutral Fund and the Select Sectors Market Neutral Fund have single industry concentrations in excess of 10% of their net asset value as shown in the Schedule of Portfolio Investments for each Fund. Such concentrations may result in increased volatility in the return of these funds.

11. OTHER TAX INFORMATION (UNAUDITED). For corporate shareholders of the U.S. Small Capitalization Series, the Market Neutral Fund, the Double Alpha Market Fund and the Select Sectors Market Neutral Fund, 100.00%, 36.74%, 22.69% and

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (CONTINUED)
--------------------------------------------------------------------------------

25.22% of the total ordinary income distributions paid during the fiscal year ended March 31, 2000, qualify for the corporate dividends received deduction, respectively.

The Japan Series and International Small Capitalization Series may elect to pass on the benefits of the foreign tax credit to its shareholders for the year ended March 31, 2000. The following information is presented with respect to the election:

                                                               JAPAN     INTERNATIONAL SMALL
                                                              SERIES    CAPITALIZATION SERIES
                                                              -------   ---------------------
     Gross Income from Foreign Countries                      $11,535        $1,289,634
     Gross Income from Foreign Countries Per Share            $ 0.057        $    0.329
     Income Taxes Paid to Foreign Countries                   $ 1,433        $  156,699
     Income Taxes Paid to Foreign Countries Per Share         $ 0.007        $    0.040

During the fiscal year ended March 31, 2000, the Double Alpha Market Fund declared long-term capital gain distributions in the amount of $405,229.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                        ENDED            ENDED            ENDED            ENDED            ENDED
                                    MARCH 31, 2000   MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1996
                                    --------------   --------------   --------------   --------------   --------------
INSTITUTIONAL SHARES
Net asset value, beginning of
  period..........................     $   7.66         $   9.76         $   7.13         $  7.60          $  6.97
                                       --------         --------         --------         -------          -------
Income from investment operations:
  Net investment income/(loss)....           --             0.01*            0.02*           0.04             0.03
  Net realized and unrealized
     gain/(loss) on investments...         2.40            (2.02)            3.14            1.39             2.34
                                       --------         --------         --------         -------          -------
  Total from investment
     operations...................         2.40            (2.01)            3.16            1.43             2.37
                                       --------         --------         --------         -------          -------
Distributions to shareholders
  from:
  Net investment income...........           --**          (0.01)           (0.01)          (0.05)           (0.01)
  Net realized gain on
     investments..................           --            (0.08)           (0.52)          (1.85)           (1.73)
                                       --------         --------         --------         -------          -------
  Total distributions to
     shareholders.................           --            (0.09)           (0.53)          (1.90)           (1.74)
                                       --------         --------         --------         -------          -------
Net asset value, end of period....     $  10.06         $   7.66         $   9.76         $  7.13          $  7.60
                                       ========         ========         ========         =======          =======
Total return......................        31.36%          (20.56)%          44.95%          19.53%           35.69%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
     Net Assets, end of period
       (000)......................     $447,879         $445,476         $537,891         $82,116          $60,046
     Net investment income/(loss)
       before
       waivers/reimbursements.....        (0.05)%           0.10%            0.04%          (0.12)%           0.22%
     Net investment income/(loss)
       net of
       waivers/reimbursements.....         0.02%            0.16%            0.19%           0.35%            0.47%
     Expenses before waivers/
       reimbursements.............         1.23%            1.19%            1.30%           1.54%            1.15%
     Expenses net of waivers/
       reimbursements.............         1.15%            1.15%            1.15%           1.07%            0.90%
     Portfolio turnover rate......       141.78%          123.66%           77.70%         126.83%           71.87%

---------------

*  Calculated based on the average shares outstanding during the period.

** Distribution per share was less than $0.005.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                            ENDED             ENDED             ENDED               ENDED
                                        MARCH 31, 2000    MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1997(a)
                                        --------------    --------------    --------------    -----------------
ADVISER SHARES
Net asset value, beginning of
  period..............................     $  7.65           $  9.75           $  7.14             $  7.38
                                           -------           -------           -------             -------
Income from investment operations:
  Net investment income/(loss)........          --                --*            (0.01)*              0.02
  Net realized and unrealized
     gain/(loss) on investments.......        2.37             (2.02)             3.14               (0.26)
                                           -------           -------           -------             -------
  Total from investment operations....        2.37             (2.02)             3.13               (0.24)
                                           -------           -------           -------             -------
Distributions to shareholders from:
  Net investment income...............          --**              --                --                  --
  Net realized gain on investments....          --             (0.08)            (0.52)                 --
                                           -------           -------           -------             -------
  Total distributions to
     shareholders.....................          --             (0.08)            (0.52)                 --
                                           -------           -------           -------             -------
Net asset value, end of period........     $ 10.02           $  7.65           $  9.75             $  7.14
                                           =======           =======           =======             =======
Total return..........................       31.00%           (20.70)%           44.50%              (3.25)%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
     Net Assets, end of period
       (000)..........................      $7,884           $15,465           $17,448                $208
     Net investment income/(loss)
       before
       waivers/reimbursements.........       (0.23)%           (0.06)%           (0.22)%              0.07%***
     Net investment income/(loss) net
       of waivers/reimbursements......       (0.16)%           (0.00)%           (0.06)%              0.46%***
     Expenses before waivers/
       reimbursements.................        1.39%             1.35%             1.56%               1.54%***
     Expenses net of waivers/
       reimbursements.................        1.31%             1.29%             1.40%               1.15%***
     Portfolio turnover rate..........      141.78%           123.66%            77.70%             126.83%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Distribution per share was less than $0.005.

*** Annualized.

(a)  From commencement of operations on January 21, 1997 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                            ENDED             ENDED             ENDED               ENDED
                                        MARCH 31, 2000    MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1997(a)
                                        --------------    --------------    --------------    -----------------
SELECT SHARES
Net asset value, beginning of
  period..............................     $  7.63           $  9.73           $  7.13             $  8.49
                                           -------           -------           -------             -------
Income from investment operations:
  Net investment income/(loss)........          --             (0.01)*           (0.02)*              0.07
  Net realized and unrealized
     gain/(loss) on investments.......        2.37             (2.01)             3.14                0.47
                                           -------           -------           -------             -------
  Total from investment operations....        2.37             (2.02)             3.12                0.54
                                           -------           -------           -------             -------
Distributions to shareholders from:
  Net investment income...............          --                --                --               (0.05)
  Net realized gain on investments....          --             (0.08)            (0.52)              (1.85)
                                           -------           -------           -------             -------
  Total distributions to
     shareholders.....................          --             (0.08)            (0.52)              (1.90)
                                           -------           -------           -------             -------
Net asset value, end of period........     $ 10.00           $  7.63           $  9.73             $  7.13
                                           =======           =======           =======             =======
Total return..........................       31.06%           (20.74)%           44.42%               6.84%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
     Net Assets, end of period
       (000)..........................     $11,400           $16,228           $33,724              $2,375
     Net investment income/(loss)
       before
       waivers/reimbursements.........       (0.34)%           (0.50)%           (0.70)%              0.07%**
     Net investment income/(loss) net
       of waivers/reimbursements......       (0.13)%           (0.15)%           (0.24)%              0.46%**
     Expenses before waivers/
       reimbursements.................        1.50%             1.77%             2.05%               1.54%**
     Expenses net of waivers/
       reimbursements.................        1.28%             1.42%             1.59%               1.15%**
     Portfolio turnover rate..........      141.78%           123.66%            77.70%             126.83%

---------------

*  Calculated based on the average shares outstanding during the period.

**  Annualized.

(a) From commencement of operations on October 22, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                         ENDED            ENDED            ENDED            ENDED            ENDED
                                     MARCH 31, 2000   MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1996
                                     --------------   --------------   --------------   --------------   --------------
INSTITUTIONAL SHARES
Net asset value, beginning of
  period...........................     $  5.46          $  4.72          $  6.20          $  8.77           $ 8.96
                                        -------          -------          -------          -------           ------
Income from investment operations:
  Net investment income/(loss).....       (0.07)           (0.02)*          (0.04)*          (0.05)*           0.04
  Net realized and unrealized
     gain/(loss) on investments and
     foreign currency
     transactions..................        2.54             0.76            (1.44)           (2.45)           (0.15)
                                        -------          -------          -------          -------           ------
  Total from investment
     operations....................        2.47             0.74            (1.48)           (2.50)           (0.11)
                                        -------          -------          -------          -------           ------
Distributions to shareholders from:
  Net investment income............       (0.01)              --               --            (0.04)              --
  In excess of net investment
     income........................          --               --               --            (0.03)           (0.08)
                                        -------          -------          -------          -------           ------
  Total distributions to
     shareholders..................       (0.01)              --               --            (0.07)           (0.08)
                                        -------          -------          -------          -------           ------
Net asset value, end of period.....     $  7.92          $  5.46          $  4.72          $  6.20           $ 8.77
                                        =======          =======          =======          =======           ======
Total return.......................       45.24%           15.68%          (23.87)%         (28.68)%          (1.20)%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
     Net Assets, end of period
       (000).......................      $1,512           $1,053             $866           $1,009           $1,378
     Net investment loss before
       waivers/ reimbursements.....       (8.52)%         (13.32)%         (13.49)%         (12.54)%          (6.38)%
     Net investment loss net of
       waivers/ reimbursements.....       (0.71)%          (0.50)%          (0.74)%          (0.63)%          (0.22)%
     Expenses before
       waivers/reimbursements......        9.31%           14.32%           14.25%           13.33%            7.16%
     Expenses net of waivers/
       reimbursements..............        1.50%            1.50%            1.50%            1.42%            1.00%
     Portfolio turnover rate.......      100.31%          152.20%          102.13%           51.70%           60.60%

---------------

* Calculated based on the average shares outstanding during the period.

               See accompanying notes to the financial statements

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                            ENDED             ENDED             ENDED               ENDED
                                        MARCH 31, 2000    MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1997(a)
                                        --------------    --------------    --------------    -----------------
SELECT SHARES
Net asset value, beginning of
  period..............................     $  5.44           $  4.71           $  6.20             $  8.08
                                           -------           -------           -------             -------
Income from investment operations:
  Net investment loss.................       (0.07)            (0.04)*           (0.04)*             (0.01)*
  Net realized and unrealized
     gain/(loss) on investments and
     foreign currency transactions....        2.52              0.77             (1.45)              (1.80)
                                           -------           -------           -------             -------
  Total from investment operations....        2.45              0.73             (1.49)              (1.81)
                                           -------           -------           -------             -------
Distributions to shareholders from:
  Net investment income...............          --                --                --               (0.04)
  In excess of net investment
     income...........................          --                --                --               (0.03)
                                           -------           -------           -------             -------
  Total distributions to
     shareholders.....................          --                --                --               (0.07)
                                           -------           -------           -------             -------
Net asset value, end of period........     $  7.89           $  5.44           $  4.71             $  6.20
                                           =======           =======           =======             =======
Total return..........................       45.04%            15.50%           (24.03)%            (22.59)%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
     Net Assets, end of period
       (000)..........................         $95               $48               $50                 $13
     Net investment loss before
       waivers/ reimbursements........       (8.58)%          (14.06)%           (9.10)%            (11.83)%**
     Net investment loss net of
       waivers/ reimbursements........       (0.95)%           (0.91)%           (0.82)%              0.00%**
     Expenses before waivers/
       reimbursements.................        9.40%            14.95%            10.12%              13.33%**
     Expenses net of waivers/
       reimbursements.................        1.75%             1.80%             1.85%               1.50%**
     Portfolio turnover rate..........      100.31%           152.20%           102.13%              51.70%

---------------

*  Calculated based on the average shares outstanding during the period.

**  Annualized.

(a) From commencement of operations on October 22, 1996 to March 31, 1997.

               See accompanying notes to the financial statements

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                            ENDED             ENDED             ENDED               ENDED
                                        MARCH 31, 2000    MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1997(a)
                                        --------------    --------------    --------------    -----------------
INSTITUTIONAL SHARES
Net asset value, beginning of
  period..............................     $  9.11           $ 10.10           $ 10.13             $ 10.00
                                           -------           -------           -------             -------
Income from investment operations:
  Net investment income...............        0.15             0.12*             0.08*               0.02*
  Net realized and unrealized
     gain/(loss) on investments and
     foreign currency transactions....        2.74             (1.02)             0.14                0.11
                                           -------           -------           -------             -------
  Total from investment operations....        2.89             (0.90)             0.22                0.13
                                           -------           -------           -------             -------
Distributions to shareholders from:
  Net investment income...............       (0.19)            (0.09)            (0.05)                 --
  Net realized gain on investments and
     foreign currency transactions....          --                --             (0.06)                 --
  In excess of net realized gain on
     investments and foreign currency
     transactions.....................          --                --             (0.14)                 --
                                           -------           -------           -------             -------
  Total distributions to
     shareholders.....................       (0.19)            (0.09)            (0.25)                 --
                                           -------           -------           -------             -------
Net asset value, end of period........     $ 11.81           $  9.11           $ 10.10             $ 10.13
                                           =======           =======           =======             =======
Total return..........................       32.04%            (8.83)%            2.51%               1.30%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
     Net Assets, end of period
       (000)..........................     $44,628           $34,292           $39,218             $12,859
     Net investment income/(loss)
       before
       waivers/reimbursements.........        0.98%             0.82%            (0.32)%             (5.85)%**
     Net investment income net of
       waivers/reimbursements.........        1.43%             1.29%             0.82%               0.11%**
     Expenses before waivers/
       reimbursements.................        1.96%             1.97%             2.64%               7.46%**
     Expenses net of waivers/
       reimbursements.................        1.50%             1.50%             1.50%               1.50%**
     Portfolio turnover rate..........      148.72%           111.05%            77.72%               6.71%

---------------

*  Calculated based on the average shares outstanding during the period.

**  Annualized.

(a) From commencement of operations on September 23, 1996 to March 31, 1997.

               See accompanying notes to the financial statements

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                            ENDED             ENDED             ENDED               ENDED
                                        MARCH 31, 2000    MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1997(a)
                                        --------------    --------------    --------------    -----------------
SELECT SHARES
Net asset value, beginning of
  period..............................     $  9.10           $ 10.09            $10.13             $10.04
                                           -------           -------            ------             ------
Income from investment operations:
  Net investment income...............        0.13              0.07*             0.06*              0.02*
  Net realized and unrealized
     gain/(loss) on investments and
     foreign currency transactions....        2.71             (1.00)             0.14               0.07
                                           -------           -------            ------             ------
  Total from investment operations....        2.84             (0.93)             0.20               0.09
                                           -------           -------            ------             ------
Distributions to shareholders from:
  Net investment income...............       (0.17)            (0.06)            (0.04)                --
  Net realized gain on investments and
     foreign currency transactions....          --                --             (0.06)                --
  In excess of net realized gain on
     investments and foreign currency
     transactions.....................          --                --             (0.14)                --
                                           -------           -------            ------             ------
  Total distributions to
     shareholders.....................       (0.17)            (0.06)            (0.24)                --
                                           -------           -------            ------             ------
Net asset value, end of period........     $ 11.77           $  9.10            $10.09             $10.13
                                           =======           =======            ======             ======
Total return..........................       31.47%            (9.16)%            2.22%              0.90%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
     Net Assets, end of period
       (000)..........................      $1,650            $1,697            $1,375               $185
     Net investment income/(loss)
       before
       waivers/reimbursements.........        0.67%             0.08%            (0.83)%            (5.52)%**
     Net investment income net of
       waivers/ reimbursements........        1.14%             0.79%             0.61%              0.44%**
     Expenses before waivers/
       reimbursements.................        2.28%             2.66%             3.35%              7.46%**
     Expenses net of waivers/
       reimbursements.................        1.81%             1.95%             1.91%              1.50%**
     Portfolio turnover rate..........      148.72%           111.05%            77.72%              6.71%

---------------

*  Calculated based on the average shares outstanding during the period.

**  Annualized.

(a) From commencement of operations on October 29, 1996 to March 31, 1997.

               See accompanying notes to the financial statements

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                                           ENDED             ENDED               ENDED
                                                       MARCH 31, 2000    MARCH 31, 1999    MARCH 31, 1998(a)
                                                       --------------    --------------    -----------------
INSTITUTIONAL SHARES
Net asset value, beginning of period.................     $  8.99           $   9.97           $  10.00
                                                          -------           --------           --------
Income from investment operations:
  Net investment income..............................        0.34               0.29*              0.10*
  Net realized and unrealized loss on investments and
     securities sold short...........................       (1.58)             (1.00)             (0.13)
                                                          -------           --------           --------
  Total from investment operations...................       (1.24)             (0.71)             (0.03)
                                                          -------           --------           --------
Distributions to shareholders from:
  Net investment income..............................       (0.33)             (0.27)                --
                                                          -------           --------           --------
  Total distributions to shareholders................       (0.33)             (0.27)                --
                                                          -------           --------           --------
Net asset value, end of period.......................     $  7.42           $   8.99           $   9.97
                                                          =======           ========           ========
Total return.........................................      (14.13)%            (7.31)%            (0.30)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)....................     $74,401           $162,404           $168,080
  Net investment income before
     waivers/reimbursements..........................        2.46%              2.75%              2.72%**
  Net investment income net of
     waivers/reimbursements..........................        2.82%              2.97%              3.31%**
  Expenses (including dividend expense) before
     waivers/reimbursements..........................        3.40%              3.07%              3.33%**
  Expenses (including dividend expense) net of
     waivers/reimbursements..........................        3.04%              2.85%              2.75%**
  Expenses (excluding dividend expense) net of
     waivers/reimbursements..........................        2.00%              2.00%              2.00%**
  Portfolio turnover rate............................      139.22%            205.32%            232.93%

---------------

*  Calculated based on the average shares outstanding during the period.

**  Annualized.

(a) From commencement of operations on December 16, 1997 to March 31, 1998.

               See accompanying notes to the financial statements

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                                           ENDED             ENDED               ENDED
                                                       MARCH 31, 2000    MARCH 31, 1999    MARCH 31, 1998(a)
                                                       --------------    --------------    -----------------
INVESTOR SHARES
Net asset value, beginning of period.................     $  8.98           $  9.96             $ 10.00
                                                          -------           -------             -------
Income from investment operations:
  Net investment income..............................        0.32              0.25*               0.08*
  Net realized and unrealized loss on investments and
     securities sold short...........................       (1.59)            (1.00)              (0.12)
                                                          -------           -------             -------
  Total from investment operations...................       (1.27)            (0.75)              (0.04)
                                                          -------           -------             -------
Distributions to shareholders from:
  Net investment income..............................       (0.30)            (0.23)                 --
                                                          -------           -------             -------
  Total distributions to shareholders................       (0.30)            (0.23)                 --
                                                          -------           -------             -------
Net asset value, end of period.......................     $  7.41           $  8.98             $  9.96
                                                          =======           =======             =======
Total return.........................................      (14.41)%           (7.66)%             (0.40)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)....................      $6,155           $37,387             $35,223
  Net investment income before
     waivers/reimbursements..........................        2.01%             2.31%               2.28%**
  Net investment income net of
     waivers/reimbursements..........................        2.36%             2.53%               2.82%**
  Expenses (including dividend expense) before
     waivers/ reimbursements.........................        3.70%             3.52%               3.87%**
  Expenses (including dividend expense) net of
     waivers/ reimbursements.........................        3.35%             3.31%               3.34%**
  Expenses (excluding dividend expense) net of
     waivers/ reimbursements.........................        2.29%             2.45%               2.50%**
  Portfolio turnover rate............................      139.22%           205.32%             232.93%

---------------

*  Calculated based on the average shares outstanding during the period.

**  Annualized.

(a) From commencement of operations on December 18, 1997 to March 31, 1998.

               See accompanying notes to the financial statements

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE YEAR      FOR THE PERIOD
                                                                  ENDED               ENDED
                                                              MARCH 31, 2000    MARCH 31, 1999(a)
                                                              --------------    -----------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................     $  9.81             $ 10.00
                                                                 -------             -------
Income from investment operations:
  Net investment income.....................................        0.35                0.26
  Net realized and unrealized loss on investments and
     futures contracts......................................       (0.57)              (0.21)
                                                                 -------             -------
  Total from investment operations..........................       (0.22)               0.05
                                                                 -------             -------
Distributions to shareholders from:
  Net investment income.....................................       (0.35)              (0.24)
  Net realized gain on investments and futures contracts....       (0.83)                 --
                                                                 -------             -------
  Total distributions to shareholders.......................       (1.18)              (0.24)
                                                                 -------             -------
Net asset value, end of period..............................     $  8.41             $  9.81
                                                                 =======             =======
Total return................................................       (2.63)%              0.53%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................      $7,528              $7,032
  Net investment income before waivers/reimbursements.......        2.12%               1.18%*
  Net investment income net of waivers/reimbursements.......        3.76%               2.81%*
  Expenses before waivers/reimbursements....................        1.99%               1.98%*
  Expenses net of waivers/reimbursements....................        0.35%               0.35%*
  Portfolio turnover rate...................................      144.75%             154.45%

---------------

*  Annualized.

(a) From commencement of operations on April 22, 1998 to March 31, 1999.

               See accompanying notes to the financial statements

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE YEAR      FOR THE PERIOD
                                                                  ENDED               ENDED
                                                              MARCH 31, 2000    MARCH 31, 1999(a)
                                                              --------------    -----------------
INVESTOR SHARES
Net asset value, beginning of period........................     $  9.79             $ 10.00
                                                                 -------             -------
Income from investment operations:
  Net investment income.....................................        0.32                0.21
  Net realized and unrealized loss on investments and
     futures contracts......................................       (0.56)              (0.20)
                                                                 -------             -------
  Total from investment operations..........................       (0.24)               0.01
                                                                 -------             -------
Distributions to shareholders from:
  Net investment income.....................................       (0.32)              (0.22)
  Net realized gain on investments and futures contracts....       (0.83)                 --
                                                                 -------             -------
  Total distributions to shareholders.......................       (1.15)              (0.22)
                                                                 -------             -------
Net asset value, end of period..............................     $  8.40             $  9.79
                                                                 =======             =======
Total return................................................       (2.78)%              0.18%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $75                $257
  Net investment income before waivers/reimbursements.......        0.79%               1.39%*
  Net investment income net of waivers/reimbursements.......        2.42%               3.07%*
  Expenses before waivers/reimbursements....................        2.23%               2.14%*
  Expenses net of waivers/reimbursements....................        0.60%               0.45%*
  Portfolio turnover rate...................................      144.75%             154.45%

---------------

*  Annualized.

(a) From commencement of operations on April 22, 1998 to March 31, 1999.

               See accompanying notes to the financial statements

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE YEAR       FOR THE PERIOD
                                                                  ENDED               ENDED
                                                              MARCH 31, 2000    MARCH 31, 1999(a)
                                                              --------------    ------------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................     $ 10.46             $ 10.00
                                                                 -------             -------
Income from investment operations:
  Net investment income.....................................        0.44                0.11
  Net realized and unrealized gain on investments and
     securities sold short..................................        0.57                0.40
                                                                 -------             -------
  Total from investment operations..........................        1.01                0.51
                                                                 -------             -------
Distributions to shareholders from:
  Net investment income.....................................       (0.42)              (0.05)
                                                                 -------             -------
  Total distributions to shareholders.......................       (0.42)              (0.05)
                                                                 -------             -------
Net asset value, end of period..............................     $ 11.05             $ 10.46
                                                                 =======             =======
Total return................................................        9.82%               5.14%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $27,835             $28,814
  Net investment income before waivers/reimbursements.......        3.45%               2.00%*
  Net investment income net of waivers/reimbursements.......        3.99%               3.15%*
  Expenses (including dividend expense) before
     waivers/reimbursements.................................        2.81%               3.90%*
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................        2.27%               2.75%*
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................        1.25%               1.25%*
  Portfolio turnover rate...................................      368.26%             145.22%

---------------

*  Annualized.

(a) From commencement of operations on October 19, 1998 to March 31, 1999.

               See accompanying notes to the financial statements

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE YEAR      FOR THE PERIOD
                                                                  ENDED               ENDED
                                                              MARCH 31, 2000    MARCH 31, 1999(a)
                                                              --------------    -----------------
INVESTOR SHARES
Net asset value, beginning of period........................     $ 10.43             $ 10.00
                                                                 -------             -------
Income from investment operations:
  Net investment income.....................................        0.43                0.07
  Net realized and unrealized gain on investments and
     securities sold short..................................        0.53                0.40
                                                                 -------             -------
  Total from investment operations..........................        0.96                0.47
                                                                 -------             -------
Distributions to shareholders from:
  Net investment income.....................................       (0.40)              (0.04)
                                                                 -------             -------
  Total distributions to shareholders.......................       (0.40)              (0.04)
                                                                 -------             -------
Net asset value, end of period..............................     $ 10.99             $ 10.43
                                                                 =======             =======
Total return................................................        9.39%               4.71%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $904                $539
  Net investment income before waivers/reimbursements.......        3.16%               1.30%*
  Net investment income net of waivers/reimbursements.......        3.72%               2.26%*
  Expenses (including dividend expense) before
     waivers/reimbursements.................................        3.11%               3.73%*
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................        2.55%               2.77%*
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................        1.52%               1.46%*
  Portfolio turnover rate...................................      368.26%             145.22%

---------------

*  Annualized.

(a) From commencement of operations on November 11, 1998 to March 31, 1999.

               See accompanying notes to the financial statements

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Barr Rosenberg Series Trust,

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments and schedules of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund, and Select Sectors Market Neutral Fund, each a series of the Barr Rosenberg Series Trust (the "Trust") at March 31, 2000, the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis of the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

San Francisco
May 11, 2000

                           (Intentionally Left Blank)

BARR ROSENBERG SERIES TRUST

Manager
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, CA 94563

Administrator
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Transfer and Shareholder Servicing Agent
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor
Barr Rosenberg Funds Distributor, Inc.
c/o BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
State Street Bank and Trust Company
Mutual Funds Division
Boston, MA 02110

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Independent Accountants
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105-2119

Counsel
Ropes & Gray
One International Place
Boston, MA 02110

This report is for the information of the shareholders of Barr Rosenberg Series Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.
(BRG-0055) (5/00)

                ------------------------------------------------

                          BARR ROSENBERG SERIES TRUST

                ------------------------------------------------

                        U.S. SMALL CAPITALIZATION SERIES
                                  JAPAN SERIES
                              INTERNATIONAL SMALL
                             CAPITALIZATION SERIES
                             BARR ROSENBERG MARKET
                                  NEUTRAL FUND
                    BARR ROSENBERG DOUBLE ALPHA MARKET FUND
                         BARR ROSENBERG SELECT SECTORS
                              MARKET NEUTRAL FUND

                                 ANNUAL REPORT

                ------------------------------------------------

                                 MARCH 31, 2000

                ------------------------------------------------